UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  February 29

Date of reporting period:  August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Convertible Securities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Convertible Securities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Convertible Securities Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.
Portfolio management
Yan Jin
Lead Portfolio Manager
Managed Fund since 2006
David King, CFA
Portfolio Manager
Managed Fund since 2010
Grace Lee, CAIA
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended August 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/25/87	3.57	2.20	8.81	9.18
	Including sales charges		-2.38	-3.68	7.53	8.53
Advisor Class		11/08/12	3.64	2.42	9.08	9.46
Class C	Excluding sales charges	10/21/96	3.15	1.38	7.99	8.36
	Including sales charges		2.15	0.39	7.99	8.36
Institutional Class		05/21/99	3.69	2.45	9.08	9.46
Institutional 2 Class		11/08/12	3.68	2.48	9.15	9.54
Institutional 3 Class*		10/01/14	3.70	2.54	9.19	9.54
Class R		11/16/11	3.40	1.94	8.53	8.91
ICE BofA US Convertible Index			4.02	3.77	8.87	9.53
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofA US Convertible Index tracks the performance of publicly issued US dollar denominated convertible securities of US companies. Effective July 1, 2022 the ICE BofA US Convertible Index now includes transaction costs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes, other expenses of investing or, for periods prior to July 2022, transaction costs. Securities in the Fund may not match those in an index.
Columbia Convertible Securities Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	3.5
Convertible Bonds	88.2
Convertible Preferred Stocks	7.6
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Convertible Securities Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.70	1,019.61	5.63	5.58	1.10
Advisor Class	1,000.00	1,000.00	1,036.40	1,020.86	4.35	4.32	0.85
Class C	1,000.00	1,000.00	1,031.50	1,015.79	9.50	9.42	1.86
Institutional Class	1,000.00	1,000.00	1,036.90	1,020.86	4.35	4.32	0.85
Institutional 2 Class	1,000.00	1,000.00	1,036.80	1,021.11	4.10	4.06	0.80
Institutional 3 Class	1,000.00	1,000.00	1,037.00	1,021.32	3.89	3.86	0.76
Class R	1,000.00	1,000.00	1,034.00	1,018.30	6.95	6.90	1.36
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Convertible Securities Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 3.5%
Issuer	Shares	Value ($)
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,716
EQT Corp.	165,000	7,131,300
Pioneer Natural Resources Co.	55,200	13,133,736
Total		22,560,752
Total Energy		22,560,752
Financials 0.2%
Financial Services 0.2%
Clovis Liquidation Trust(a),(b),(d)	21,161,130	2,439,878
Total Financials		2,439,878
Information Technology 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc.	100,000	8,184,000
Total Information Technology		8,184,000
Real Estate 0.5%
Retail REITs 0.5%
Kite Realty Group Trust	315,000	7,109,550
Total Real Estate		7,109,550
Utilities 0.7%
Electric Utilities 0.7%
Duke Energy Corp.	125,000	11,100,000
Total Utilities		11,100,000
Total Common Stocks (Cost $40,714,554)		51,394,180

Convertible Bonds 87.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Axon Enterprise, Inc.(e)
12/15/2027	0.500%	10,032,000	11,165,616
Airlines 1.6%
American Airlines Group, Inc.
07/01/2025	6.500%	10,000,000	11,400,000
JetBlue Airways Corp.
04/01/2026	0.500%	15,680,000	12,318,208
Total			23,718,208
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.4%
Lucid Group, Inc.(e)
12/15/2026	1.250%	15,860,000	10,269,350
Rivian Automotive, Inc.(e)
03/15/2029	4.625%	8,000,000	11,052,000
Total			21,321,350
Cable and Satellite 3.4%
Cable One, Inc.
03/15/2028	1.125%	14,000,000	10,521,000
DISH Network Corp.
Subordinated
08/15/2026	3.375%	42,778,000	25,880,690
Liberty Media Corp.-Liberty Formula One
08/15/2027	2.250%	14,000,000	14,454,906
Total			50,856,596
Consumer Cyclical Services 3.7%
Booking Holdings, Inc.
05/01/2025	0.750%	7,000,000	11,769,100
Lyft, Inc.
05/15/2025	1.500%	12,380,000	11,346,270
Match Group FinanceCo 3, Inc.(e)
01/15/2030	2.000%	17,348,000	16,253,341
Zillow Group, Inc.
05/15/2025	2.750%	13,754,000	14,819,935
Total			54,188,646
Consumer Products 0.7%
Beauty Health Co. (The)(e)
10/01/2026	1.250%	13,850,000	10,699,125
Diversified Manufacturing 2.4%
Array Technologies, Inc.
12/01/2028	1.000%	6,340,000	7,810,880
Bloom Energy Corp.(e)
06/01/2028	3.000%	9,000,000	9,612,900
Enphase Energy, Inc.(f)
03/01/2028	0.000%	12,069,000	10,137,960
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	7,488,000	7,315,027
Total			34,876,767
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Convertible Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.2%
CenterPoint Energy, Inc.(g)
Subordinated
09/15/2029	3.369%	216,500	8,727,115
Sunnova Energy International, Inc.
02/15/2028	2.625%	12,820,000	9,141,942
Total			17,869,057
Food and Beverage 0.5%
Chefs’ Warehouse, Inc. (The)(e)
12/15/2028	2.375%	8,500,000	7,939,000
Gaming 0.8%
Wynn Macau, Ltd.(e)
03/07/2029	4.500%	10,500,000	11,174,526
Health Care 9.9%
Accolade, Inc.
04/01/2026	0.500%	9,000,000	7,425,000
CONMED Corp.
06/15/2027	2.250%	11,067,000	11,083,601
Dexcom, Inc.(e)
05/15/2028	0.375%	43,000,000	39,151,500
Exact Sciences Corp.
03/01/2028	0.375%	23,980,000	22,752,224
Glaukos Corp.
06/15/2027	2.750%	3,440,000	5,407,250
Insulet Corp.
09/01/2026	0.375%	7,330,000	7,740,480
Integer Holdings Corp.(e)
02/15/2028	2.125%	9,300,000	10,708,950
LivaNova USA, Inc.
12/15/2025	3.000%	10,500,000	11,694,375
Natera, Inc.
05/01/2027	2.250%	6,873,000	11,198,694
Shockwave Medical, Inc.(e)
08/15/2028	1.000%	10,000,000	10,120,000
Teladoc Health, Inc.
06/01/2027	1.250%	12,000,000	9,630,000
Total			146,912,074
Healthcare REIT 1.1%
Welltower OP LLC(e)
05/15/2028	2.750%	15,500,000	15,941,750
Independent Energy 0.8%
Chesapeake Energy Escrow(f)
09/15/2026	0.000%	10,200,000	204,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Oil and Gas, Inc.(e)
04/15/2029	3.625%	9,000,000	11,318,314
Total			11,522,314
Leisure 5.0%
Carnival Corp.(e)
12/01/2027	5.750%	8,000,000	11,771,355
Live Nation Entertainment, Inc.(e)
01/15/2029	3.125%	13,890,000	14,723,400
NCL Corp., Ltd.
02/15/2027	2.500%	42,050,000	36,499,400
Royal Caribbean Cruises Ltd.
08/15/2025	6.000%	5,040,000	10,591,477
Total			73,585,632
Lodging 0.7%
Marriott Vacations Worldwide Corp.(e)
12/15/2027	3.250%	12,180,000	10,937,640
Media and Entertainment 3.8%
Bilibili, Inc.
12/01/2026	0.500%	17,220,000	15,368,850
fuboTV, Inc.
02/15/2026	3.250%	15,000,000	9,700,500
Snap, Inc.
03/01/2028	0.125%	44,000,000	31,023,818
Total			56,093,168
Metals and Mining 2.5%
Ivanhoe Mines Ltd.(e)
04/15/2026	2.500%	5,775,000	7,608,413
Lithium Americas Corp.
01/15/2027	1.750%	16,780,000	12,484,320
MP Materials Corp.(e)
04/01/2026	0.250%	9,870,000	8,605,653
Peabody Energy Corp.
03/01/2028	3.250%	6,000,000	8,028,000
Total			36,726,386
Oil Field Services 0.5%
Nabors Industries, Inc.(e)
06/15/2029	1.750%	10,000,000	8,202,297
Other Financial Institutions 0.7%
Encore Capital Group, Inc.(e)
03/15/2029	4.000%	11,500,000	11,045,667

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.8%
Fluor Corp.(e)
08/15/2029	1.125%	12,000,000	12,096,000
Other REIT 0.8%
Starwood Property Trust, Inc.
07/15/2027	6.750%	11,000,000	11,506,000
Other Utility 0.8%
American Water Capital Corp.(e)
06/15/2026	3.625%	12,000,000	11,947,200
Pharmaceuticals 9.2%
Alnylam Pharmaceuticals, Inc.(e)
09/15/2027	1.000%	11,380,000	11,067,050
BridgeBio Pharma, Inc.
02/01/2029	2.250%	15,000,000	11,653,500
Collegium Pharmaceutical, Inc.(e)
02/15/2029	2.875%	9,000,000	8,060,400
Cytokinetics, Inc.
07/01/2027	3.500%	12,000,000	11,295,600
Esperion Therapeutics, Inc.
11/15/2025	4.000%	13,900,000	7,610,250
Halozyme Therapeutics, Inc.
03/01/2027	0.250%	16,390,000	14,249,466
Insmed, Inc.
06/01/2028	0.750%	17,030,000	15,105,610
Ionis Pharmaceuticals, Inc.(e)
06/15/2028	1.750%	15,000,000	14,700,000
Jazz Investments I Ltd.
06/15/2026	2.000%	11,100,000	11,967,188
Mirum Pharmaceuticals, Inc.(e)
05/01/2029	4.000%	7,000,000	8,019,375
PTC Therapeutics, Inc.
09/15/2026	1.500%	11,000,000	10,989,000
Sarepta Therapeutics, Inc.(e)
09/15/2027	1.250%	10,870,000	12,168,402
Total			136,885,841
Retailers 5.0%
Burlington Stores, Inc.
04/15/2025	2.250%	11,000,000	11,433,125
Etsy, Inc.
10/01/2026	0.125%	6,500,000	7,052,500
06/15/2028	0.250%	20,130,000	15,369,255
Farfetch Ltd.
05/01/2027	3.750%	10,380,000	6,482,310
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wayfair, Inc.
08/15/2026	1.000%	38,745,000	33,343,947
Total			73,681,137
Technology 27.6%
2U, Inc.
05/01/2025	2.250%	12,250,000	7,791,000
Akamai Technologies, Inc.(e)
02/15/2029	1.125%	14,000,000	14,058,780
Alteryx, Inc.
08/01/2026	1.000%	10,000,000	8,300,000
Bandwidth, Inc.
03/01/2026	0.250%	10,000,000	8,005,000
Bentley Systems, Inc.
07/01/2027	0.375%	17,000,000	14,764,500
BigCommerce Holdings, Inc.
10/01/2026	0.250%	16,780,000	13,205,860
Bill.com Holdings, Inc.(f)
04/01/2027	0.000%	28,000,000	22,750,000
Cerence, Inc.(e)
07/01/2028	1.500%	12,500,000	11,450,000
Datadog, Inc.
06/15/2025	0.125%	12,323,000	14,972,445
Dropbox, Inc.(f)
03/01/2028	0.000%	15,500,000	14,918,750
Envestnet, Inc.
Subordinated
08/15/2025	0.750%	12,000,000	10,890,000
Everbridge, Inc.
12/15/2024	0.125%	10,850,000	9,982,000
IMAX Corp.
04/01/2026	0.500%	9,000,000	8,359,200
Impinj, Inc.
05/15/2027	1.125%	11,000,000	10,216,800
indie Semiconductor, Inc.(e)
11/15/2027	4.500%	7,420,000	7,902,300
Infinera Corp.
08/01/2028	3.750%	8,530,000	8,278,365
Lumentum Holdings, Inc.
06/15/2028	0.500%	20,137,000	15,380,641
Lumentum Holdings, Inc.(e)
12/15/2029	1.500%	8,000,000	7,932,000
MACOM Technology Solutions Holdings, Inc.
03/15/2026	0.250%	12,381,000	14,349,579
Marathon Digital Holdings, Inc.
12/01/2026	1.000%	14,780,000	9,256,714

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Convertible Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Model N, Inc.(e)
03/15/2028	1.875%	11,000,000	10,208,000
MongoDB, Inc.
01/15/2026	0.250%	5,870,000	10,882,980
Nutanix, Inc.
10/01/2027	0.250%	14,000,000	12,118,750
Okta, Inc.
06/15/2026	0.375%	10,000,000	8,670,000
ON Semiconductor Corp.(e)
03/01/2029	0.500%	30,000,000	34,260,000
Palo Alto Networks, Inc.
06/01/2025	0.375%	8,847,000	21,644,185
Shift4 Payments, Inc.
08/01/2027	0.500%	13,230,000	10,954,440
SMART Global Holdings, Inc.
02/01/2029	2.000%	8,480,000	11,655,760
Tyler Technologies, Inc.
03/15/2026	0.250%	11,500,000	11,344,750
Veeco Instruments, Inc.(e)
06/01/2029	2.875%	8,800,000	10,663,469
Wolfspeed, Inc.(e)
12/01/2029	1.875%	15,083,000	10,972,883
Workiva, Inc.(e)
08/15/2028	1.250%	8,000,000	8,340,000
Zscaler, Inc.
07/01/2025	0.125%	11,570,000	13,976,560
Total			408,455,711
Transportation Services 1.3%
Air Transport Services Group, Inc.(e)
08/15/2029	3.875%	8,000,000	7,976,000
CryoPort, Inc.(e)
12/01/2026	0.750%	13,850,000	10,872,250
Total			18,848,250
Total Convertible Bonds (Cost $1,352,515,004)			1,288,195,958

Convertible Preferred Stocks 7.5%
Issuer		Shares	Value ($)
Financials 3.3%
Banks 2.2%
Bank of America Corp.(h)	7.250%	21,648	25,113,628
New York Community Capital Trust V	6.000%	188,225	7,393,619
Total			32,507,247
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 1.1%
Apollo Global Management, Inc.	6.750%	300,000	16,212,000
Total Financials			48,719,247
Industrials 1.5%
Machinery 1.0%
Chart Industries, Inc., ADR	6.750%	208,300	14,683,067
Professional Services 0.5%
Clarivate PLC	5.250%	249,550	7,975,618
Total Industrials			22,658,685
Utilities 2.7%
Electric Utilities 1.2%
NextEra Energy, Inc.	6.926%	430,000	18,090,100
Gas Utilities 0.5%
UGI Corp.	7.250%	115,000	6,997,307
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	150,000	14,820,000
Total Utilities			39,907,407
Total Convertible Preferred Stocks (Cost $124,218,840)			111,285,339

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(i),(j)	10,272,739	10,269,657
Total Money Market Funds (Cost $10,268,489)		10,269,657
Total Investments in Securities (Cost: $1,527,716,887)		1,461,145,134
Other Assets & Liabilities, Net		19,108,101
Net Assets		1,480,253,235

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $4,735,594, which represents 0.32% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2023, the total market value of these securities amounted to $2,295,716, which represents 0.16% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	10,248,729	358,011	2,295,716

(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $460,994,906, which represents 31.14% of total net assets.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2023.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	6,891,405	341,978,543	(338,601,442)	1,151	10,269,657	6,633	483,898	10,272,739
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Convertible Securities Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Energy	20,265,036	—	2,295,716	22,560,752
Financials	—	—	2,439,878	2,439,878
Information Technology	8,184,000	—	—	8,184,000
Real Estate	7,109,550	—	—	7,109,550
Utilities	11,100,000	—	—	11,100,000
Total Common Stocks	46,658,586	—	4,735,594	51,394,180
Convertible Bonds	—	1,288,195,958	—	1,288,195,958
Convertible Preferred Stocks
Financials	—	48,719,247	—	48,719,247
Industrials	—	22,658,685	—	22,658,685
Utilities	—	39,907,407	—	39,907,407
Total Convertible Preferred Stocks	—	111,285,339	—	111,285,339
Money Market Funds	10,269,657	—	—	10,269,657
Total Investments in Securities	56,928,243	1,399,481,297	4,735,594	1,461,145,134
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,517,448,398)	$1,450,875,477
Affiliated issuers (cost $10,268,489)	10,269,657
Receivable for:
Investments sold	19,865,130
Capital shares sold	953,659
Dividends	1,927,044
Interest	4,892,454
Expense reimbursement due from Investment Manager	3,227
Prepaid expenses	19,491
Other assets	44,558
Total assets	1,488,850,697
Liabilities
Payable for:
Investments purchased	6,548,822
Capital shares redeemed	1,678,909
Management services fees	31,212
Distribution and/or service fees	3,165
Transfer agent fees	116,691
Trustees’ fees	169,482
Compensation of chief compliance officer	139
Other expenses	49,042
Total liabilities	8,597,462
Net assets applicable to outstanding capital stock	$1,480,253,235
Represented by
Paid in capital	1,625,766,121
Total distributable earnings (loss)	(145,512,886)
Total - representing net assets applicable to outstanding capital stock	$1,480,253,235
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Convertible Securities Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
August 31, 2023 (Unaudited)
Class A
Net assets	$299,229,012
Shares outstanding	15,146,123
Net asset value per share	$19.76
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.97
Advisor Class
Net assets	$91,821,908
Shares outstanding	4,572,878
Net asset value per share	$20.08
Class C
Net assets	$40,215,591
Shares outstanding	2,047,311
Net asset value per share	$19.64
Institutional Class
Net assets	$608,705,110
Shares outstanding	30,734,442
Net asset value per share	$19.81
Institutional 2 Class
Net assets	$190,148,371
Shares outstanding	9,487,109
Net asset value per share	$20.04
Institutional 3 Class
Net assets	$249,112,979
Shares outstanding	12,272,198
Net asset value per share	$20.30
Class R
Net assets	$1,020,264
Shares outstanding	51,713
Net asset value per share	$19.73
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	13

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,251,164
Dividends — affiliated issuers	483,898
Interest	18,487,194
Interfund lending	313
Total income	26,222,569
Expenses:
Management services fees	5,716,146
Distribution and/or service fees
Class A	380,076
Class C	216,124
Class R	2,530
Transfer agent fees
Class A	162,528
Advisor Class	51,334
Class C	23,112
Institutional Class	339,939
Institutional 2 Class	47,268
Institutional 3 Class	6,900
Class R	541
Trustees’ fees	28,706
Custodian fees	5,771
Printing and postage fees	46,354
Registration fees	83,153
Accounting services fees	15,258
Legal fees	13,780
Compensation of chief compliance officer	140
Other	18,668
Total expenses	7,158,328
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(395,196)
Total net expenses	6,763,132
Net investment income	19,459,437
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,288,957)
Investments — affiliated issuers	6,633
Foreign currency translations	(15,303)
Net realized loss	(24,297,627)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	59,801,712
Investments — affiliated issuers	1,151
Foreign currency translations	802
Net change in unrealized appreciation (depreciation)	59,803,665
Net realized and unrealized gain	35,506,038
Net increase in net assets resulting from operations	$54,965,475
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Convertible Securities Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$19,459,437	$32,478,303
Net realized loss	(24,297,627)	(24,739,825)
Net change in unrealized appreciation (depreciation)	59,803,665	(229,317,035)
Net increase (decrease) in net assets resulting from operations	54,965,475	(221,578,557)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,397,291)	(30,233,550)
Advisor Class	(1,506,866)	(11,773,057)
Class C	(471,141)	(4,831,018)
Institutional Class	(10,023,471)	(79,882,753)
Institutional 2 Class	(2,565,502)	(11,497,200)
Institutional 3 Class	(2,923,958)	(6,548,066)
Class R	(13,415)	(97,258)
Total distributions to shareholders	(21,901,644)	(144,862,902)
Increase (decrease) in net assets from capital stock activity	61,982,627	(293,613,385)
Total increase (decrease) in net assets	95,046,458	(660,054,844)
Net assets at beginning of period	1,385,206,777	2,045,261,621
Net assets at end of period	$1,480,253,235	$1,385,206,777
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	622,709	12,185,415	3,153,106	65,292,546
Distributions reinvested	163,878	3,139,637	1,184,593	21,996,997
Shares redeemed	(1,714,222)	(33,155,229)	(5,666,325)	(113,479,702)
Net decrease	(927,635)	(17,830,177)	(1,328,626)	(26,190,159)
Advisor Class
Shares sold	463,330	9,088,964	2,222,378	45,927,621
Distributions reinvested	77,201	1,501,615	620,792	11,742,400
Shares redeemed	(1,498,764)	(29,396,843)	(4,655,942)	(95,824,377)
Net decrease	(958,233)	(18,806,264)	(1,812,772)	(38,154,356)
Class C
Shares sold	66,862	1,282,249	234,307	4,684,689
Distributions reinvested	22,222	424,133	236,326	4,340,270
Shares redeemed	(411,590)	(7,989,184)	(1,401,424)	(28,094,414)
Net decrease	(322,506)	(6,282,802)	(930,791)	(19,069,455)
Institutional Class
Shares sold	3,762,906	72,996,852	12,948,975	268,707,523
Distributions reinvested	480,786	9,233,346	3,601,675	67,160,136
Shares redeemed	(6,603,570)	(129,171,452)	(29,452,702)	(592,154,282)
Net decrease	(2,359,878)	(46,941,254)	(12,902,052)	(256,286,623)
Institutional 2 Class
Shares sold	3,140,654	62,074,129	6,039,567	124,193,181
Distributions reinvested	123,024	2,393,068	539,086	10,201,158
Shares redeemed	(1,879,808)	(36,496,473)	(5,966,797)	(122,566,707)
Net increase	1,383,870	27,970,724	611,856	11,827,632
Institutional 3 Class
Shares sold	8,031,077	156,535,589	4,735,906	97,483,006
Distributions reinvested	115,027	2,291,884	305,995	5,862,118
Shares redeemed	(1,752,552)	(34,919,788)	(3,343,490)	(69,083,430)
Net increase	6,393,552	123,907,685	1,698,411	34,261,694
Class R
Shares sold	4,136	80,434	9,048	181,071
Distributions reinvested	686	13,130	4,960	91,836
Shares redeemed	(6,758)	(128,849)	(14,214)	(275,025)
Net decrease	(1,936)	(35,285)	(206)	(2,118)
Total net increase (decrease)	3,207,234	61,982,627	(14,664,180)	(293,613,385)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Convertible Securities Fund | Semiannual Report 2023

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Columbia Convertible Securities Fund | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$19.36	0.24	0.44	0.68	(0.28)	—	(0.28)
Year Ended 2/28/2023	$23.74	0.38	(2.93)	(2.55)	(0.39)	(1.44)	(1.83)
Year Ended 2/28/2022	$32.01	0.24	(2.84)	(2.60)	(0.22)	(5.45)	(5.67)
Year Ended 2/28/2021	$22.09	0.34	11.92	12.26	(0.44)	(1.90)	(2.34)
Year Ended 2/29/2020	$20.92	0.39	2.18	2.57	(0.50)	(0.90)	(1.40)
Year Ended 2/28/2019	$20.41	0.39	1.11	1.50	(0.40)	(0.59)	(0.99)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$19.68	0.27	0.44	0.71	(0.31)	—	(0.31)
Year Ended 2/28/2023	$24.09	0.43	(2.95)	(2.52)	(0.45)	(1.44)	(1.89)
Year Ended 2/28/2022	$32.40	0.32	(2.89)	(2.57)	(0.29)	(5.45)	(5.74)
Year Ended 2/28/2021	$22.34	0.41	12.06	12.47	(0.51)	(1.90)	(2.41)
Year Ended 2/29/2020	$21.14	0.45	2.20	2.65	(0.55)	(0.90)	(1.45)
Year Ended 2/28/2019	$20.61	0.44	1.13	1.57	(0.45)	(0.59)	(1.04)
Class C
Six Months Ended 8/31/2023 (Unaudited)	$19.25	0.16	0.44	0.60	(0.21)	—	(0.21)
Year Ended 2/28/2023	$23.60	0.22	(2.89)	(2.67)	(0.24)	(1.44)	(1.68)
Year Ended 2/28/2022	$31.88	0.03	(2.85)	(2.82)	(0.01)	(5.45)	(5.46)
Year Ended 2/28/2021	$22.00	0.15	11.89	12.04	(0.26)	(1.90)	(2.16)
Year Ended 2/29/2020	$20.84	0.23	2.17	2.40	(0.34)	(0.90)	(1.24)
Year Ended 2/28/2019	$20.33	0.23	1.12	1.35	(0.25)	(0.59)	(0.84)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$19.41	0.26	0.45	0.71	(0.31)	—	(0.31)
Year Ended 2/28/2023	$23.79	0.43	(2.92)	(2.49)	(0.45)	(1.44)	(1.89)
Year Ended 2/28/2022	$32.08	0.31	(2.86)	(2.55)	(0.29)	(5.45)	(5.74)
Year Ended 2/28/2021	$22.13	0.41	11.95	12.36	(0.51)	(1.90)	(2.41)
Year Ended 2/29/2020	$20.96	0.45	2.17	2.62	(0.55)	(0.90)	(1.45)
Year Ended 2/28/2019	$20.44	0.44	1.12	1.56	(0.45)	(0.59)	(1.04)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$19.64	0.27	0.44	0.71	(0.31)	—	(0.31)
Year Ended 2/28/2023	$24.05	0.46	(2.97)	(2.51)	(0.46)	(1.44)	(1.90)
Year Ended 2/28/2022	$32.36	0.33	(2.88)	(2.55)	(0.31)	(5.45)	(5.76)
Year Ended 2/28/2021	$22.31	0.43	12.04	12.47	(0.52)	(1.90)	(2.42)
Year Ended 2/29/2020	$21.12	0.47	2.18	2.65	(0.56)	(0.90)	(1.46)
Year Ended 2/28/2019	$20.59	0.45	1.14	1.59	(0.47)	(0.59)	(1.06)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Convertible Securities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$19.76	3.57%	1.16%	1.10%	2.44%	41%	$299,229
Year Ended 2/28/2023	$19.36	(10.29%)	1.14%(c)	1.12%(c),(d)	1.88%	59%	$311,254
Year Ended 2/28/2022	$23.74	(9.04%)	1.10%(c)	1.10%(c),(d)	0.83%	92%	$413,074
Year Ended 2/28/2021	$32.01	58.37%	1.12%(c)	1.12%(c),(d)	1.32%	98%	$584,015
Year Ended 2/29/2020	$22.09	12.55%	1.17%(c)	1.12%(c),(d)	1.81%	74%	$317,365
Year Ended 2/28/2019	$20.92	7.70%	1.20%(c)	1.13%(c),(d)	1.88%	60%	$286,075
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$20.08	3.64%	0.91%	0.85%	2.68%	41%	$91,822
Year Ended 2/28/2023	$19.68	(10.04%)	0.89%(c)	0.87%(c),(d)	2.10%	59%	$108,831
Year Ended 2/28/2022	$24.09	(8.82%)	0.85%(c)	0.85%(c),(d)	1.08%	92%	$176,880
Year Ended 2/28/2021	$32.40	58.75%	0.88%(c)	0.88%(c),(d)	1.55%	98%	$232,118
Year Ended 2/29/2020	$22.34	12.84%	0.92%(c)	0.87%(c),(d)	2.06%	74%	$94,945
Year Ended 2/28/2019	$21.14	7.99%	0.95%(c)	0.88%(c),(d)	2.15%	60%	$51,487
Class C
Six Months Ended 8/31/2023 (Unaudited)	$19.64	3.15%	1.91%	1.86%	1.68%	41%	$40,216
Year Ended 2/28/2023	$19.25	(10.94%)	1.89%(c)	1.87%(c),(d)	1.10%	59%	$45,631
Year Ended 2/28/2022	$23.60	(9.76%)	1.85%(c)	1.85%(c),(d)	0.09%	92%	$77,910
Year Ended 2/28/2021	$31.88	57.20%	1.87%(c)	1.87%(c),(d)	0.59%	98%	$100,101
Year Ended 2/29/2020	$22.00	11.71%	1.92%(c)	1.87%(c),(d)	1.06%	74%	$62,313
Year Ended 2/28/2019	$20.84	6.92%	1.95%(c)	1.88%(c),(d)	1.14%	60%	$44,035
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$19.81	3.69%	0.91%	0.85%	2.69%	41%	$608,705
Year Ended 2/28/2023	$19.41	(10.04%)	0.89%(c)	0.87%(c),(d)	2.09%	59%	$642,404
Year Ended 2/28/2022	$23.79	(8.84%)	0.85%(c)	0.85%(c),(d)	1.09%	92%	$1,094,312
Year Ended 2/28/2021	$32.08	58.81%	0.88%(c)	0.88%(c),(d)	1.57%	98%	$1,401,886
Year Ended 2/29/2020	$22.13	12.81%	0.92%(c)	0.87%(c),(d)	2.06%	74%	$733,400
Year Ended 2/28/2019	$20.96	8.00%	0.95%(c)	0.88%(c),(d)	2.13%	60%	$544,140
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$20.04	3.68%	0.86%	0.80%	2.75%	41%	$190,148
Year Ended 2/28/2023	$19.64	(10.00%)	0.85%(c)	0.82%(c)	2.22%	59%	$159,146
Year Ended 2/28/2022	$24.05	(8.77%)	0.80%(c)	0.79%(c)	1.14%	92%	$180,150
Year Ended 2/28/2021	$32.36	58.89%	0.83%(c)	0.81%(c)	1.62%	98%	$235,448
Year Ended 2/29/2020	$22.31	12.88%	0.87%(c)	0.81%(c)	2.13%	74%	$92,233
Year Ended 2/28/2019	$21.12	8.07%	0.89%(c)	0.81%(c)	2.19%	60%	$80,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$19.89	0.28	0.44	0.72	(0.31)	—	(0.31)
Year Ended 2/28/2023	$24.32	0.48	(3.00)	(2.52)	(0.47)	(1.44)	(1.91)
Year Ended 2/28/2022	$32.66	0.35	(2.92)	(2.57)	(0.32)	(5.45)	(5.77)
Year Ended 2/28/2021	$22.50	0.45	12.14	12.59	(0.53)	(1.90)	(2.43)
Year Ended 2/29/2020	$21.28	0.48	2.21	2.69	(0.57)	(0.90)	(1.47)
Year Ended 2/28/2019	$20.74	0.47	1.14	1.61	(0.48)	(0.59)	(1.07)
Class R
Six Months Ended 8/31/2023 (Unaudited)	$19.34	0.21	0.44	0.65	(0.26)	—	(0.26)
Year Ended 2/28/2023	$23.70	0.33	(2.91)	(2.58)	(0.34)	(1.44)	(1.78)
Year Ended 2/28/2022	$31.98	0.16	(2.85)	(2.69)	(0.14)	(5.45)	(5.59)
Year Ended 2/28/2021	$22.06	0.29	11.91	12.20	(0.38)	(1.90)	(2.28)
Year Ended 2/29/2020	$20.90	0.34	2.16	2.50	(0.44)	(0.90)	(1.34)
Year Ended 2/28/2019	$20.39	0.33	1.12	1.45	(0.35)	(0.59)	(0.94)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Convertible Securities Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$20.30	3.70%	0.81%	0.76%	2.80%	41%	$249,113
Year Ended 2/28/2023	$19.89	(9.93%)	0.80%(c)	0.78%(c)	2.36%	59%	$116,903
Year Ended 2/28/2022	$24.32	(8.74%)	0.75%(c)	0.75%(c)	1.18%	92%	$101,658
Year Ended 2/28/2021	$32.66	58.95%	0.78%(c)	0.77%(c)	1.74%	98%	$136,747
Year Ended 2/29/2020	$22.50	12.97%	0.82%(c)	0.77%(c)	2.17%	74%	$128,319
Year Ended 2/28/2019	$21.28	8.11%	0.84%(c)	0.76%(c)	2.25%	60%	$100,142
Class R
Six Months Ended 8/31/2023 (Unaudited)	$19.73	3.40%	1.41%	1.36%	2.19%	41%	$1,020
Year Ended 2/28/2023	$19.34	(10.46%)	1.39%(c)	1.37%(c),(d)	1.65%	59%	$1,037
Year Ended 2/28/2022	$23.70	(9.32%)	1.35%(c)	1.35%(c),(d)	0.57%	92%	$1,277
Year Ended 2/28/2021	$31.98	58.04%	1.37%(c)	1.37%(c),(d)	1.13%	98%	$2,138
Year Ended 2/29/2020	$22.06	12.23%	1.42%(c)	1.37%(c),(d)	1.56%	74%	$1,900
Year Ended 2/28/2019	$20.90	7.44%	1.45%(c)	1.38%(c),(d)	1.63%	60%	$2,337
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2023	21

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
22	Columbia Convertible Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Convertible Securities Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that
24	Columbia Convertible Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.77% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Convertible Securities Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	73,605
Class C	—	1.00(b)	88

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Convertible Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2023 through June 30, 2024	Prior to July 1, 2023
Class A	1.08%	1.12%
Advisor Class	0.83	0.87
Class C	1.83	1.87
Institutional Class	0.83	0.87
Institutional 2 Class	0.78	0.82
Institutional 3 Class	0.73	0.78
Class R	1.33	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,527,717,000	84,776,000	(151,348,000)	(66,572,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(52,864,954)	—	(52,864,954)
Columbia Convertible Securities Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $652,467,230 and $596,441,584, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,050,000	5.35	2
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
28	Columbia Convertible Securities Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Convertible Securities Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At August 31, 2023, affiliated shareholders of record owned 22.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30	Columbia Convertible Securities Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Convertible Securities Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
32	Columbia Convertible Securities Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
Columbia Convertible Securities Fund | Semiannual Report 2023	33

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia Convertible Securities Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR134_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Select Large Cap Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Large Cap Equity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Equity Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2014
Tiffany Wade
Co-Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/02/99	17.09	17.38	10.85	12.48
	Including sales charges		10.33	10.62	9.54	11.82
Advisor Class*		07/05/17	17.21	17.61	11.11	12.75
Class C	Excluding sales charges	08/02/99	16.60	16.52	10.02	11.64
	Including sales charges		15.60	15.52	10.02	11.64
Institutional Class		10/02/98	17.24	17.63	11.12	12.76
Institutional 2 Class		11/08/12	17.31	17.76	11.21	12.86
Institutional 3 Class*		03/01/17	17.27	17.80	11.26	12.85
S&P 500 Index			14.50	15.94	11.12	12.81
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	99.1
Exchange-Traded Equity Funds	0.4
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	9.3
Consumer Discretionary	9.0
Consumer Staples	7.3
Energy	3.9
Financials	10.6
Health Care	13.9
Industrials	9.7
Information Technology	30.0
Real Estate	3.5
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,170.90	1,021.06	4.42	4.12	0.81
Advisor Class	1,000.00	1,000.00	1,172.10	1,022.32	3.06	2.85	0.56
Class C	1,000.00	1,000.00	1,166.00	1,017.24	8.55	7.96	1.57
Institutional Class	1,000.00	1,000.00	1,172.40	1,022.32	3.06	2.85	0.56
Institutional 2 Class	1,000.00	1,000.00	1,173.10	1,022.62	2.73	2.54	0.50
Institutional 3 Class	1,000.00	1,000.00	1,172.70	1,022.87	2.46	2.29	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 9.2%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	1,434,250	21,212,559
Interactive Media & Services 5.6%
Alphabet, Inc., Class C(a)	530,001	72,795,637
Media 2.0%
Comcast Corp., Class A	571,061	26,702,812
Total Communication Services		120,711,008
Consumer Discretionary 8.9%
Automobiles 1.2%
Tesla, Inc.(a)	61,961	15,990,895
Broadline Retail 4.8%
Amazon.com, Inc.(a)	454,117	62,672,687
Hotels, Restaurants & Leisure 2.9%
Hilton Worldwide Holdings, Inc.	127,410	18,939,496
Las Vegas Sands Corp.	332,510	18,241,499
Total		37,180,995
Total Consumer Discretionary		115,844,577
Consumer Staples 7.3%
Beverages 1.7%
Coca-Cola Co. (The)	379,413	22,700,280
Consumer Staples Distribution & Retail 2.1%
Walmart, Inc.	165,919	26,980,088
Food Products 1.4%
Mondelez International, Inc., Class A	252,060	17,961,796
Household Products 2.1%
Procter & Gamble Co. (The)	176,888	27,300,894
Total Consumer Staples		94,943,058
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
EOG Resources, Inc.	145,246	18,681,540
Exxon Mobil Corp.	285,788	31,776,768
Total		50,458,308
Total Energy		50,458,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.5%
Banks 1.9%
Bank of America Corp.	876,577	25,131,463
Capital Markets 2.9%
Morgan Stanley	224,947	19,154,237
S&P Global, Inc.	47,585	18,599,073
Total		37,753,310
Financial Services 4.1%
Global Payments, Inc.	157,106	19,903,759
MasterCard, Inc., Class A	80,085	33,046,275
Total		52,950,034
Insurance 1.6%
Chubb Ltd.	106,129	21,318,132
Total Financials		137,152,939
Health Care 13.8%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	91,751	8,384,206
Vertex Pharmaceuticals, Inc.(a)	35,007	12,194,339
Total		20,578,545
Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	259,213	10,524,048
Boston Scientific Corp.(a)	345,122	18,615,881
Intuitive Surgical, Inc.(a)	63,168	19,751,370
Total		48,891,299
Health Care Providers & Services 2.9%
Elevance Health, Inc.	52,682	23,285,971
Laboratory Corp. of America Holdings	71,965	14,975,916
Total		38,261,887
Pharmaceuticals 5.6%
Eli Lilly & Co.	51,453	28,515,252
Merck & Co., Inc.	209,859	22,870,434
Zoetis, Inc.	111,020	21,150,420
Total		72,536,106
Total Health Care		180,267,837
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.5%
Commercial Services & Supplies 2.8%
Cintas Corp.	36,540	18,422,372
Republic Services, Inc.	126,586	18,244,840
Total		36,667,212
Construction & Engineering 1.1%
MasTec, Inc.(a)	142,719	14,199,113
Electrical Equipment 1.7%
Eaton Corp. PLC	95,201	21,931,455
Industrial Conglomerates 1.4%
Honeywell International, Inc.	97,659	18,354,033
Machinery 1.7%
Parker-Hannifin Corp.	55,258	23,037,060
Passenger Airlines 0.8%
Delta Air Lines, Inc.	250,099	10,724,245
Total Industrials		124,913,118
Information Technology 29.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	463,500	26,581,725
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	126,915	16,802,277
Semiconductors & Semiconductor Equipment 9.1%
Broadcom, Inc.	32,184	29,702,292
Lam Research Corp.	27,035	18,989,384
NVIDIA Corp.	100,647	49,674,327
QUALCOMM, Inc.	184,541	21,135,480
Total		119,501,483
Software 11.0%
Adobe, Inc.(a)	46,184	25,832,558
Microsoft Corp.	304,710	99,871,750
Palo Alto Networks, Inc.(a)	74,047	18,015,635
Total		143,719,943
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	431,740	81,110,994
Total Information Technology		387,716,422
Real Estate 3.5%
Industrial REITs 1.3%
Prologis, Inc.	132,706	16,482,085
Retail REITs 0.9%
Realty Income Corp.	222,106	12,446,820
Specialized REITs 1.3%
Equinix, Inc.	21,636	16,905,938
Total Real Estate		45,834,843
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	241,154	19,116,277
DTE Energy Co.	170,370	17,612,851
Total		36,729,128
Total Utilities		36,729,128
Total Common Stocks (Cost $878,192,942)		1,294,571,238

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
U.S. Large Cap 0.4%
Columbia Research Enhanced Core ETF(b)	199,085	5,206,073
Total Exchange-Traded Equity Funds (Cost $4,793,967)		5,206,073

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 5.476%(b),(c)	6,571,679	6,569,707
Total Money Market Funds (Cost $6,568,667)		6,569,707
Total Investments in Securities (Cost: $889,555,576)		1,306,347,018
Other Assets & Liabilities, Net		1,115,104
Net Assets		1,307,462,122

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	—	15,408,094	(10,614,127)	412,106	5,206,073	254,499	—	199,085
Columbia Short-Term Cash Fund, 5.476%
	28,828,028	96,642,608	(118,900,731)	(198)	6,569,707	2,715	236,236	6,571,679
Total	28,828,028			411,908	11,775,780	257,214	236,236

(c)	The rate shown is the seven-day current annualized yield at August 31, 2023.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	120,711,008	—	—	120,711,008
Consumer Discretionary	115,844,577	—	—	115,844,577
Consumer Staples	94,943,058	—	—	94,943,058
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	50,458,308	—	—	50,458,308
Financials	137,152,939	—	—	137,152,939
Health Care	180,267,837	—	—	180,267,837
Industrials	124,913,118	—	—	124,913,118
Information Technology	387,716,422	—	—	387,716,422
Real Estate	45,834,843	—	—	45,834,843
Utilities	36,729,128	—	—	36,729,128
Total Common Stocks	1,294,571,238	—	—	1,294,571,238
Exchange-Traded Equity Funds	5,206,073	—	—	5,206,073
Money Market Funds	6,569,707	—	—	6,569,707
Total Investments in Securities	1,306,347,018	—	—	1,306,347,018
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $878,192,942)	$1,294,571,238
Affiliated issuers (cost $11,362,634)	11,775,780
Receivable for:
Capital shares sold	555,562
Dividends	1,660,628
Expense reimbursement due from Investment Manager	10,008
Prepaid expenses	14,469
Other assets	30,937
Total assets	1,308,618,622
Liabilities
Payable for:
Capital shares redeemed	863,567
Management services fees	26,085
Distribution and/or service fees	1,749
Transfer agent fees	78,098
Trustees’ fees	159,551
Compensation of chief compliance officer	120
Other expenses	27,330
Total liabilities	1,156,500
Net assets applicable to outstanding capital stock	$1,307,462,122
Represented by
Paid in capital	849,116,370
Total distributable earnings (loss)	458,345,752
Total - representing net assets applicable to outstanding capital stock	$1,307,462,122
Class A
Net assets	$220,029,766
Shares outstanding	11,927,728
Net asset value per share	$18.45
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.58
Advisor Class
Net assets	$2,260,967
Shares outstanding	124,402
Net asset value per share	$18.17
Class C
Net assets	$8,856,731
Shares outstanding	544,357
Net asset value per share	$16.27
Institutional Class
Net assets	$286,657,445
Shares outstanding	15,680,757
Net asset value per share	$18.28
Institutional 2 Class
Net assets	$202,326,466
Shares outstanding	10,629,010
Net asset value per share	$19.04
Institutional 3 Class
Net assets	$587,330,747
Shares outstanding	32,753,133
Net asset value per share	$17.93
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,138,506
Dividends — affiliated issuers	236,236
Total income	10,374,742
Expenses:
Management services fees	4,684,993
Distribution and/or service fees
Class A	262,768
Class C	41,332
Transfer agent fees
Class A	129,372
Advisor Class	1,286
Class C	5,086
Institutional Class	171,294
Institutional 2 Class	54,587
Institutional 3 Class	16,243
Trustees’ fees	26,239
Custodian fees	5,587
Printing and postage fees	17,889
Registration fees	56,570
Accounting services fees	15,258
Legal fees	12,652
Compensation of chief compliance officer	121
Other	14,390
Total expenses	5,515,667
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,996,795)
Total net expenses	3,518,872
Net investment income	6,855,870
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	41,095,801
Investments — affiliated issuers	257,214
Net realized gain	41,353,015
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	153,459,298
Investments — affiliated issuers	411,908
Net change in unrealized appreciation (depreciation)	153,871,206
Net realized and unrealized gain	195,224,221
Net increase in net assets resulting from operations	$202,080,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$6,855,870	$13,455,696
Net realized gain	41,353,015	11,447,481
Net change in unrealized appreciation (depreciation)	153,871,206	(157,640,499)
Net increase (decrease) in net assets resulting from operations	202,080,091	(132,737,322)
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,155,117)	(11,332,906)
Advisor Class	(29,621)	(99,137)
Class C	(130,694)	(415,101)
Institutional Class	(4,297,208)	(16,249,703)
Institutional 2 Class	(2,837,213)	(8,352,037)
Institutional 3 Class	(9,419,423)	(36,039,168)
Total distributions to shareholders	(19,869,276)	(72,488,052)
Increase (decrease) in net assets from capital stock activity	(85,401,243)	56,328,588
Total increase (decrease) in net assets	96,809,572	(148,896,786)
Net assets at beginning of period	1,210,652,550	1,359,549,336
Net assets at end of period	$1,307,462,122	$1,210,652,550
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	453,501	7,946,536	1,176,069	18,920,889
Distributions reinvested	74,313	1,332,431	286,032	4,384,599
Shares redeemed	(767,177)	(13,276,508)	(1,804,460)	(29,231,259)
Net decrease	(239,363)	(3,997,541)	(342,359)	(5,925,771)
Advisor Class
Shares sold	27,437	476,106	31,009	495,131
Distributions reinvested	1,674	29,571	6,544	98,961
Shares redeemed	(31,277)	(531,843)	(15,233)	(245,875)
Net increase (decrease)	(2,166)	(26,166)	22,320	348,217
Class C
Shares sold	62,034	956,510	174,132	2,526,136
Distributions reinvested	7,822	123,907	28,435	384,726
Shares redeemed	(107,360)	(1,573,031)	(141,568)	(2,071,613)
Net increase (decrease)	(37,504)	(492,614)	60,999	839,249
Institutional Class
Shares sold	1,110,688	18,781,654	7,626,813	129,983,432
Distributions reinvested	225,909	4,012,145	1,023,923	15,563,977
Shares redeemed	(2,174,526)	(37,104,654)	(3,621,225)	(58,356,394)
Net increase (decrease)	(837,929)	(14,310,855)	5,029,511	87,191,015
Institutional 2 Class
Shares sold	700,591	12,485,462	4,380,984	71,503,980
Distributions reinvested	153,446	2,837,213	527,455	8,351,999
Shares redeemed	(1,449,322)	(25,871,088)	(3,968,403)	(66,165,196)
Net increase (decrease)	(595,285)	(10,548,413)	940,036	13,690,783
Institutional 3 Class
Shares sold	396,082	6,888,545	580,650	9,118,713
Distributions reinvested	503,618	8,773,017	2,249,128	33,564,474
Shares redeemed	(4,163,557)	(71,687,216)	(5,089,097)	(82,498,092)
Net decrease	(3,263,857)	(56,025,654)	(2,259,319)	(39,814,905)
Total net increase (decrease)	(4,976,104)	(85,401,243)	3,451,188	56,328,588
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$15.99	0.07	2.65	2.72	(0.04)	(0.22)	(0.26)
Year Ended 2/28/2023	$18.81	0.13	(2.03)	(1.90)	(0.12)	(0.80)	(0.92)
Year Ended 2/28/2022	$17.28	0.11	2.88	2.99	(0.15)	(1.31)	(1.46)
Year Ended 2/28/2021	$14.22	0.14	4.08	4.22	(0.21)	(0.95)	(1.16)
Year Ended 2/29/2020	$13.95	0.24	0.77	1.01	(0.12)	(0.62)	(0.74)
Year Ended 2/28/2019	$14.82	0.16	0.33	0.49	(0.14)	(1.22)	(1.36)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$15.74	0.09	2.61	2.70	(0.05)	(0.22)	(0.27)
Year Ended 2/28/2023	$18.53	0.17	(2.00)	(1.83)	(0.16)	(0.80)	(0.96)
Year Ended 2/28/2022	$17.04	0.15	2.84	2.99	(0.19)	(1.31)	(1.50)
Year Ended 2/28/2021	$14.04	0.18	4.02	4.20	(0.25)	(0.95)	(1.20)
Year Ended 2/29/2020	$13.78	0.26	0.78	1.04	(0.16)	(0.62)	(0.78)
Year Ended 2/28/2019	$14.66	0.20	0.33	0.53	(0.19)	(1.22)	(1.41)
Class C
Six Months Ended 8/31/2023 (Unaudited)	$14.17	0.00	2.35	2.35	(0.03)	(0.22)	(0.25)
Year Ended 2/28/2023	$16.78	0.01	(1.82)	(1.81)	(0.00)(e)	(0.80)	(0.80)
Year Ended 2/28/2022	$15.58	(0.04)	2.60	2.56	(0.05)	(1.31)	(1.36)
Year Ended 2/28/2021	$12.92	0.03	3.69	3.72	(0.11)	(0.95)	(1.06)
Year Ended 2/29/2020	$12.74	0.11	0.71	0.82	(0.02)	(0.62)	(0.64)
Year Ended 2/28/2019	$13.64	0.05	0.31	0.36	(0.04)	(1.22)	(1.26)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$15.83	0.09	2.63	2.72	(0.05)	(0.22)	(0.27)
Year Ended 2/28/2023	$18.63	0.17	(2.01)	(1.84)	(0.16)	(0.80)	(0.96)
Year Ended 2/28/2022	$17.13	0.15	2.85	3.00	(0.19)	(1.31)	(1.50)
Year Ended 2/28/2021	$14.10	0.18	4.05	4.23	(0.25)	(0.95)	(1.20)
Year Ended 2/29/2020	$13.84	0.26	0.78	1.04	(0.16)	(0.62)	(0.78)
Year Ended 2/28/2019	$14.71	0.19	0.34	0.53	(0.18)	(1.22)	(1.40)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$16.47	0.10	2.74	2.84	(0.05)	(0.22)	(0.27)
Year Ended 2/28/2023	$19.35	0.19	(2.10)	(1.91)	(0.17)	(0.80)	(0.97)
Year Ended 2/28/2022	$17.73	0.17	2.97	3.14	(0.21)	(1.31)	(1.52)
Year Ended 2/28/2021	$14.55	0.21	4.18	4.39	(0.26)	(0.95)	(1.21)
Year Ended 2/29/2020	$14.26	0.29	0.79	1.08	(0.17)	(0.62)	(0.79)
Year Ended 2/28/2019	$15.11	0.22	0.34	0.56	(0.19)	(1.22)	(1.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$18.45	17.09%	1.13%	0.81%	0.80%	31%	$220,030
Year Ended 2/28/2023	$15.99	(9.89%)	1.12%(c)	0.80%(c),(d)	0.81%	55%	$194,560
Year Ended 2/28/2022	$18.81	17.04%	1.12%(c)	0.79%(c),(d)	0.54%	58%	$235,276
Year Ended 2/28/2021	$17.28	30.70%	1.16%(c)	0.79%(c),(d)	0.92%	64%	$216,047
Year Ended 2/29/2020	$14.22	7.30%	1.18%	0.80%(d)	1.63%	46%	$155,699
Year Ended 2/28/2019	$13.95	3.61%	1.19%	0.80%(d)	1.10%	62%	$151,703
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$18.17	17.21%	0.88%	0.56%	1.06%	31%	$2,261
Year Ended 2/28/2023	$15.74	(9.64%)	0.88%(c)	0.55%(c),(d)	1.06%	55%	$1,993
Year Ended 2/28/2022	$18.53	17.31%	0.87%(c)	0.54%(c),(d)	0.79%	58%	$1,932
Year Ended 2/28/2021	$17.04	30.96%	0.91%(c)	0.54%(c),(d)	1.18%	64%	$1,678
Year Ended 2/29/2020	$14.04	7.58%	0.93%	0.55%(d)	1.81%	46%	$3,294
Year Ended 2/28/2019	$13.78	3.88%	0.94%	0.55%(d)	1.45%	62%	$3,143
Class C
Six Months Ended 8/31/2023 (Unaudited)	$16.27	16.60%	1.88%	1.57%	0.05%	31%	$8,857
Year Ended 2/28/2023	$14.17	(10.54%)	1.88%(c)	1.55%(c),(d)	0.06%	55%	$8,243
Year Ended 2/28/2022	$16.78	16.13%	1.87%(c)	1.54%(c),(d)	(0.21%)	58%	$8,739
Year Ended 2/28/2021	$15.58	29.82%	1.91%(c)	1.54%(c),(d)	0.18%	64%	$7,703
Year Ended 2/29/2020	$12.92	6.45%	1.93%	1.55%(d)	0.83%	46%	$6,040
Year Ended 2/28/2019	$12.74	2.85%	1.94%	1.55%(d)	0.34%	62%	$7,783
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$18.28	17.24%	0.88%	0.56%	1.05%	31%	$286,657
Year Ended 2/28/2023	$15.83	(9.65%)	0.88%(c)	0.55%(c),(d)	1.07%	55%	$261,568
Year Ended 2/28/2022	$18.63	17.28%	0.87%(c)	0.54%(c),(d)	0.79%	58%	$214,100
Year Ended 2/28/2021	$17.13	31.04%	0.91%(c)	0.54%(c),(d)	1.18%	64%	$169,476
Year Ended 2/29/2020	$14.10	7.54%	0.93%	0.55%(d)	1.76%	46%	$125,623
Year Ended 2/28/2019	$13.84	3.90%	0.94%	0.55%(d)	1.34%	62%	$158,057
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$19.04	17.31%	0.81%	0.50%	1.12%	31%	$202,326
Year Ended 2/28/2023	$16.47	(9.64%)	0.81%(c)	0.48%(c)	1.12%	55%	$184,917
Year Ended 2/28/2022	$19.35	17.45%	0.80%(c)	0.47%(c)	0.85%	58%	$198,955
Year Ended 2/28/2021	$17.73	31.20%	0.83%(c)	0.46%(c)	1.26%	64%	$102,131
Year Ended 2/29/2020	$14.55	7.61%	0.85%	0.46%	1.97%	46%	$22,676
Year Ended 2/28/2019	$14.26	4.01%	0.84%	0.46%	1.53%	62%	$19,466
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$15.53	0.10	2.57	2.67	(0.05)	(0.22)	(0.27)
Year Ended 2/28/2023	$18.30	0.19	(1.98)	(1.79)	(0.18)	(0.80)	(0.98)
Year Ended 2/28/2022	$16.85	0.17	2.81	2.98	(0.22)	(1.31)	(1.53)
Year Ended 2/28/2021	$13.88	0.20	3.98	4.18	(0.26)	(0.95)	(1.21)
Year Ended 2/29/2020	$13.63	0.29	0.76	1.05	(0.18)	(0.62)	(0.80)
Year Ended 2/28/2019	$14.51	0.21	0.33	0.54	(0.20)	(1.22)	(1.42)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$17.93	17.27%	0.76%	0.45%	1.17%	31%	$587,331
Year Ended 2/28/2023	$15.53	(9.54%)	0.76%(c)	0.43%(c)	1.17%	55%	$559,371
Year Ended 2/28/2022	$18.30	17.40%	0.75%(c)	0.42%(c)	0.92%	58%	$700,548
Year Ended 2/28/2021	$16.85	31.26%	0.78%(c)	0.41%(c)	1.29%	64%	$724,055
Year Ended 2/29/2020	$13.88	7.72%	0.80%	0.42%	2.04%	46%	$364,432
Year Ended 2/28/2019	$13.63	4.02%	0.80%	0.43%	1.48%	62%	$340,760
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	17

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
18	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.73% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
20	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	36,572
Class C	—	1.00(b)	60

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2023 through June 30, 2024	Prior to July 1, 2023
Class A	0.85%	0.80%
Advisor Class	0.60	0.55
Class C	1.60	1.55
Institutional Class	0.60	0.55
Institutional 2 Class	0.53	0.49
Institutional 3 Class	0.48	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
889,556,000	440,308,000	(23,517,000)	416,791,000
22	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $394,447,133 and $470,666,656, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At August 31, 2023, affiliated shareholders of record owned 46.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
24	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
26	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	27

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational
28	Columbia Select Large Cap Equity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2023	29

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Columbia Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR172_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Large Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Index Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	14.25	15.53	10.64	12.31
Institutional Class	12/15/93	14.40	15.82	10.92	12.60
Institutional 2 Class	11/08/12	14.40	15.82	10.91	12.60
Institutional 3 Class*	03/01/17	14.39	15.80	10.91	12.60
S&P 500 Index		14.50	15.94	11.12	12.81
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Index Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	8.8
Consumer Discretionary	10.6
Consumer Staples	6.6
Energy	4.4
Financials	12.5
Health Care	13.2
Industrials	8.4
Information Technology	28.2
Materials	2.5
Real Estate	2.4
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Index Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,142.50	1,022.87	2.42	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,144.00	1,024.13	1.08	1.02	0.20
Institutional 2 Class	1,000.00	1,000.00	1,144.00	1,024.13	1.08	1.02	0.20
Institutional 3 Class	1,000.00	1,000.00	1,143.90	1,024.13	1.08	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Index Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 8.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	565,710	8,366,851
Verizon Communications, Inc.	332,668	11,636,727
Total		20,003,578
Entertainment 1.3%
Activision Blizzard, Inc.	56,611	5,207,646
Electronic Arts, Inc.	20,615	2,473,388
Live Nation Entertainment, Inc.(a)	11,389	962,712
Netflix, Inc.(a)	35,177	15,255,561
Take-Two Interactive Software, Inc.(a)	12,547	1,784,184
Walt Disney Co. (The)(a)	144,597	12,099,877
Warner Bros Discovery, Inc.(a)	175,423	2,305,058
Total		40,088,426
Interactive Media & Services 5.7%
Alphabet, Inc., Class A(a)	470,120	64,016,240
Alphabet, Inc., Class C(a)	404,392	55,543,241
Match Group, Inc.(a)	22,035	1,032,781
Meta Platforms, Inc., Class A(a)	175,051	51,795,840
Total		172,388,102
Media 0.8%
Charter Communications, Inc., Class A(a)	8,221	3,601,784
Comcast Corp., Class A	329,138	15,390,493
Fox Corp., Class A	21,291	703,880
Fox Corp., Class B	10,812	329,982
Interpublic Group of Companies, Inc. (The)	30,547	996,138
News Corp., Class A	30,145	647,816
News Corp., Class B	9,293	204,446
Omnicom Group, Inc.	15,788	1,278,986
Paramount Global, Class B	40,120	605,411
Total		23,758,936
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(a)	45,576	6,209,730
Total Communication Services		262,448,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Auto Components 0.1%
Aptiv PLC(a)	21,406	2,171,639
BorgWarner, Inc.	18,546	755,749
Total		2,927,388
Automobiles 2.0%
Ford Motor Co.	310,980	3,772,187
General Motors Co.	110,002	3,686,167
Tesla, Inc.(a)	213,186	55,019,043
Total		62,477,397
Broadline Retail 3.3%
Amazon.com, Inc.(a)	706,367	97,485,709
eBay, Inc.	42,314	1,894,821
Etsy, Inc.(a)	9,761	718,117
Total		100,098,647
Distributors 0.1%
Genuine Parts Co.	11,119	1,709,324
LKQ Corp.	20,093	1,055,485
Pool Corp.	3,089	1,129,339
Total		3,894,148
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.(a)	2,923	9,076,003
Caesars Entertainment, Inc.(a)	17,029	941,023
Carnival Corp.(a)	79,481	1,257,390
Chipotle Mexican Grill, Inc.(a)	2,183	4,205,855
Darden Restaurants, Inc.	9,569	1,488,075
Domino’s Pizza, Inc.	2,796	1,083,170
Expedia Group, Inc.(a)	11,284	1,223,073
Hilton Worldwide Holdings, Inc.	20,940	3,112,731
Las Vegas Sands Corp.	26,005	1,426,634
Marriott International, Inc., Class A	20,404	4,152,418
McDonald’s Corp.	57,773	16,242,879
MGM Resorts International	23,894	1,050,858
Norwegian Cruise Line Holdings Ltd.(a)	33,565	556,172
Royal Caribbean Cruises Ltd.(a)	17,404	1,721,952
Starbucks Corp.	90,716	8,839,367
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	8,195	830,809
Yum! Brands, Inc.	22,164	2,867,578
Total		60,075,987
Household Durables 0.4%
D.R. Horton, Inc.	24,560	2,923,131
Garmin Ltd.	12,110	1,283,902
Lennar Corp., Class A	20,081	2,391,446
Mohawk Industries, Inc.(a)	4,182	424,013
Newell Brands, Inc.	29,819	315,485
NVR, Inc.(a)	242	1,543,314
PulteGroup, Inc.	17,664	1,449,508
Whirlpool Corp.	4,333	606,447
Total		10,937,246
Leisure Products 0.0%
Hasbro, Inc.	10,310	742,320
Specialty Retail 2.1%
AutoZone, Inc.(a)	1,456	3,685,617
Bath & Body Works, Inc.	18,117	667,974
Best Buy Co., Inc.	15,400	1,177,330
CarMax, Inc.(a)	12,519	1,022,552
Home Depot, Inc. (The)	80,134	26,468,260
Lowe’s Companies, Inc.	47,190	10,876,351
O’Reilly Automotive, Inc.(a)	4,817	4,526,535
Ross Stores, Inc.	27,067	3,297,031
TJX Companies, Inc. (The)	91,119	8,426,685
Tractor Supply Co.	8,670	1,894,395
Ulta Beauty, Inc.(a)	3,964	1,645,179
Total		63,687,909
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	97,497	9,916,420
Ralph Lauren Corp.	3,252	379,281
Tapestry, Inc.	18,343	611,188
VF Corp.	26,142	516,566
Total		11,423,455
Total Consumer Discretionary		316,264,497
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.4%
Beverages 1.6%
Brown-Forman Corp., Class B	14,473	957,100
Coca-Cola Co. (The)	307,989	18,426,982
Constellation Brands, Inc., Class A	12,759	3,324,485
Keurig Dr. Pepper, Inc.	66,650	2,242,773
Molson Coors Beverage Co., Class B	14,857	943,271
Monster Beverage Corp.(a)	60,464	3,471,238
PepsiCo, Inc.	109,019	19,396,660
Total		48,762,509
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	35,093	19,275,883
Dollar General Corp.	17,338	2,401,313
Dollar Tree, Inc.(a)	16,453	2,013,189
Kroger Co. (The)	51,678	2,397,342
Sysco Corp.	40,094	2,792,547
Target Corp.	36,523	4,621,986
Walgreens Boots Alliance, Inc.	56,668	1,434,267
Walmart, Inc.	110,991	18,048,247
Total		52,984,774
Food Products 1.0%
Archer-Daniels-Midland Co.	43,098	3,417,671
Bunge Ltd.	11,917	1,362,352
Campbell Soup Co.	15,878	662,113
ConAgra Foods, Inc.	37,738	1,127,611
General Mills, Inc.	46,478	3,144,702
Hershey Co. (The)	11,655	2,504,193
Hormel Foods Corp.	22,921	884,521
JM Smucker Co. (The)	8,438	1,223,088
Kellogg Co.	20,342	1,241,269
Kraft Heinz Co. (The)	63,123	2,088,740
Lamb Weston Holdings, Inc.	11,530	1,123,137
McCormick & Co., Inc.	19,849	1,629,206
Mondelez International, Inc., Class A	107,765	7,679,334
Tyson Foods, Inc., Class A	22,600	1,203,902
Total		29,291,839

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
Church & Dwight Co., Inc.	19,329	1,870,467
Clorox Co. (The)	9,783	1,530,550
Colgate-Palmolive Co.	65,645	4,822,938
Kimberly-Clark Corp.	26,697	3,439,375
Procter & Gamble Co. (The)	186,510	28,785,954
Total		40,449,284
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	18,348	2,945,404
Kenvue, Inc.	136,375	3,143,444
Total		6,088,848
Tobacco 0.6%
Altria Group, Inc.	141,253	6,246,207
Philip Morris International, Inc.	122,828	11,798,858
Total		18,045,065
Total Consumer Staples		195,622,319
Energy 4.3%
Energy Equipment & Services 0.4%
Baker Hughes Co.	80,110	2,899,181
Halliburton Co.	71,392	2,757,159
Schlumberger NV	112,788	6,649,980
Total		12,306,320
Oil, Gas & Consumable Fuels 3.9%
APA Corp.	24,420	1,070,573
Chevron Corp.	140,853	22,691,418
ConocoPhillips Co.	95,754	11,397,599
Coterra Energy, Inc.	59,938	1,689,652
Devon Energy Corp.	50,779	2,594,299
Diamondback Energy, Inc.	14,330	2,175,007
EOG Resources, Inc.	46,281	5,952,662
EQT Corp.	28,617	1,236,827
Exxon Mobil Corp.(b)	319,928	35,572,794
Hess Corp.	21,868	3,378,606
Kinder Morgan, Inc.	156,068	2,687,491
Marathon Oil Corp.	48,872	1,287,777
Marathon Petroleum Corp.	33,574	4,793,360
Occidental Petroleum Corp.	56,855	3,569,926
ONEOK, Inc.	35,407	2,308,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	36,310	4,145,150
Pioneer Natural Resources Co.	18,496	4,400,753
Targa Resources Corp.	17,885	1,542,581
Valero Energy Corp.	28,607	3,716,049
Williams Companies, Inc. (The)	96,397	3,328,589
Total		119,539,650
Total Energy		131,845,970
Financials 12.2%
Banks 2.9%
Bank of America Corp.	548,631	15,729,251
Citigroup, Inc.	154,049	6,360,683
Citizens Financial Group, Inc.	38,299	1,077,351
Comerica, Inc.	10,419	501,258
Fifth Third Bancorp	53,866	1,430,142
Huntington Bancshares, Inc.	114,235	1,266,866
JPMorgan Chase & Co.	231,245	33,838,081
KeyCorp	74,009	838,522
M&T Bank Corp.	13,126	1,641,406
PNC Financial Services Group, Inc. (The)	31,582	3,812,895
Regions Financial Corp.	74,250	1,361,745
Truist Financial Corp.	105,397	3,219,878
U.S. Bancorp	110,385	4,032,364
Wells Fargo & Co.	296,919	12,259,786
Zions Bancorp	11,719	416,025
Total		87,786,253
Capital Markets 2.6%
Ameriprise Financial, Inc.(c)	8,244	2,783,010
Bank of New York Mellon Corp. (The)	56,825	2,549,738
BlackRock, Inc.	11,851	8,302,100
Cboe Global Markets, Inc.	8,354	1,250,677
Charles Schwab Corp. (The)	117,596	6,955,803
CME Group, Inc.	28,465	5,769,286
FactSet Research Systems, Inc.	3,032	1,323,195
Franklin Resources, Inc.	22,591	604,083
Goldman Sachs Group, Inc. (The)	26,307	8,621,067
Intercontinental Exchange, Inc.	44,303	5,227,311
Invesco Ltd.	36,256	577,196
MarketAxess Holdings, Inc.	2,981	718,212
Moody’s Corp.	12,488	4,205,958

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Morgan Stanley	103,084	8,777,603
MSCI, Inc.	6,335	3,443,833
Nasdaq, Inc.	26,796	1,406,254
Northern Trust Corp.	16,486	1,254,090
Raymond James Financial, Inc.	15,092	1,578,472
S&P Global, Inc.	25,955	10,144,773
State Street Corp.	26,450	1,818,173
T. Rowe Price Group, Inc.	17,771	1,994,439
Total		79,305,273
Consumer Finance 0.5%
American Express Co.	47,051	7,433,587
Capital One Financial Corp.	30,213	3,093,509
Discover Financial Services	20,095	1,809,957
Synchrony Financial	33,913	1,094,712
Total		13,431,765
Financial Services 4.2%
Berkshire Hathaway, Inc., Class B(a)	141,114	50,829,263
Fidelity National Information Services, Inc.	46,880	2,618,717
Fiserv, Inc.(a)	48,849	5,929,780
FleetCor Technologies, Inc.(a)	5,843	1,587,719
Global Payments, Inc.	20,729	2,626,157
Jack Henry & Associates, Inc.	5,767	904,150
MasterCard, Inc., Class A	66,214	27,322,545
PayPal Holdings, Inc.(a)	88,288	5,518,883
Visa, Inc., Class A	128,052	31,459,815
Total		128,797,029
Insurance 2.0%
Aflac, Inc.	43,510	3,244,541
Allstate Corp. (The)	20,800	2,242,448
American International Group, Inc.	57,272	3,351,557
Aon PLC, Class A	16,162	5,388,249
Arch Capital Group Ltd.(a)	29,470	2,265,064
Arthur J Gallagher & Co.	16,950	3,906,636
Assurant, Inc.	4,206	586,022
Brown & Brown, Inc.	18,629	1,380,409
Chubb Ltd.	32,774	6,583,313
Cincinnati Financial Corp.	12,440	1,316,028
Everest Group Ltd.	3,393	1,223,787
Common Stocks (continued)
Issuer	Shares	Value ($)
Globe Life, Inc.	7,032	784,560
Hartford Financial Services Group, Inc. (The)	24,549	1,763,109
Lincoln National Corp.	12,210	313,309
Loews Corp.	14,968	929,363
Marsh & McLennan Companies, Inc.	39,148	7,633,468
MetLife, Inc.	50,904	3,224,259
Principal Financial Group, Inc.	17,866	1,388,367
Progressive Corp. (The)	46,321	6,182,464
Prudential Financial, Inc.	28,883	2,734,354
Travelers Companies, Inc. (The)	18,278	2,946,962
Willis Towers Watson PLC	8,421	1,741,126
WR Berkley Corp.	15,889	982,894
Total		62,112,289
Total Financials		371,432,609
Health Care 12.9%
Biotechnology 2.0%
AbbVie, Inc.	139,611	20,517,233
Amgen, Inc.	42,282	10,838,568
Biogen, Inc.(a)	11,454	3,062,341
Gilead Sciences, Inc.	98,705	7,548,958
Incyte Corp.(a)	14,652	945,494
Moderna, Inc.(a)	25,942	2,933,262
Regeneron Pharmaceuticals, Inc.(a)	8,538	7,056,572
Vertex Pharmaceuticals, Inc.(a)	20,380	7,099,169
Total		60,001,597
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	137,605	14,159,555
Align Technology, Inc.(a)	5,631	2,084,258
Baxter International, Inc.	40,029	1,625,177
Becton Dickinson & Co.	22,475	6,280,639
Boston Scientific Corp.(a)	113,767	6,136,592
Cooper Companies, Inc. (The)	3,914	1,448,141
Dentsply Sirona, Inc.	16,814	623,631
DexCom, Inc.(a)	30,674	3,097,461
Edwards Lifesciences Corp.(a)	47,971	3,668,342
GE HealthCare Technologies, Inc.	30,942	2,179,864
Hologic, Inc.(a)	19,476	1,455,636
IDEXX Laboratories, Inc.(a)	6,568	3,358,941
Insulet Corp.(a)	5,515	1,057,281

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	27,727	8,669,678
Medtronic PLC	105,278	8,580,157
ResMed, Inc.	11,627	1,855,553
STERIS PLC	7,856	1,803,659
Stryker Corp.	26,734	7,580,426
Teleflex, Inc.	3,717	790,755
Zimmer Biomet Holdings, Inc.	16,504	1,965,956
Total		78,421,702
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	20,147	1,759,437
Cencora, Inc.	12,817	2,255,536
Centene Corp.(a)	43,425	2,677,151
Cigna Group (The)	23,413	6,468,075
CVS Health Corp.	101,448	6,611,366
DaVita, Inc.(a)	4,378	448,395
Elevance Health, Inc.	18,759	8,291,666
HCA Healthcare, Inc.	16,326	4,527,200
Henry Schein, Inc.(a)	10,366	793,414
Humana, Inc.	9,887	4,564,136
Laboratory Corp. of America Holdings	7,011	1,458,989
McKesson Corp.	10,730	4,424,194
Molina Healthcare, Inc.(a)	4,613	1,430,583
Quest Diagnostics, Inc.	8,863	1,165,484
UnitedHealth Group, Inc.	73,674	35,111,555
Universal Health Services, Inc., Class B	4,980	670,806
Total		82,657,987
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	23,399	2,832,917
Bio-Rad Laboratories, Inc., Class A(a)	1,689	675,938
Bio-Techne Corp.	12,458	976,707
Charles River Laboratories International, Inc.(a)	4,050	837,621
Danaher Corp.	52,552	13,926,280
Illumina, Inc.(a)	12,511	2,067,067
IQVIA Holdings, Inc.(a)	14,683	3,268,876
Mettler-Toledo International, Inc.(a)	1,742	2,113,882
Revvity, Inc.	9,926	1,161,640
Thermo Fisher Scientific, Inc.	30,523	17,004,363
Common Stocks (continued)
Issuer	Shares	Value ($)
Waters Corp.(a)	4,671	1,311,617
West Pharmaceutical Services, Inc.	5,875	2,390,538
Total		48,567,446
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	166,243	10,248,881
Catalent, Inc.(a)	14,251	712,122
Eli Lilly & Co.	62,347	34,552,707
Johnson & Johnson	190,550	30,808,124
Merck & Co., Inc.	200,791	21,882,203
Organon & Co.	20,183	443,219
Pfizer, Inc.	446,721	15,804,989
Viatris, Inc.	94,881	1,019,971
Zoetis, Inc.	36,568	6,966,570
Total		122,438,786
Total Health Care		392,087,518
Industrials 8.3%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	5,554	1,182,502
Boeing Co. (The)(a)	44,749	10,025,118
General Dynamics Corp.	17,801	4,034,419
Howmet Aerospace, Inc.	29,107	1,439,923
Huntington Ingalls Industries, Inc.	3,157	695,550
L3Harris Technologies, Inc.	14,992	2,669,925
Lockheed Martin Corp.	17,836	7,996,771
Northrop Grumman Corp.	11,296	4,892,185
RTX Corp.	115,622	9,948,117
Textron, Inc.	15,959	1,240,174
TransDigm Group, Inc.(a)	4,129	3,731,997
Total		47,856,681
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	9,214	833,222
Expeditors International of Washington, Inc.	12,091	1,411,141
FedEx Corp.	18,299	4,776,405
United Parcel Service, Inc., Class B	57,353	9,715,598
Total		16,736,366

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	6,959	792,004
AO Smith Corp.	9,855	714,487
Carrier Global Corp.	66,062	3,795,262
Johnson Controls International PLC	54,292	3,206,486
Masco Corp.	17,812	1,051,086
Trane Technologies PLC	18,046	3,704,122
Total		13,263,447
Commercial Services & Supplies 0.5%
Cintas Corp.	6,841	3,449,027
Copart, Inc.(a)	67,884	3,043,240
Republic Services, Inc.	16,268	2,344,707
Rollins, Inc.	18,328	725,239
Waste Management, Inc.	29,295	4,592,870
Total		14,155,083
Construction & Engineering 0.1%
Quanta Services, Inc.	11,488	2,410,986
Electrical Equipment 0.6%
AMETEK, Inc.	18,238	2,909,143
Eaton Corp. PLC	31,542	7,266,331
Emerson Electric Co.	45,224	4,443,258
Generac Holdings, Inc.(a)	4,921	584,664
Rockwell Automation, Inc.	9,090	2,836,807
Total		18,040,203
Ground Transportation 0.8%
CSX Corp.	160,878	4,858,516
JB Hunt Transport Services, Inc.	6,561	1,232,681
Norfolk Southern Corp.	18,013	3,692,845
Old Dominion Freight Line, Inc.	7,115	3,040,737
Union Pacific Corp.	48,246	10,641,620
Total		23,466,399
Industrial Conglomerates 0.8%
3M Co.	43,655	4,656,679
General Electric Co.	86,171	9,863,133
Honeywell International, Inc.	52,656	9,896,168
Total		24,415,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	40,781	11,464,763
Cummins, Inc.	11,202	2,576,908
Deere & Co.	21,338	8,768,638
Dover Corp.	11,067	1,641,236
Fortive Corp.	27,977	2,205,987
IDEX Corp.	5,980	1,353,872
Illinois Tool Works, Inc.	21,884	5,413,007
Ingersoll Rand, Inc.	32,010	2,228,216
Nordson Corp.	4,259	1,039,792
Otis Worldwide Corp.	32,704	2,797,827
PACCAR, Inc.	41,352	3,402,856
Parker-Hannifin Corp.	10,152	4,232,369
Pentair PLC	13,053	917,104
Snap-On, Inc.	4,189	1,125,165
Stanley Black & Decker, Inc.	12,118	1,143,697
Westinghouse Air Brake Technologies Corp.	14,233	1,601,497
Xylem, Inc.	18,933	1,960,323
Total		53,873,257
Passenger Airlines 0.2%
Alaska Air Group, Inc.(a)	10,122	424,820
American Airlines Group, Inc.(a)	51,662	760,981
Delta Air Lines, Inc.	50,859	2,180,834
Southwest Airlines Co.	47,089	1,488,013
United Airlines Holdings, Inc.(a)	25,953	1,292,719
Total		6,147,367
Professional Services 0.8%
Automatic Data Processing, Inc.	32,691	8,323,456
Broadridge Financial Solutions, Inc.	9,336	1,738,457
Ceridian HCM Holding, Inc.(a)	12,268	889,675
Equifax, Inc.	9,705	2,006,023
Jacobs Solutions, Inc.	10,038	1,353,323
Leidos Holdings, Inc.	10,854	1,058,374
Paychex, Inc.	25,389	3,103,297
Paycom Software, Inc.	3,847	1,134,249
Robert Half, Inc.	8,527	630,657
Verisk Analytics, Inc.	11,458	2,775,357
Total		23,012,868

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	45,186	2,601,810
United Rentals, Inc.	5,439	2,591,901
W.W. Grainger, Inc.	3,533	2,523,056
Total		7,716,767
Total Industrials		251,095,404
Information Technology 27.6%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	19,760	3,857,745
Cisco Systems, Inc.	324,108	18,587,594
F5, Inc.(a)	4,785	783,113
Juniper Networks, Inc.	25,448	741,046
Motorola Solutions, Inc.	13,272	3,763,541
Total		27,733,039
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	47,108	4,163,405
CDW Corp.	10,666	2,252,126
Corning, Inc.	60,545	1,987,087
Keysight Technologies, Inc.(a)	14,096	1,878,997
TE Connectivity Ltd.	24,935	3,301,144
Teledyne Technologies, Inc.(a)	3,723	1,557,331
Trimble Navigation Ltd.(a)	19,605	1,074,158
Zebra Technologies Corp., Class A(a)	4,070	1,119,291
Total		17,333,539
IT Services 1.2%
Accenture PLC, Class A	49,974	16,180,082
Akamai Technologies, Inc.(a)	12,044	1,265,704
Cognizant Technology Solutions Corp., Class A	40,157	2,875,643
DXC Technology Co.(a)	18,017	373,673
EPAM Systems, Inc.(a)	4,582	1,186,692
Gartner, Inc.(a)	6,255	2,187,248
International Business Machines Corp.	71,855	10,550,470
VeriSign, Inc.(a)	7,166	1,489,023
Total		36,108,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.(a)	127,430	13,471,900
Analog Devices, Inc.	40,029	7,276,472
Applied Materials, Inc.	66,875	10,215,825
Broadcom, Inc.	32,992	30,447,987
Enphase Energy, Inc.(a)	10,844	1,372,091
First Solar, Inc.(a)	7,862	1,486,861
Intel Corp.	330,057	11,598,203
KLA Corp.	10,857	5,448,803
Lam Research Corp.	10,631	7,467,214
Microchip Technology, Inc.	43,348	3,547,600
Micron Technology, Inc.	86,601	6,056,874
Monolithic Power Systems, Inc.	3,565	1,858,114
NVIDIA Corp.	195,702	96,588,722
NXP Semiconductors NV	20,554	4,228,369
ON Semiconductor Corp.(a)	34,175	3,364,870
Qorvo, Inc.(a)	7,904	848,811
QUALCOMM, Inc.	88,152	10,096,048
Skyworks Solutions, Inc.	12,594	1,369,472
SolarEdge Technologies, Inc.(a)	4,459	724,900
Teradyne, Inc.	12,268	1,323,349
Texas Instruments, Inc.	71,824	12,070,741
Total		230,863,226
Software 9.9%
Adobe, Inc.(a)	36,298	20,302,923
ANSYS, Inc.(a)	6,858	2,186,810
Autodesk, Inc.(a)	16,946	3,760,995
Cadence Design Systems, Inc.(a)	21,578	5,188,214
Fair Isaac Corp.(a)	1,978	1,789,279
Fortinet, Inc.(a)	51,571	3,105,090
Gen Digital, Inc.	45,012	911,493
Intuit, Inc.	22,200	12,028,182
Microsoft Corp.	588,381	192,847,757
Oracle Corp.	121,774	14,660,372
Palo Alto Networks, Inc.(a)	23,946	5,826,062
PTC, Inc.(a)	8,429	1,240,496
Roper Technologies, Inc.	8,435	4,209,571
Salesforce, Inc.(a)	77,471	17,156,728
ServiceNow, Inc.(a)	16,122	9,493,117

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	12,052	5,530,542
Tyler Technologies, Inc.(a)	3,318	1,321,991
Total		301,559,622
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	1,169,956	219,799,634
Hewlett Packard Enterprise Co.	102,544	1,742,222
HP, Inc.	68,599	2,038,076
NetApp, Inc.	16,927	1,298,301
Seagate Technology Holdings PLC	15,240	1,078,840
Western Digital Corp.(a)	25,317	1,139,265
Total		227,096,338
Total Information Technology		840,694,299
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	17,577	5,193,828
Albemarle Corp.	9,285	1,845,022
Celanese Corp., Class A	7,920	1,000,771
CF Industries Holdings, Inc.	15,424	1,188,728
Corteva, Inc.	56,252	2,841,289
Dow, Inc.	55,971	3,053,778
DuPont de Nemours, Inc.	36,323	2,792,875
Eastman Chemical Co.	9,429	801,559
Ecolab, Inc.	19,601	3,602,860
FMC Corp.	9,895	853,246
International Flavors & Fragrances, Inc.	20,186	1,422,104
Linde PLC	38,742	14,994,704
LyondellBasell Industries NV, Class A	20,077	1,983,005
Mosaic Co. (The)	26,280	1,020,978
PPG Industries, Inc.	18,629	2,640,847
Sherwin-Williams Co. (The)	18,571	5,046,112
Total		50,281,706
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,904	2,189,195
Vulcan Materials Co.	10,529	2,297,954
Total		4,487,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	116,437	1,134,096
Avery Dennison Corp.	6,388	1,203,371
Ball Corp.	24,891	1,355,315
International Paper Co.	27,463	959,008
Packaging Corp. of America	7,116	1,060,996
Sealed Air Corp.	11,425	423,411
WestRock Co.	20,268	662,966
Total		6,799,163
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	113,418	4,526,512
Newmont Corp.	62,887	2,479,006
Nucor Corp.	19,880	3,421,348
Steel Dynamics, Inc.	12,707	1,354,439
Total		11,781,305
Total Materials		73,349,323
Real Estate 2.4%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	43,285	890,805
Ventas, Inc.	31,657	1,382,778
Welltower, Inc.	39,331	3,259,753
Total		5,533,336
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	56,281	888,677
Industrial REITs 0.3%
Prologis, Inc.	73,075	9,075,915
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	12,459	1,449,480
Boston Properties, Inc.	11,294	754,100
Total		2,203,580
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	24,597	2,091,975
CoStar Group, Inc.(a)	32,328	2,650,573
Total		4,742,548

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	11,237	2,065,585
Camden Property Trust	8,448	909,174
Equity Residential	26,985	1,749,438
Essex Property Trust, Inc.	5,079	1,210,783
Invitation Homes, Inc.	46,001	1,568,174
Mid-America Apartment Communities, Inc.	9,231	1,340,618
UDR, Inc.	24,485	976,951
Total		9,820,723
Retail REITs 0.3%
Federal Realty Investment Trust	5,805	568,542
Kimco Realty Corp.	49,053	929,064
Realty Income Corp.	53,273	2,985,419
Regency Centers Corp.	13,003	808,786
Simon Property Group, Inc.	25,875	2,936,554
Total		8,228,365
Specialized REITs 1.1%
American Tower Corp.	36,879	6,686,900
Crown Castle, Inc.	34,317	3,448,858
Digital Realty Trust, Inc.	23,055	3,036,805
Equinix, Inc.	7,401	5,782,993
Extra Space Storage, Inc.	16,713	2,150,629
Iron Mountain, Inc.	23,077	1,466,313
Public Storage	12,521	3,460,554
SBA Communications Corp.	8,573	1,924,896
VICI Properties, Inc.	79,467	2,450,762
Weyerhaeuser Co.	57,948	1,897,797
Total		32,306,507
Total Real Estate		72,799,651
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	19,893	998,032
American Electric Power Co., Inc.	40,736	3,193,702
Constellation Energy Corp.	25,671	2,673,891
Duke Energy Corp.	60,983	5,415,290
Edison International	30,306	2,086,568
Entergy Corp.	16,732	1,593,723
Evergy, Inc.	18,175	999,080
Common Stocks (continued)
Issuer	Shares	Value ($)
Eversource Energy	27,604	1,761,687
Exelon Corp.	78,702	3,157,524
FirstEnergy Corp.	43,063	1,553,282
NextEra Energy, Inc.	160,116	10,695,749
NRG Energy, Inc.	18,219	684,124
PG&E Corp.(a)	127,922	2,085,129
Pinnacle West Capital Corp.	8,962	692,494
PPL Corp.	58,325	1,453,459
Southern Co. (The)	86,285	5,844,083
Xcel Energy, Inc.	43,550	2,488,012
Total		47,375,829
Gas Utilities 0.0%
Atmos Energy Corp.	11,433	1,325,656
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	52,965	949,662
Multi-Utilities 0.7%
Ameren Corp.	20,781	1,647,310
CenterPoint Energy, Inc.	49,934	1,392,659
CMS Energy Corp.	23,079	1,296,809
Consolidated Edison, Inc.	27,422	2,439,461
Dominion Energy, Inc.	66,149	3,210,873
DTE Energy Co.	16,310	1,686,128
NiSource, Inc.	32,686	874,677
Public Service Enterprise Group, Inc.	39,484	2,411,683
Sempra	49,798	3,496,816
WEC Energy Group, Inc.	24,961	2,099,719
Total		20,556,135
Water Utilities 0.1%
American Water Works Co., Inc.	15,402	2,136,874
Total Utilities		72,344,156
Total Common Stocks (Cost $754,279,157)		2,979,984,518

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(c),(d)	8,768,438	8,765,808
Total Money Market Funds (Cost $8,764,553)		8,765,808
Total Investments in Securities (Cost: $763,043,710)		2,988,750,326
Other Assets & Liabilities, Net		54,533,737
Net Assets		3,043,284,063
At August 31, 2023, securities and/or cash totaling $5,893,070 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	282	09/2023	USD	63,675,600	510,470	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,056,343	56,498	(88,234)	(241,597)	2,783,010	188,671	22,981	8,244
Columbia Short-Term Cash Fund, 5.476%
	27,372,742	335,965,073	(354,573,670)	1,663	8,765,808	(5,505)	931,927	8,768,438
Total	30,429,085			(239,934)	11,548,818	183,166	954,908

(d)	The rate shown is the seven-day current annualized yield at August 31, 2023.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	262,448,772	—	—	262,448,772
Consumer Discretionary	316,264,497	—	—	316,264,497
Consumer Staples	195,622,319	—	—	195,622,319
Energy	131,845,970	—	—	131,845,970
Financials	371,432,609	—	—	371,432,609
Health Care	392,087,518	—	—	392,087,518
Industrials	251,095,404	—	—	251,095,404
Information Technology	840,694,299	—	—	840,694,299
Materials	73,349,323	—	—	73,349,323
Real Estate	72,799,651	—	—	72,799,651
Utilities	72,344,156	—	—	72,344,156
Total Common Stocks	2,979,984,518	—	—	2,979,984,518
Money Market Funds	8,765,808	—	—	8,765,808
Total Investments in Securities	2,988,750,326	—	—	2,988,750,326
Investments in Derivatives
Asset
Futures Contracts	510,470	—	—	510,470
Total	2,989,260,796	—	—	2,989,260,796
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Index Fund | Semiannual Report 2023

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $754,107,927)	$2,977,201,508
Affiliated issuers (cost $8,935,783)	11,548,818
Receivable for:
Investments sold	50,041,355
Capital shares sold	652,135
Dividends	4,920,421
Foreign tax reclaims	3,440
Variation margin for futures contracts	48,968
Expense reimbursement due from Investment Manager	209
Total assets	3,044,416,854
Liabilities
Payable for:
Capital shares redeemed	762,578
Variation margin for futures contracts	50,737
Management services fees	16,770
Distribution and/or service fees	3,077
Trustees’ fees	299,629
Total liabilities	1,132,791
Net assets applicable to outstanding capital stock	$3,043,284,063
Represented by
Paid in capital	694,556,937
Total distributable earnings (loss)	2,348,727,126
Total - representing net assets applicable to outstanding capital stock	$3,043,284,063
Class A
Net assets	$448,761,246
Shares outstanding	8,841,639
Net asset value per share	$50.76
Institutional Class
Net assets	$2,122,955,047
Shares outstanding	41,384,961
Net asset value per share	$51.30
Institutional 2 Class
Net assets	$213,539,220
Shares outstanding	4,062,078
Net asset value per share	$52.57
Institutional 3 Class
Net assets	$258,028,550
Shares outstanding	5,161,449
Net asset value per share	$49.99
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	17

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,749,176
Dividends — affiliated issuers	954,908
Interfund lending	93
Foreign taxes withheld	(6,589)
Total income	25,697,588
Expenses:
Management services fees	3,000,088
Distribution and/or service fees
Class A	573,769
Trustees’ fees	47,969
Interest on collateral	713
Total expenses	3,622,539
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,734)
Total net expenses	3,564,805
Net investment income	22,132,783
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	119,953,563
Investments — affiliated issuers	183,166
Futures contracts	3,514,564
Net realized gain	123,651,293
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	256,273,678
Investments — affiliated issuers	(239,934)
Futures contracts	(217,593)
Net change in unrealized appreciation (depreciation)	255,816,151
Net realized and unrealized gain	379,467,444
Net increase in net assets resulting from operations	$401,600,227
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Index Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$22,132,783	$43,828,351
Net realized gain	123,651,293	250,314,051
Net change in unrealized appreciation (depreciation)	255,816,151	(560,188,876)
Net increase (decrease) in net assets resulting from operations	401,600,227	(266,046,474)
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,958,089)	(53,485,506)
Institutional Class	(67,904,510)	(242,981,119)
Institutional 2 Class	(6,595,736)	(28,816,939)
Institutional 3 Class	(8,205,122)	(24,896,322)
Total distributions to shareholders	(97,663,457)	(350,179,886)
Decrease in net assets from capital stock activity	(76,203,516)	(47,278,459)
Total increase (decrease) in net assets	227,733,254	(663,504,819)
Net assets at beginning of period	2,815,550,809	3,479,055,628
Net assets at end of period	$3,043,284,063	$2,815,550,809

	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	793,716	38,391,666	1,648,586	80,976,181
Distributions reinvested	279,735	13,771,362	1,079,208	49,731,305
Shares redeemed	(1,704,358)	(83,546,313)	(2,650,185)	(129,444,586)
Net increase (decrease)	(630,907)	(31,383,285)	77,609	1,262,900
Institutional Class
Shares sold	1,916,161	94,033,860	6,315,169	314,831,176
Distributions reinvested	1,290,743	64,201,541	4,786,213	222,552,750
Shares redeemed	(4,163,622)	(205,850,030)	(12,710,957)	(634,980,237)
Net decrease	(956,718)	(47,614,629)	(1,609,575)	(97,596,311)
Institutional 2 Class
Shares sold	304,514	15,384,063	945,540	47,993,062
Distributions reinvested	128,396	6,544,344	594,921	28,322,336
Shares redeemed	(479,731)	(24,291,219)	(3,978,392)	(196,796,940)
Net decrease	(46,821)	(2,362,812)	(2,437,931)	(120,481,542)
Institutional 3 Class
Shares sold	2,904,490	135,986,952	9,207,690	437,669,762
Distributions reinvested	57,201	2,772,543	285,081	12,955,023
Shares redeemed	(2,773,059)	(133,602,285)	(5,825,935)	(281,088,291)
Net increase	188,632	5,157,210	3,666,836	169,536,494
Total net decrease	(1,445,814)	(76,203,516)	(303,061)	(47,278,459)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$45.89	0.31	6.18	6.49	(0.10)	(1.52)	(1.62)
Year Ended 2/28/2023	$56.34	0.60	(5.27)	(4.67)	(0.63)	(5.15)	(5.78)
Year Ended 2/28/2022	$57.11	0.58	8.97	9.55	(0.62)	(9.70)	(10.32)
Year Ended 2/28/2021	$47.14	0.73	13.20	13.93	(0.78)	(3.18)	(3.96)
Year Ended 2/29/2020	$48.30	0.84	2.97	3.81	(0.88)	(4.09)	(4.97)
Year Ended 2/28/2019	$50.42	0.81	1.18	1.99	(0.83)	(3.28)	(4.11)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$46.32	0.37	6.25	6.62	(0.12)	(1.52)	(1.64)
Year Ended 2/28/2023	$56.82	0.73	(5.32)	(4.59)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$57.52	0.74	9.04	9.78	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$47.44	0.86	13.31	14.17	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$48.57	0.98	2.98	3.96	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$50.68	0.94	1.18	2.12	(0.95)	(3.28)	(4.23)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$47.43	0.38	6.40	6.78	(0.12)	(1.52)	(1.64)
Year Ended 2/28/2023	$58.02	0.74	(5.42)	(4.68)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$58.55	0.75	9.20	9.95	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$48.23	0.88	13.53	14.41	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$49.30	0.99	3.03	4.02	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$51.38	0.95	1.20	2.15	(0.95)	(3.28)	(4.23)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$45.18	0.37	6.08	6.45	(0.12)	(1.52)	(1.64)
Year Ended 2/28/2023	$55.59	0.70	(5.20)	(4.50)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$56.45	0.68	8.94	9.62	(0.78)	(9.70)	(10.48)
Year Ended 2/28/2021	$46.63	0.83	13.08	13.91	(0.91)	(3.18)	(4.09)
Year Ended 2/29/2020	$47.81	0.98	2.93	3.91	(1.00)	(4.09)	(5.09)
Year Ended 2/28/2019	$49.95	0.92	1.17	2.09	(0.95)	(3.28)	(4.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$50.76	14.25%	0.45%(c)	0.45%(c)	1.27%	3%	$448,761
Year Ended 2/28/2023	$45.89	(8.02%)	0.45%(c),(d)	0.45%(c),(d),(e)	1.21%	9%	$434,670
Year Ended 2/28/2022	$56.34	15.86%	0.45%(c)	0.45%(c),(e)	0.92%	2%	$529,310
Year Ended 2/28/2021	$57.11	30.69%	0.45%(c)	0.45%(c),(e)	1.43%	11%	$588,972
Year Ended 2/29/2020	$47.14	7.70%	0.45%	0.45%(e)	1.68%	7%	$579,726
Year Ended 2/28/2019	$48.30	4.19%	0.45%(d)	0.45%(d),(e)	1.64%	6%	$726,445
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$51.30	14.40%	0.20%(c)	0.20%(c)	1.52%	3%	$2,122,955
Year Ended 2/28/2023	$46.32	(7.80%)	0.20%(c),(d)	0.20%(c),(d),(e)	1.46%	9%	$1,961,320
Year Ended 2/28/2022	$56.82	16.15%	0.20%(c)	0.20%(c),(e)	1.17%	2%	$2,497,279
Year Ended 2/28/2021	$57.52	31.02%	0.20%(c)	0.20%(c),(e)	1.67%	11%	$2,441,779
Year Ended 2/29/2020	$47.44	7.97%	0.20%	0.20%(e)	1.94%	7%	$2,136,890
Year Ended 2/28/2019	$48.57	4.46%	0.20%(d)	0.20%(d),(e)	1.89%	6%	$2,134,512
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$52.57	14.40%	0.20%(c)	0.20%(c)	1.52%	3%	$213,539
Year Ended 2/28/2023	$47.43	(7.79%)	0.20%(c),(d)	0.20%(c),(d)	1.43%	9%	$194,895
Year Ended 2/28/2022	$58.02	16.15%	0.20%(c)	0.20%(c)	1.17%	2%	$379,872
Year Ended 2/28/2021	$58.55	31.01%	0.20%(c)	0.20%(c)	1.67%	11%	$383,658
Year Ended 2/29/2020	$48.23	7.97%	0.20%	0.20%	1.93%	7%	$311,674
Year Ended 2/28/2019	$49.30	4.45%	0.20%(d)	0.20%(d)	1.89%	6%	$336,271
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$49.99	14.39%	0.20%(c)	0.20%(c)	1.53%	3%	$258,029
Year Ended 2/28/2023	$45.18	(7.81%)	0.20%(c),(d)	0.20%(c),(d)	1.49%	9%	$224,666
Year Ended 2/28/2022	$55.59	16.17%	0.20%(c)	0.20%(c)	1.10%	2%	$72,594
Year Ended 2/28/2021	$56.45	31.00%	0.20%(c)	0.20%(c)	1.63%	11%	$284,552
Year Ended 2/29/2020	$46.63	7.99%	0.20%	0.20%	1.98%	7%	$51,264
Year Ended 2/28/2019	$47.81	4.46%	0.20%(d)	0.20%(d)	1.91%	6%	$45,493
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2023	21

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Index Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	510,470*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,514,564

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(217,593)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	41,671,735
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Large Cap Index Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
26	Columbia Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Large Cap Index Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2024
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
763,044,000	2,256,297,000	(30,080,000)	2,226,217,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $102,148,861 and $281,212,803, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	600,000	5.61	1
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
Columbia Large Cap Index Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
30	Columbia Large Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Shareholder concentration risk
At August 31, 2023, affiliated shareholders of record owned 36.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Index Fund | Semiannual Report 2023	31

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
32	Columbia Large Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Large Cap Index Fund | Semiannual Report 2023	33

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
34	Columbia Large Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Large Cap Index Fund | Semiannual Report 2023	35

Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR175_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Large Cap Growth Opportunity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Growth Opportunity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Opportunity Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term growth of capital.
Portfolio management
Nicolas Janvier, CFA
Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/31/97	13.17	13.27	9.65	12.29
	Including sales charges		6.71	6.79	8.36	11.63
Advisor Class		11/08/12	13.36	13.59	9.92	12.57
Class C	Excluding sales charges	12/31/97	12.93	12.58	8.86	11.47
	Including sales charges		11.93	11.58	8.86	11.47
Institutional Class		12/31/97	13.35	13.60	9.93	12.58
Institutional 2 Class*		12/11/13	13.39	13.69	9.99	12.67
Institutional 3 Class*		03/01/17	13.45	13.70	10.05	12.56
Class R*		10/26/16	13.01	13.01	9.37	12.01
Russell 1000 Growth Index			23.46	21.94	13.81	15.63
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	10.3
Consumer Discretionary	12.8
Consumer Staples	5.6
Energy	2.0
Financials	7.2
Health Care	14.3
Industrials	6.6
Information Technology	37.1
Materials	2.0
Real Estate	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,131.70	1,019.86	5.63	5.33	1.05
Advisor Class	1,000.00	1,000.00	1,133.60	1,021.11	4.29	4.06	0.80
Class C	1,000.00	1,000.00	1,129.30	1,016.09	9.63	9.12	1.80
Institutional Class	1,000.00	1,000.00	1,133.50	1,021.11	4.29	4.06	0.80
Institutional 2 Class	1,000.00	1,000.00	1,133.90	1,021.42	3.97	3.76	0.74
Institutional 3 Class	1,000.00	1,000.00	1,134.50	1,021.62	3.76	3.56	0.70
Class R	1,000.00	1,000.00	1,130.10	1,018.60	6.96	6.60	1.30
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.2%
Entertainment 7.6%
Electronic Arts, Inc.	167,331	20,076,373
Endeavor Group Holdings, Inc., Class A(a)	964,310	21,108,746
Take-Two Interactive Software, Inc.(a)	160,256	22,788,403
Walt Disney Co. (The)(a)	300,976	25,185,672
Total		89,159,194
Interactive Media & Services 2.6%
Alphabet, Inc., Class A(a)	219,737	29,921,587
Total Communication Services		119,080,781
Consumer Discretionary 12.6%
Broadline Retail 5.8%
Amazon.com, Inc.(a)	487,355	67,259,864
Hotels, Restaurants & Leisure 2.0%
Hilton Worldwide Holdings, Inc.	160,236	23,819,081
Specialty Retail 1.5%
Burlington Stores, Inc.(a)	104,970	17,032,432
Textiles, Apparel & Luxury Goods 3.3%
lululemon athletica, Inc.(a)	29,901	11,400,055
NIKE, Inc., Class B	271,517	27,615,994
Total		39,016,049
Total Consumer Discretionary		147,127,426
Consumer Staples 5.5%
Beverages 2.1%
Coca-Cola Co. (The)	418,385	25,031,975
Food Products 1.2%
Darling Ingredients, Inc.(a)	226,386	13,981,599
Household Products 2.2%
Procter & Gamble Co. (The)	167,693	25,881,738
Total Consumer Staples		64,895,312
Energy 2.0%
Energy Equipment & Services 1.0%
Schlumberger NV	197,856	11,665,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.0%
Hess Corp.	74,369	11,490,010
Total Energy		23,155,600
Financials 7.1%
Capital Markets 4.3%
Charles Schwab Corp. (The)	176,655	10,449,143
MSCI, Inc.	25,161	13,678,023
S&P Global, Inc.	37,650	14,715,879
Tradeweb Markets, Inc., Class A	136,895	11,831,835
Total		50,674,880
Financial Services 2.8%
Visa, Inc., Class A	133,023	32,681,091
Total Financials		83,355,971
Health Care 14.1%
Biotechnology 3.9%
Alnylam Pharmaceuticals, Inc.(a)	41,287	8,167,394
BioMarin Pharmaceutical, Inc.(a)	185,554	16,955,925
Revolution Medicines, Inc.(a)	131,706	4,474,053
Vertex Pharmaceuticals, Inc.(a)	45,707	15,921,576
Total		45,518,948
Health Care Equipment & Supplies 3.3%
Becton Dickinson & Co.	41,569	11,616,457
Intuitive Surgical, Inc.(a)	84,793	26,513,075
Total		38,129,532
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	212,683	25,749,531
Pharmaceuticals 4.7%
Catalent, Inc.(a)	318,141	15,897,506
Eli Lilly & Co.	70,258	38,936,983
Total		54,834,489
Total Health Care		164,232,500
Industrials 6.5%
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	107,214	18,162,052
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.4%
Cintas Corp.	21,600	10,890,072
RB Global, Inc.	83,645	5,162,570
Total		16,052,642
Construction & Engineering 1.2%
WillScot Mobile Mini Holdings Corp.(a)	338,457	13,883,506
Ground Transportation 1.4%
Uber Technologies, Inc.(a)	338,058	15,966,479
Machinery 1.0%
Stanley Black & Decker, Inc.	122,853	11,594,866
Total Industrials		75,659,545
Information Technology 36.5%
Electronic Equipment, Instruments & Components 4.3%
TE Connectivity Ltd.	85,954	11,379,450
Trimble Navigation Ltd.(a)	130,131	7,129,878
Zebra Technologies Corp., Class A(a)	115,490	31,760,905
Total		50,270,233
IT Services 3.7%
Accenture PLC, Class A	134,571	43,570,053
Semiconductors & Semiconductor Equipment 16.1%
Advanced Micro Devices, Inc.(a)	150,910	15,954,205
Cirrus Logic, Inc.(a)	97,178	7,972,483
GlobalFoundries, Inc.(a)	447,421	24,720,010
Lam Research Corp.	65,279	45,851,970
Marvell Technology, Inc.	551,008	32,096,216
QUALCOMM, Inc.	402,323	46,078,053
SiTime Corp.(a)	19,268	2,556,671
Teradyne, Inc.	115,177	12,424,143
Total		187,653,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.6%
Crowdstrike Holdings, Inc., Class A(a)	200,418	32,674,146
Microsoft Corp.	145,270	47,613,695
Nutanix, Inc., Class A(a)	280,446	8,721,871
Total		89,009,712
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	299,637	56,292,803
Total Information Technology		426,796,552
Materials 2.0%
Chemicals 2.0%
Sherwin-Williams Co. (The)	85,311	23,180,705
Total Materials		23,180,705
Real Estate 2.1%
Industrial REITs 2.1%
Prologis, Inc.	196,769	24,438,710
Total Real Estate		24,438,710
Total Common Stocks (Cost $996,001,322)		1,151,923,102

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(b),(c)	3,160,280	3,159,332
Total Money Market Funds (Cost $3,159,328)		3,159,332
Total Investments in Securities (Cost: $999,160,650)		1,155,082,434
Other Assets & Liabilities, Net		12,368,209
Net Assets		1,167,450,643

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	3,032,970	252,833,644	(252,707,273)	(9)	3,159,332	(2,789)	484,328	3,160,280
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	119,080,781	—	—	119,080,781
Consumer Discretionary	147,127,426	—	—	147,127,426
Consumer Staples	64,895,312	—	—	64,895,312
Energy	23,155,600	—	—	23,155,600
Financials	83,355,971	—	—	83,355,971
Health Care	164,232,500	—	—	164,232,500
Industrials	75,659,545	—	—	75,659,545
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	426,796,552	—	—	426,796,552
Materials	23,180,705	—	—	23,180,705
Real Estate	24,438,710	—	—	24,438,710
Total Common Stocks	1,151,923,102	—	—	1,151,923,102
Money Market Funds	3,159,332	—	—	3,159,332
Total Investments in Securities	1,155,082,434	—	—	1,155,082,434
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $996,001,322)	$1,151,923,102
Affiliated issuers (cost $3,159,328)	3,159,332
Receivable for:
Investments sold	12,762,401
Capital shares sold	23,628
Dividends	906,490
Foreign tax reclaims	2,258
Expense reimbursement due from Investment Manager	2,484
Prepaid expenses	16,101
Total assets	1,168,795,796
Liabilities
Payable for:
Capital shares redeemed	664,817
Management services fees	23,462
Distribution and/or service fees	5,983
Transfer agent fees	129,074
Trustees’ fees	467,788
Compensation of chief compliance officer	109
Other expenses	53,920
Total liabilities	1,345,153
Net assets applicable to outstanding capital stock	$1,167,450,643
Represented by
Paid in capital	1,047,427,533
Total distributable earnings (loss)	120,023,110
Total - representing net assets applicable to outstanding capital stock	$1,167,450,643
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
August 31, 2023 (Unaudited)
Class A
Net assets	$815,173,008
Shares outstanding	63,228,448
Net asset value per share	$12.89
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.68
Advisor Class
Net assets	$17,206,859
Shares outstanding	1,039,613
Net asset value per share	$16.55
Class C
Net assets	$7,578,980
Shares outstanding	2,119,483
Net asset value per share	$3.58
Institutional Class
Net assets	$290,841,001
Shares outstanding	18,715,601
Net asset value per share	$15.54
Institutional 2 Class
Net assets	$21,189,736
Shares outstanding	1,251,237
Net asset value per share	$16.94
Institutional 3 Class
Net assets	$838,248
Shares outstanding	53,155
Net asset value per share	$15.77
Class R
Net assets	$14,622,811
Shares outstanding	1,129,900
Net asset value per share	$12.94
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,607,303
Dividends — affiliated issuers	484,328
Interfund lending	2,927
Foreign taxes withheld	(22,242)
Total income	6,072,316
Expenses:
Management services fees	4,246,841
Distribution and/or service fees
Class A	1,004,427
Class C	38,300
Class R	36,473
Transfer agent fees
Class A	464,891
Advisor Class	9,803
Class C	4,434
Institutional Class	168,068
Institutional 2 Class	5,831
Institutional 3 Class	83
Class R	8,444
Trustees’ fees	42,708
Custodian fees	4,519
Printing and postage fees	37,518
Registration fees	55,663
Accounting services fees	15,348
Legal fees	11,910
Interest on interfund lending	49
Compensation of chief compliance officer	109
Other	15,141
Total expenses	6,170,560
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(494,120)
Total net expenses	5,676,440
Net investment income	395,876
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,089,271
Investments — affiliated issuers	(2,789)
Net realized gain	7,086,482
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	134,465,589
Investments — affiliated issuers	(9)
Net change in unrealized appreciation (depreciation)	134,465,580
Net realized and unrealized gain	141,552,062
Net increase in net assets resulting from operations	$141,947,938
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income (loss)	$395,876	$(796,412)
Net realized gain (loss)	7,086,482	(13,391,802)
Net change in unrealized appreciation (depreciation)	134,465,580	(243,565,279)
Net increase (decrease) in net assets resulting from operations	141,947,938	(257,753,493)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(160,896,679)
Advisor Class	—	(2,753,787)
Class C	—	(4,377,770)
Institutional Class	—	(56,728,449)
Institutional 2 Class	—	(3,551,291)
Institutional 3 Class	—	(275,220)
Class R	—	(2,882,741)
Total distributions to shareholders	—	(231,465,937)
Decrease in net assets from capital stock activity	(82,493,963)	(55,974,325)
Total increase (decrease) in net assets	59,453,975	(545,193,755)
Net assets at beginning of period	1,107,996,668	1,653,190,423
Net assets at end of period	$1,167,450,643	$1,107,996,668
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	359,238	4,350,601	5,043,934	56,074,589
Distributions reinvested	—	—	10,204,507	110,514,809
Shares redeemed	(4,423,887)	(54,037,490)	(13,336,461)	(161,761,899)
Net increase (decrease)	(4,064,649)	(49,686,889)	1,911,980	4,827,499
Advisor Class
Shares sold	66,007	1,039,335	192,387	2,935,428
Distributions reinvested	—	—	198,370	2,749,415
Shares redeemed	(140,530)	(2,177,805)	(396,695)	(6,153,977)
Net decrease	(74,523)	(1,138,470)	(5,938)	(469,134)
Class C
Shares sold	100,039	341,402	347,818	1,251,941
Distributions reinvested	—	—	1,410,005	4,272,314
Shares redeemed	(413,733)	(1,384,612)	(1,338,213)	(5,424,307)
Net increase (decrease)	(313,694)	(1,043,210)	419,610	99,948
Institutional Class
Shares sold	322,821	4,702,902	1,472,522	20,742,383
Distributions reinvested	—	—	3,638,896	47,342,044
Shares redeemed	(2,191,220)	(32,074,820)	(8,617,759)	(125,979,645)
Net decrease	(1,868,399)	(27,371,918)	(3,506,341)	(57,895,218)
Institutional 2 Class
Shares sold	83,975	1,345,842	120,421	1,979,713
Distributions reinvested	—	—	250,620	3,551,291
Shares redeemed	(185,090)	(2,922,151)	(502,835)	(7,978,804)
Net decrease	(101,115)	(1,576,309)	(131,794)	(2,447,800)
Institutional 3 Class
Shares sold	1,163	16,485	82,541	1,452,653
Distributions reinvested	—	—	19,494	257,121
Shares redeemed	(19,398)	(280,573)	(102,126)	(1,609,240)
Net increase (decrease)	(18,235)	(264,088)	(91)	100,534
Class R
Shares sold	75,009	920,764	170,916	2,118,689
Distributions reinvested	—	—	264,472	2,882,741
Shares redeemed	(190,592)	(2,333,843)	(405,852)	(5,191,584)
Net increase (decrease)	(115,583)	(1,413,079)	29,536	(190,154)
Total net decrease	(6,556,198)	(82,493,963)	(1,283,038)	(55,974,325)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

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Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$11.39	0.00(c)	1.50	1.50	—	—
Year Ended 2/28/2023	$16.74	(0.02)	(2.75)	(2.77)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.37	(0.09)	1.57	1.48	(8.11)	(8.11)
Year Ended 2/28/2021	$17.67	(0.03)	8.53	8.50	(2.80)	(2.80)
Year Ended 2/29/2020	$17.18	(0.03)	2.34	2.31	(1.82)	(1.82)
Year Ended 2/28/2019	$18.33	(0.03)	0.75	0.72	(1.87)	(1.87)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$14.60	0.02	1.93	1.95	—	—
Year Ended 2/28/2023	$20.51	0.02	(3.35)	(3.33)	(2.58)	(2.58)
Year Ended 2/28/2022	$27.08	(0.04)	1.69	1.65	(8.22)	(8.22)
Year Ended 2/28/2021	$20.07	0.02	9.79	9.81	(2.80)	(2.80)
Year Ended 2/29/2020	$19.26	0.02	2.61	2.63	(1.82)	(1.82)
Year Ended 2/28/2019	$20.27	0.02	0.85	0.87	(1.88)	(1.88)
Class C
Six Months Ended 8/31/2023 (Unaudited)	$3.17	(0.01)	0.42	0.41	—	—
Year Ended 2/28/2023	$7.02	(0.03)	(1.24)	(1.27)	(2.58)	(2.58)
Year Ended 2/28/2022	$13.72	(0.14)	1.24	1.10	(7.80)	(7.80)
Year Ended 2/28/2021	$11.35	(0.11)	5.28	5.17	(2.80)	(2.80)
Year Ended 2/29/2020	$11.70	(0.11)	1.58	1.47	(1.82)	(1.82)
Year Ended 2/28/2019	$13.14	(0.12)	0.53	0.41	(1.85)	(1.85)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$13.71	0.02	1.81	1.83	—	—
Year Ended 2/28/2023	$19.45	0.02	(3.18)	(3.16)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.05	(0.03)	1.65	1.62	(8.22)	(8.22)
Year Ended 2/28/2021	$19.39	0.02	9.44	9.46	(2.80)	(2.80)
Year Ended 2/29/2020	$18.66	0.02	2.53	2.55	(1.82)	(1.82)
Year Ended 2/28/2019	$19.70	0.02	0.82	0.84	(1.88)	(1.88)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$14.94	0.03	1.97	2.00	—	—
Year Ended 2/28/2023	$20.90	0.03	(3.41)	(3.38)	(2.58)	(2.58)
Year Ended 2/28/2022	$27.46	(0.02)	1.70	1.68	(8.24)	(8.24)
Year Ended 2/28/2021	$20.31	0.04	9.91	9.95	(2.80)	(2.80)
Year Ended 2/29/2020	$19.46	0.03	2.64	2.67	(1.82)	(1.82)
Year Ended 2/28/2019	$20.45	0.03	0.86	0.89	(1.88)	(1.88)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$12.89	13.17%	1.14%(d)	1.05%(d)	0.00%(c)	32%	$815,173
Year Ended 2/28/2023	$11.39	(15.76%)	1.12%(d)	1.05%(d),(e)	(0.13%)	74%	$766,362
Year Ended 2/28/2022	$16.74	2.77%	1.08%(d)	1.04%(d),(e)	(0.38%)	93%	$1,094,509
Year Ended 2/28/2021	$23.37	50.88%	1.11%(d)	1.04%(d),(e)	(0.15%)	44%	$1,197,121
Year Ended 2/29/2020	$17.67	13.54%	1.12%	1.04%(e)	(0.16%)	42%	$913,905
Year Ended 2/28/2019	$17.18	4.19%	1.12%	1.08%(e)	(0.16%)	23%	$929,808
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$16.55	13.36%	0.89%(d)	0.80%(d)	0.25%	32%	$17,207
Year Ended 2/28/2023	$14.60	(15.58%)	0.87%(d)	0.80%(d),(e)	0.12%	74%	$16,269
Year Ended 2/28/2022	$20.51	3.00%	0.83%(d)	0.79%(d),(e)	(0.13%)	93%	$22,974
Year Ended 2/28/2021	$27.08	51.34%	0.86%(d)	0.79%(d),(e)	0.10%	44%	$24,768
Year Ended 2/29/2020	$20.07	13.75%	0.87%	0.79%(e)	0.09%	42%	$17,809
Year Ended 2/28/2019	$19.26	4.53%	0.87%	0.83%(e)	0.09%	23%	$26,286
Class C
Six Months Ended 8/31/2023 (Unaudited)	$3.58	12.93%	1.89%(d)	1.80%(d)	(0.74%)	32%	$7,579
Year Ended 2/28/2023	$3.17	(16.43%)	1.86%(d)	1.80%(d),(e)	(0.89%)	74%	$7,715
Year Ended 2/28/2022	$7.02	1.97%	1.83%(d)	1.79%(d),(e)	(1.14%)	93%	$14,135
Year Ended 2/28/2021	$13.72	49.77%	1.86%(d)	1.79%(d),(e)	(0.90%)	44%	$29,863
Year Ended 2/29/2020	$11.35	12.66%	1.87%	1.80%(e)	(0.91%)	42%	$37,004
Year Ended 2/28/2019	$11.70	3.46%	1.86%	1.84%(e)	(0.96%)	23%	$57,316
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$15.54	13.35%	0.89%(d)	0.80%(d)	0.26%	32%	$290,841
Year Ended 2/28/2023	$13.71	(15.55%)	0.86%(d)	0.80%(d),(e)	0.12%	74%	$282,203
Year Ended 2/28/2022	$19.45	2.99%	0.83%(d)	0.79%(d),(e)	(0.14%)	93%	$468,670
Year Ended 2/28/2021	$26.05	51.34%	0.86%(d)	0.79%(d),(e)	0.10%	44%	$536,602
Year Ended 2/29/2020	$19.39	13.76%	0.87%	0.79%(e)	0.09%	42%	$410,156
Year Ended 2/28/2019	$18.66	4.51%	0.87%	0.83%(e)	0.09%	23%	$472,922
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$16.94	13.39%	0.83%(d)	0.74%(d)	0.32%	32%	$21,190
Year Ended 2/28/2023	$14.94	(15.51%)	0.81%(d)	0.74%(d)	0.18%	74%	$20,199
Year Ended 2/28/2022	$20.90	3.09%	0.77%(d)	0.74%(d)	(0.08%)	93%	$31,012
Year Ended 2/28/2021	$27.46	51.43%	0.79%(d)	0.73%(d)	0.15%	44%	$34,108
Year Ended 2/29/2020	$20.31	13.81%	0.80%	0.73%	0.16%	42%	$19,798
Year Ended 2/28/2019	$19.46	4.60%	0.80%	0.76%	0.17%	23%	$12,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$13.90	0.03	1.84	1.87	—	—
Year Ended 2/28/2023	$19.67	0.04	(3.23)	(3.19)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.27	(0.01)	1.67	1.66	(8.26)	(8.26)
Year Ended 2/28/2021	$19.52	0.05	9.50	9.55	(2.80)	(2.80)
Year Ended 2/29/2020	$18.75	0.04	2.55	2.59	(1.82)	(1.82)
Year Ended 2/28/2019	$19.77	0.04	0.82	0.86	(1.88)	(1.88)
Class R
Six Months Ended 8/31/2023 (Unaudited)	$11.45	(0.01)	1.50	1.49	—	—
Year Ended 2/28/2023	$16.85	(0.05)	(2.77)	(2.82)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.44	(0.15)	1.57	1.42	(8.01)	(8.01)
Year Ended 2/28/2021	$17.75	(0.08)	8.57	8.49	(2.80)	(2.80)
Year Ended 2/29/2020	$17.30	(0.07)	2.34	2.27	(1.82)	(1.82)
Year Ended 2/28/2019	$18.47	(0.07)	0.76	0.69	(1.86)	(1.86)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$15.77	13.45%	0.79%(d)	0.70%(d)	0.36%	32%	$838
Year Ended 2/28/2023	$13.90	(15.52%)	0.77%(d)	0.70%(d)	0.24%	74%	$993
Year Ended 2/28/2022	$19.67	3.14%	0.73%(d)	0.69%(d)	(0.03%)	93%	$1,406
Year Ended 2/28/2021	$26.27	51.47%	0.75%(d)	0.69%(d)	0.20%	44%	$1,618
Year Ended 2/29/2020	$19.52	13.91%	0.76%	0.69%	0.20%	42%	$875
Year Ended 2/28/2019	$18.75	4.61%	0.77%	0.71%	0.24%	23%	$780
Class R
Six Months Ended 8/31/2023 (Unaudited)	$12.94	13.01%	1.39%(d)	1.30%(d)	(0.24%)	32%	$14,623
Year Ended 2/28/2023	$11.45	(15.98%)	1.37%(d)	1.30%(d),(e)	(0.38%)	74%	$14,256
Year Ended 2/28/2022	$16.85	2.50%	1.33%(d)	1.29%(d),(e)	(0.64%)	93%	$20,484
Year Ended 2/28/2021	$23.44	50.57%	1.36%(d)	1.29%(d),(e)	(0.40%)	44%	$24,892
Year Ended 2/29/2020	$17.75	13.20%	1.37%	1.30%(e)	(0.41%)	42%	$21,006
Year Ended 2/28/2019	$17.30	4.00%	1.37%	1.33%(e)	(0.41%)	23%	$24,324
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	19

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Board of Trustees of the Fund approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective at the start of business on October 25, 2023, Class C shares of the Fund will be closed to new and existing investors. Effective at the close of business on November 15, 2023, shares held by Class C shareholders will be converted into Class A shares in a tax-free transaction.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.74% of the Fund’s average daily net assets.
22	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	28,923
Class C	—	1.00(b)	23

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2024
Class A	1.05%
Advisor Class	0.80
Class C	1.80
Institutional Class	0.80
Institutional 2 Class	0.74
Institutional 3 Class	0.70
Class R	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
999,161,000	229,748,000	(73,827,000)	155,921,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(31,446,349)	—	(31,446,349)
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2023 as arising on March 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
412,764	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $366,501,169 and $461,749,485, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	300,000	5.85	1
Lender	3,133,333	5.61	6
Interest income earned and interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2023.
26	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At August 31, 2023, one unaffiliated shareholder of record owned 25.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Opportunity Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	29

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
30	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.  The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
32	Columbia Large Cap Growth Opportunity Fund | Semiannual Report 2023

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Columbia Large Cap Growth Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR186_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Mid Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Mid Cap Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Mid Cap Index Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	2.38	10.21	6.47	9.58
Institutional Class	03/31/00	2.51	10.49	6.75	9.86
Institutional 2 Class	11/08/12	2.50	10.44	6.74	9.85
Institutional 3 Class*	03/01/17	2.44	10.40	6.74	9.85
S&P MidCap 400 Index		2.62	10.71	6.97	10.09
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Mid Cap Index Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	1.9
Consumer Discretionary	14.9
Consumer Staples	4.4
Energy	4.9
Financials	14.0
Health Care	9.1
Industrials	22.7
Information Technology	10.5
Materials	7.4
Real Estate	7.2
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Mid Cap Index Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,023.80	1,022.87	2.29	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,025.10	1,024.13	1.02	1.02	0.20
Institutional 2 Class	1,000.00	1,000.00	1,025.00	1,024.13	1.02	1.02	0.20
Institutional 3 Class	1,000.00	1,000.00	1,024.40	1,024.13	1.02	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Mid Cap Index Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.(a)	242,074	3,878,025
Iridium Communications, Inc.	136,528	6,683,046
Total		10,561,071
Entertainment 0.2%
World Wrestling Entertainment, Inc., Class A	47,057	4,543,353
Interactive Media & Services 0.4%
TripAdvisor, Inc.(a)	114,963	1,737,091
Ziff Davis, Inc.(a)	51,265	3,416,813
ZoomInfo Technologies, Inc.(a)	292,260	5,266,525
Total		10,420,429
Media 0.9%
Cable One, Inc.	5,112	3,325,714
New York Times Co. (The), Class A	177,651	7,864,609
Nexstar Media Group, Inc., Class A	38,876	6,329,013
TEGNA, Inc.	243,977	4,032,940
Total		21,552,276
Total Communication Services		47,077,129
Consumer Discretionary 14.7%
Auto Components 1.7%
Adient PLC(a)	102,677	4,021,858
Autoliv, Inc.	83,752	8,174,195
Fox Factory Holding Corp.(a)	45,865	5,082,301
Gentex Corp.	253,383	8,275,489
Goodyear Tire & Rubber Co. (The)(a)	307,295	3,967,178
Lear Corp.	63,993	9,220,751
Visteon Corp.(a)	30,736	4,280,603
Total		43,022,375
Automobiles 0.4%
Harley-Davidson, Inc.	141,838	4,787,033
Thor Industries, Inc.	58,026	6,082,285
Total		10,869,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadline Retail 0.5%
Kohl’s Corp.	120,071	3,198,691
Macy’s, Inc.	295,259	3,611,017
Nordstrom, Inc.	122,512	1,987,145
Ollie’s Bargain Outlet Holdings, Inc.(a)	62,412	4,810,717
Total		13,607,570
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B	4,097	2,402,194
Grand Canyon Education, Inc.(a)	33,313	3,905,949
H&R Block, Inc.	165,108	6,601,018
Service Corp. International	163,900	10,343,729
Total		23,252,890
Hotels, Restaurants & Leisure 3.3%
Aramark	282,555	10,505,395
Boyd Gaming Corp.	83,247	5,566,727
Choice Hotels International, Inc.	28,749	3,648,248
Churchill Downs, Inc.	71,432	8,949,001
Hilton Grand Vacations, Inc.(a)	83,342	3,643,712
Light & Wonder, Inc.(a)	98,791	7,574,306
Marriott Vacations Worldwide Corp.	39,909	4,337,709
Papa John’s International, Inc.	32,219	2,438,978
Penn Entertainment, Inc.(a)	167,093	3,958,433
Planet Fitness, Inc., Class A(a)	92,112	5,600,410
Texas Roadhouse, Inc.	72,642	7,562,032
Travel + Leisure Co.	82,728	3,325,666
Wendy’s Co. (The)	182,786	3,617,335
Wingstop, Inc.	32,493	5,219,676
Wyndham Hotels & Resorts, Inc.	93,095	7,018,432
Total		82,966,060
Household Durables 1.8%
Helen of Troy Ltd.(a)	26,063	3,203,664
KB Home	87,036	4,421,429
Leggett & Platt, Inc.	144,321	4,069,852
Taylor Morrison Home Corp., Class A(a)	118,301	5,607,467
Tempur Sealy International, Inc.	186,560	8,716,083
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toll Brothers, Inc.	111,654	9,147,812
TopBuild Corp.(a)	34,423	9,985,424
Total		45,151,731
Leisure Products 1.1%
Brunswick Corp.	76,668	6,065,972
Mattel, Inc.(a)	383,763	8,504,188
Polaris, Inc.	57,997	6,500,884
Topgolf Callaway Brands Corp.(a)	150,924	2,632,114
YETI Holdings, Inc.(a)	93,946	4,692,603
Total		28,395,761
Specialty Retail 3.0%
AutoNation, Inc.(a)	34,120	5,359,911
Dick’s Sporting Goods, Inc.	66,669	7,756,272
Five Below, Inc.(a)	60,350	10,377,786
Foot Locker, Inc.	86,102	1,689,321
GameStop Corp., Class A(a)	274,213	5,086,651
Gap, Inc. (The)	231,306	2,678,524
Lithia Motors, Inc., Class A	29,846	9,193,165
Murphy U.S.A., Inc.	21,728	6,901,682
Penske Automotive Group, Inc.	26,184	4,302,031
Restoration Hardware Holdings, Inc.(a)	19,360	7,070,078
Valvoline, Inc.	150,547	5,184,839
Williams-Sonoma, Inc.	71,192	10,052,310
Total		75,652,570
Textiles, Apparel & Luxury Goods 2.0%
Capri Holdings Ltd.(a)	136,296	7,154,177
Carter’s, Inc.	40,862	2,924,494
Columbia Sportswear Co.	38,341	2,811,929
Crocs, Inc.(a)	67,248	6,545,920
Deckers Outdoor Corp.(a)	28,579	15,120,863
PVH Corp.	68,075	5,691,070
Skechers U.S.A., Inc., Class A(a)	145,578	7,324,029
Under Armour, Inc., Class A(a)	204,595	1,563,106
Under Armour, Inc., Class C(a)	205,537	1,416,150
Total		50,551,738
Total Consumer Discretionary		373,470,013
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.3%
Beverages 0.6%
Boston Beer Co., Inc. (The), Class A(a)	10,178	3,719,346
Celsius Holdings, Inc.(a)	44,125	8,650,265
Coca-Cola Bottling Co. Consolidated	4,991	3,488,210
Total		15,857,821
Consumer Staples Distribution & Retail 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	145,705	9,819,060
Casey’s General Stores, Inc.	40,400	9,874,164
Grocery Outlet Holding Corp.(a)	96,972	2,991,586
Performance Food Group, Inc.(a)	169,295	10,518,298
Sprouts Farmers Market, Inc.(a)	111,726	4,557,304
U.S. Foods Holding Corp.(a)	245,713	9,934,177
Total		47,694,589
Food Products 1.3%
Darling Ingredients, Inc.(a)	173,001	10,684,542
Flowers Foods, Inc.	208,995	4,923,922
Ingredion, Inc.	71,575	7,365,783
Lancaster Colony Corp.	21,485	3,549,107
Pilgrim’s Pride Corp.(a)	48,767	1,226,978
Post Holdings, Inc.(a)	58,050	5,207,665
Total		32,957,997
Household Products 0.1%
Energizer Holdings, Inc.	72,071	2,475,639
Personal Care Products 0.4%
BellRing Brands, Inc.(a)	143,986	5,975,419
Coty, Inc., Class A(a)	397,582	4,596,048
Total		10,571,467
Total Consumer Staples		109,557,513
Energy 4.8%
Energy Equipment & Services 0.8%
ChampionX Corp.	214,645	7,746,538
NOV, Inc.	426,880	9,019,975
Valaris Ltd.(a)	65,210	4,911,617
Total		21,678,130

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.0%
Antero Midstream Corp.	364,033	4,412,080
Antero Resources Corp.(a)	299,376	8,283,734
Chesapeake Energy Corp.	116,114	10,242,416
Chord Energy Corp.	45,049	7,275,413
CNX Resources Corp.(a)	179,519	4,012,250
DT Midstream, Inc.	105,049	5,493,012
Equitrans Midstream Corp.	469,661	4,508,746
HF Sinclair Corp.	139,696	7,695,853
Matador Resources Co.	122,759	7,795,196
Murphy Oil Corp.	159,088	7,222,595
Ovintiv, Inc.	265,115	12,449,800
PBF Energy, Inc., Class A	118,942	5,577,190
Range Resources Corp.	261,604	8,470,738
Southwestern Energy Co.(a)	1,194,005	8,095,354
Total		101,534,377
Total Energy		123,212,507
Financials 13.8%
Banks 5.3%
Associated Banc-Corp.	163,597	2,835,136
Bank OZK	116,871	4,694,708
Cadence Bank	198,085	4,532,185
Cathay General Bancorp	78,644	2,802,086
Columbia Banking System, Inc.	226,012	4,628,726
Commerce Bancshares, Inc.	123,051	6,040,574
Cullen/Frost Bankers, Inc.	69,822	6,600,274
East West Bancorp, Inc.	153,372	8,487,606
First Financial Bankshares, Inc.	140,823	4,044,437
First Horizon Corp.	583,099	7,317,892
FNB Corp.	391,471	4,552,808
Glacier Bancorp, Inc.	120,206	3,631,423
Hancock Whitney Corp.	93,325	3,849,656
Home Bancshares, Inc.	204,485	4,535,477
International Bancshares Corp.	57,244	2,563,386
New York Community Bancorp, Inc.	782,936	9,614,454
Old National Bancorp	317,238	4,841,052
Pinnacle Financial Partners, Inc.	83,205	5,538,125
Prosperity Bancshares, Inc.	102,219	5,807,061
South State Corp.	82,316	5,951,447
Common Stocks (continued)
Issuer	Shares	Value ($)
Synovus Financial Corp.	158,421	4,904,714
Texas Capital Bancshares, Inc.(a)	51,901	3,240,698
UMB Financial Corp.	47,335	2,992,045
United Bankshares, Inc.	145,919	4,389,244
Valley National Bancorp	457,033	4,195,563
Webster Financial Corp.	189,460	8,034,999
Wintrust Financial Corp.	66,346	5,149,113
Total		135,774,889
Capital Markets 1.9%
Affiliated Managers Group, Inc.	39,142	5,245,420
Evercore, Inc., Class A	38,250	5,356,913
Federated Hermes, Inc., Class B	92,195	3,204,698
Interactive Brokers Group, Inc., Class A	111,666	10,170,539
Janus Henderson Group PLC	143,686	3,947,054
Jefferies Financial Group, Inc.	202,448	7,225,369
SEI Investments Co.	109,844	6,816,919
Stifel Financial Corp.	115,068	7,481,721
Total		49,448,633
Consumer Finance 0.3%
FirstCash Holdings, Inc.	39,931	3,566,637
SLM Corp.	262,789	3,742,115
Total		7,308,752
Financial Services 1.5%
Essent Group Ltd.	116,291	5,840,134
Euronet Worldwide, Inc.(a)	51,116	4,465,494
MGIC Investment Corp.	310,754	5,463,055
Voya Financial, Inc.	106,545	7,424,055
Western Union Co. (The)	406,002	5,014,125
WEX, Inc.(a)	46,449	9,112,365
Total		37,319,228
Insurance 4.1%
American Financial Group, Inc.	75,729	8,778,506
Brighthouse Financial, Inc.(a)	72,491	3,599,903
CNO Financial Group, Inc.	124,200	2,906,280
Erie Indemnity Co., Class A	27,042	7,537,417
First American Financial Corp.	111,907	6,902,424
Hanover Insurance Group, Inc. (The)	38,734	4,133,693
Kemper Corp.	69,380	3,258,779

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kinsale Capital Group, Inc.	23,599	9,407,269
Old Republic International Corp.	295,204	8,073,829
Primerica, Inc.	39,277	7,893,106
Reinsurance Group of America, Inc.	72,145	10,000,740
RenaissanceRe Holdings Ltd.	54,462	10,232,865
RLI Corp.	43,958	5,781,356
Selective Insurance Group, Inc.	65,587	6,506,886
Unum Group	200,844	9,879,516
Total		104,892,569
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Annaly Capital Management, Inc.	535,470	10,853,977
Starwood Property Trust, Inc.	338,371	6,912,920
Total		17,766,897
Total Financials		352,510,968
Health Care 8.9%
Biotechnology 1.6%
Arrowhead Pharmaceuticals, Inc.(a)	115,902	3,203,531
Exelixis, Inc.(a)	353,059	7,904,991
Halozyme Therapeutics, Inc.(a)	142,769	6,076,249
Neurocrine Biosciences, Inc.(a)	105,792	11,519,691
United Therapeutics Corp.(a)	50,792	11,395,693
Total		40,100,155
Health Care Equipment & Supplies 3.0%
Enovis Corp.(a)	51,995	2,913,800
Envista Holdings Corp.(a)	177,487	5,683,134
Globus Medical, Inc., Class A(a)	129,282	6,994,156
Haemonetics Corp.(a)	54,696	4,907,872
ICU Medical, Inc.(a)	21,916	3,178,477
Inari Medical, Inc.(a)	55,788	3,716,597
Integra LifeSciences Holdings Corp.(a)	77,257	3,286,513
Lantheus Holdings, Inc.(a)	74,087	5,070,514
LivaNova PLC(a)	58,296	3,238,343
Masimo Corp.(a)	52,647	6,016,499
Neogen Corp.(a)	234,429	5,419,999
Omnicell, Inc.(a)	48,877	2,779,146
Penumbra, Inc.(a)	41,474	10,969,873
Common Stocks (continued)
Issuer	Shares	Value ($)
QuidelOrtho Corp.(a)	58,518	4,819,542
Shockwave Medical, Inc.(a)	39,710	8,751,687
Total		77,746,152
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.(a)	99,785	7,693,423
Amedisys, Inc.(a)	35,329	3,312,094
Chemed Corp.	16,285	8,328,800
Encompass Health Corp.	108,677	7,720,414
HealthEquity, Inc.(a)	92,667	6,259,656
Option Care Health, Inc.(a)	179,310	6,245,367
Patterson Companies, Inc.	94,283	2,832,261
Progyny, Inc.(a)	82,909	3,095,822
R1 RCM, Inc.(a)	149,628	2,579,587
Tenet Healthcare Corp.(a)	110,519	8,571,854
Total		56,639,278
Health Care Technology 0.1%
Doximity, Inc., Class A(a)	128,700	3,068,208
Life Sciences Tools & Services 1.4%
Azenta, Inc.(a)	70,655	3,987,062
Bruker Corp.	108,176	7,096,346
Medpace Holdings, Inc.(a)	26,785	7,239,182
Repligen Corp.(a)	56,143	9,763,829
Sotera Health Co.(a)	107,208	1,730,337
Syneos Health, Inc.(a)	112,388	4,802,339
Total		34,619,095
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	69,395	9,948,467
Perrigo Co. PLC	146,722	5,135,270
Total		15,083,737
Total Health Care		227,256,625
Industrials 22.3%
Aerospace & Defense 1.2%
BWX Technologies, Inc.	99,149	7,313,230
Curtiss-Wright Corp.	41,572	8,646,560
Hexcel Corp.	91,477	6,705,264
Woodward, Inc.	65,090	8,420,694
Total		31,085,748

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
GXO Logistics, Inc.(a)	128,943	8,248,484
Building Products 4.0%
Advanced Drainage Systems, Inc.	67,817	8,691,427
Builders FirstSource, Inc.(a)	138,962	20,155,048
Carlisle Companies, Inc.	55,260	14,534,485
Fortune Brands Innovations, Inc.	137,380	9,481,968
Lennox International, Inc.	35,027	13,198,524
Owens Corning	97,697	14,059,575
Simpson Manufacturing Co., Inc.	46,263	7,390,977
Trex Company, Inc.(a)	117,966	8,419,233
UFP Industries, Inc.	67,325	7,025,364
Total		102,956,601
Commercial Services & Supplies 1.3%
Brink’s Co. (The)	50,334	3,815,821
Clean Harbors, Inc.(a)	54,554	9,238,174
MSA Safety, Inc.	40,019	7,310,671
Stericycle, Inc.(a)	100,230	4,431,168
Tetra Tech, Inc.	57,711	9,080,826
Total		33,876,660
Construction & Engineering 1.9%
AECOM	150,704	13,224,276
EMCOR Group, Inc.	51,550	11,560,087
Fluor Corp.(a)	155,299	5,433,912
MasTec, Inc.(a)	64,685	6,435,511
MDU Resources Group, Inc.	220,786	4,495,203
Valmont Industries, Inc.	22,829	5,787,152
Total		46,936,141
Electrical Equipment 2.2%
Acuity Brands, Inc.	34,476	5,560,289
EnerSys	44,291	4,649,669
Hubbell, Inc.	58,102	18,944,157
nVent Electric PLC	179,618	10,155,602
Regal Rexnord Corp.	71,860	11,654,973
Sunrun, Inc.(a)	233,768	3,653,794
Vicor Corp.(a)	24,292	1,646,269
Total		56,264,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.2%
Avis Budget Group, Inc.(a)	25,866	5,519,546
Hertz Global Holdings, Inc.(a)	170,893	2,896,636
Knight-Swift Transportation Holdings, Inc.	174,590	9,571,024
Landstar System, Inc.	38,959	7,394,808
Ryder System, Inc.	50,407	5,075,985
Saia, Inc.(a)	28,767	12,260,495
Werner Enterprises, Inc.	63,904	2,659,046
XPO, Inc.(a)	125,613	9,374,498
Total		54,752,038
Machinery 4.6%
AGCO Corp.	67,370	8,726,437
Chart Industries, Inc.(a)	45,501	8,216,571
Crane Co.	52,281	4,763,845
Donaldson Co., Inc.	131,489	8,398,202
Esab Corp.	56,152	4,052,490
Flowserve Corp.	142,193	5,626,577
Graco, Inc.	182,516	14,407,813
ITT, Inc.	89,339	9,137,593
Lincoln Electric Holdings, Inc.	62,421	12,013,546
Middleby Corp. (The)(a)	58,021	8,447,277
Oshkosh Corp.	70,814	7,352,618
Terex Corp.	73,509	4,455,381
Timken Co. (The)	71,427	5,458,451
Toro Co. (The)	113,067	11,569,015
Watts Water Technologies, Inc., Class A	29,716	5,609,489
Total		118,235,305
Marine Transportation 0.2%
Kirby Corp.(a)	65,053	5,388,340
Passenger Airlines 0.1%
JetBlue Airways Corp.(a)	355,513	2,104,637
Professional Services 3.1%
ASGN, Inc.(a)	53,451	4,391,534
CACI International, Inc., Class A(a)	24,712	8,105,783
Concentrix Corp.	46,286	3,695,011
ExlService Holdings, Inc.(a)	180,233	5,268,211
Exponent, Inc.	55,116	4,952,724
FTI Consulting, Inc.(a)	36,841	6,845,795

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Genpact Ltd.	183,686	6,856,998
Insperity, Inc.	38,947	3,946,499
KBR, Inc.	147,151	9,052,730
ManpowerGroup, Inc.	54,672	4,311,981
MAXIMUS, Inc.	65,903	5,326,280
Paylocity Holding Corp.(a)	44,781	8,978,590
Science Applications International Corp.	58,539	6,887,699
Total		78,619,835
Trading Companies & Distributors 1.2%
GATX Corp.	38,273	4,521,572
MSC Industrial Direct Co., Inc., Class A	51,238	5,229,350
Watsco, Inc.	36,236	13,209,834
WESCO International, Inc.	48,919	7,917,540
Total		30,878,296
Total Industrials		569,346,838
Information Technology 10.3%
Communications Equipment 0.6%
Calix, Inc.(a)	62,485	2,906,177
Ciena Corp.(a)	161,721	8,082,816
Lumentum Holdings, Inc.(a)	74,485	4,031,873
Total		15,020,866
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.(a)	61,245	8,171,920
Avnet, Inc.	99,096	5,029,122
Belden, Inc.	46,134	4,331,983
Cognex Corp.	187,136	8,810,363
Coherent Corp.(a)	151,115	5,686,457
Crane NXT Co.	52,281	3,103,400
IPG Photonics Corp.(a)	33,851	3,668,094
Jabil, Inc.	143,857	16,460,118
Littelfuse, Inc.	26,923	7,190,595
National Instruments Corp.	142,571	8,497,232
Novanta, Inc.(a)	38,821	6,482,330
TD SYNNEX Corp.	45,013	4,580,073
Vishay Intertechnology, Inc.	138,329	3,795,748
Vontier Corp.	168,724	5,299,621
Total		91,107,056
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.1%
Kyndryl Holdings, Inc.(a)	221,997	3,747,309
Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc.(a)	70,686	2,703,740
Amkor Technology, Inc.	109,194	3,053,064
Cirrus Logic, Inc.(a)	59,910	4,915,016
Lattice Semiconductor Corp.(a)	149,240	14,515,082
MACOM Technology Solutions Holdings, Inc.(a)	56,103	4,744,070
MKS Instruments, Inc.	62,255	6,239,819
Power Integrations, Inc.	62,180	5,224,364
Silicon Laboratories, Inc.(a)	34,691	4,678,428
Synaptics, Inc.(a),(b)	42,852	3,751,264
Universal Display Corp.	47,214	7,675,108
Wolfspeed, Inc.(a)	134,956	6,453,596
Total		63,953,551
Software 2.9%
ACI Worldwide, Inc.(a)	117,444	2,851,540
Aspen Technology, Inc.(a)	31,649	6,139,906
Blackbaud, Inc.(a)	49,055	3,733,576
CommVault Systems, Inc.(a)	47,677	3,256,816
Dolby Laboratories, Inc., Class A	64,424	5,441,895
Dropbox, Inc., Class A(a)	294,864	8,194,271
Dynatrace, Inc.(a)	235,045	11,329,169
Envestnet, Inc.(a)	58,985	3,222,351
Manhattan Associates, Inc.(a)	67,250	13,626,195
NCR Corp.(a)	152,223	4,682,379
Qualys, Inc.(a)	36,403	5,666,127
Teradata Corp.(a)	109,614	5,071,840
Total		73,216,065
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.(a)	49,510	13,619,211
Xerox Holdings Corp.	122,526	1,946,938
Total		15,566,149
Total Information Technology		262,610,996

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 7.2%
Chemicals 2.4%
Ashland, Inc.	52,667	4,562,542
Avient Corp.	92,817	3,722,890
Axalta Coating Systems Ltd.(a)	240,188	6,797,320
Cabot Corp.	60,874	4,410,930
Chemours Co. LLC (The)	161,716	5,501,578
NewMarket Corp.	7,201	3,381,878
Olin Corp.	130,350	7,562,907
RPM International, Inc.	139,768	13,940,460
Scotts Miracle-Gro Co. (The), Class A	44,379	2,514,514
Sensient Technologies Corp.	45,801	2,821,800
Westlake Corp.	37,365	4,894,068
Total		60,110,887
Construction Materials 0.4%
Eagle Materials, Inc.	39,088	7,400,140
Knife River Corp.(a)	55,196	2,840,386
Total		10,240,526
Containers & Packaging 1.9%
AptarGroup, Inc.	71,038	9,416,797
Berry Global Group, Inc.	129,238	8,444,411
Crown Holdings, Inc.	130,213	12,065,537
Graphic Packaging Holding Co.	333,004	7,406,009
Greif, Inc., Class A	28,121	2,041,304
Silgan Holdings, Inc.	90,848	4,099,970
Sonoco Products Co.	106,205	6,101,477
Total		49,575,505
Metals & Mining 2.3%
Alcoa Corp.	193,424	5,818,194
Cleveland-Cliffs, Inc.(a)	558,453	8,538,746
Commercial Metals Co.	126,979	7,147,648
MP Materials Corp.(a)	100,141	2,096,953
Reliance Steel & Aluminum Co.	63,744	18,164,490
Royal Gold, Inc.	71,209	7,981,817
United States Steel Corp.	245,525	7,633,372
Worthington Industries, Inc.	32,906	2,476,835
Total		59,858,055
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	78,110	4,880,313
Total Materials		184,665,286
Real Estate 7.1%
Health Care REITs 1.0%
Healthcare Realty Trust, Inc.	412,885	7,233,745
Medical Properties Trust, Inc.	648,682	4,683,484
Omega Healthcare Investors, Inc.	254,088	8,085,080
Physicians Realty Trust	258,474	3,595,374
Sabra Health Care REIT, Inc.	250,664	3,140,820
Total		26,738,503
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	233,788	2,999,500
Industrial REITs 1.4%
EastGroup Properties, Inc.	48,151	8,649,364
First Industrial Realty Trust, Inc.	143,379	7,447,105
Rexford Industrial Realty, Inc.	217,874	11,649,723
STAG Industrial, Inc.	194,482	7,104,428
Total		34,850,620
Office REITs 0.7%
Corporate Office Properties Trust	121,989	3,157,075
Cousins Properties, Inc.	164,468	3,864,998
Highwoods Properties, Inc.	114,339	2,724,698
Kilroy Realty Corp.	114,285	4,222,831
Vornado Realty Trust	174,753	4,197,567
Total		18,167,169
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	51,787	8,948,794
Residential REITs 0.9%
Apartment Income REIT Corp.	161,764	5,509,682
Equity LifeStyle Properties, Inc.	189,777	12,707,468
Independence Realty Trust, Inc.	243,204	4,093,123
Total		22,310,273

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.3%
Agree Realty Corp.	101,046	6,246,663
Brixmor Property Group, Inc.	325,857	7,162,337
Kite Realty Group Trust	237,795	5,367,033
NNN REIT, Inc.	197,420	7,776,374
Spirit Realty Capital, Inc.	153,195	5,914,859
Total		32,467,266
Specialized REITs 1.3%
CubeSmart	243,597	10,160,431
EPR Properties	81,618	3,654,854
Lamar Advertising Co., Class A	94,854	8,652,582
National Storage Affiliates Trust	89,037	2,991,643
PotlatchDeltic Corp.	86,646	4,094,890
Rayonier, Inc.	160,703	4,805,020
Total		34,359,420
Total Real Estate		180,841,545
Utilities 3.0%
Electric Utilities 1.0%
Allete, Inc.	62,143	3,411,651
Hawaiian Electric Industries, Inc.	118,799	1,665,562
IDACORP, Inc.	54,870	5,258,741
OGE Energy Corp.	217,153	7,394,060
PNM Resources, Inc.	93,063	4,123,621
Portland General Electric Co.	104,757	4,594,642
Total		26,448,277
Gas Utilities 1.1%
National Fuel Gas Co.	99,535	5,349,011
New Jersey Resources Corp.	105,129	4,433,290
ONE Gas, Inc.	60,054	4,352,113
Southwest Gas Holdings, Inc.	71,156	4,406,691
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	57,026	3,330,889
UGI Corp.	226,955	5,714,727
Total		27,586,721
Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	56,966	4,325,998
Multi-Utilities 0.3%
Black Hills Corp.	72,273	3,975,015
NorthWestern Corp.	64,830	3,267,432
Total		7,242,447
Water Utilities 0.4%
Essential Utilities, Inc.	260,845	9,625,180
Total Utilities		75,228,623
Total Common Stocks (Cost $1,623,209,913)		2,505,778,043

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(c),(d)	26,814,417	26,806,373
Total Money Market Funds (Cost $26,802,763)		26,806,373
Total Investments in Securities (Cost: $1,650,012,676)		2,532,584,416
Other Assets & Liabilities, Net		16,531,276
Net Assets		2,549,115,692

At August 31, 2023, securities and/or cash totaling $3,676,680 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	165	09/2023	USD	43,703,550	817,149	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	12,750,837	141,959,330	(127,907,396)	3,602	26,806,373	1,660	732,016	26,814,417
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	47,077,129	—	—	47,077,129
Consumer Discretionary	373,470,013	—	—	373,470,013
Consumer Staples	109,557,513	—	—	109,557,513
Energy	123,212,507	—	—	123,212,507
Financials	352,510,968	—	—	352,510,968
Health Care	227,256,625	—	—	227,256,625
Industrials	569,346,838	—	—	569,346,838
Information Technology	262,610,996	—	—	262,610,996
Materials	184,665,286	—	—	184,665,286
Real Estate	180,841,545	—	—	180,841,545
Utilities	75,228,623	—	—	75,228,623
Total Common Stocks	2,505,778,043	—	—	2,505,778,043
Money Market Funds	26,806,373	—	—	26,806,373
Total Investments in Securities	2,532,584,416	—	—	2,532,584,416
Investments in Derivatives
Asset
Futures Contracts	817,149	—	—	817,149
Total	2,533,401,565	—	—	2,533,401,565
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	15

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,623,209,913)	$2,505,778,043
Affiliated issuers (cost $26,802,763)	26,806,373
Receivable for:
Investments sold	17,439,676
Capital shares sold	960,462
Dividends	2,434,464
Foreign tax reclaims	10,084
Expense reimbursement due from Investment Manager	7,460
Prepaid expenses	25,736
Total assets	2,553,462,298
Liabilities
Payable for:
Investments purchased	2,274,634
Capital shares redeemed	1,420,372
Variation margin for futures contracts	8,076
Management services fees	13,965
Distribution and/or service fees	4,165
Transfer agent fees	283,991
Trustees’ fees	287,627
Compensation of chief compliance officer	239
Other expenses	53,537
Total liabilities	4,346,606
Net assets applicable to outstanding capital stock	$2,549,115,692
Represented by
Paid in capital	1,604,291,100
Total distributable earnings (loss)	944,824,592
Total - representing net assets applicable to outstanding capital stock	$2,549,115,692
Class A
Net assets	$607,781,762
Shares outstanding	42,861,235
Net asset value per share	$14.18
Institutional Class
Net assets	$1,025,721,623
Shares outstanding	72,805,662
Net asset value per share	$14.09
Institutional 2 Class
Net assets	$554,550,413
Shares outstanding	38,030,246
Net asset value per share	$14.58
Institutional 3 Class
Net assets	$361,061,894
Shares outstanding	26,403,066
Net asset value per share	$13.67
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Index Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$21,767,914
Dividends — affiliated issuers	732,016
Total income	22,499,930
Expenses:
Management services fees	2,524,246
Distribution and/or service fees
Class A	775,096
Transfer agent fees
Class A	383,361
Institutional Class	623,589
Institutional 2 Class	171,300
Institutional 3 Class	10,867
Trustees’ fees	44,283
Custodian fees	12,901
Printing and postage fees	42,745
Registration fees	42,937
Licensing fees and expenses	7,531
Accounting services fees	15,258
Legal fees	20,090
Interest on collateral	535
Compensation of chief compliance officer	240
Other	23,765
Total expenses	4,698,744
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,407,883)
Total net expenses	3,290,861
Net investment income	19,209,069
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	51,113,995
Investments — affiliated issuers	1,660
Futures contracts	528,395
Net realized gain	51,644,050
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,692,418)
Investments — affiliated issuers	3,602
Futures contracts	(310,379)
Net change in unrealized appreciation (depreciation)	(8,999,195)
Net realized and unrealized gain	42,644,855
Net increase in net assets resulting from operations	$61,853,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	17

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$19,209,069	$34,169,676
Net realized gain	51,644,050	198,871,781
Net change in unrealized appreciation (depreciation)	(8,999,195)	(282,598,976)
Net increase (decrease) in net assets resulting from operations	61,853,924	(49,557,519)
Distributions to shareholders
Net investment income and net realized gains
Class A	(18,863,243)	(67,845,982)
Institutional Class	(31,712,550)	(123,048,739)
Institutional 2 Class	(16,588,602)	(56,510,896)
Institutional 3 Class	(11,011,837)	(25,341,723)
Total distributions to shareholders	(78,176,232)	(272,747,340)
Decrease in net assets from capital stock activity	(17,721,104)	(102,254,234)
Total decrease in net assets	(34,043,412)	(424,559,093)
Net assets at beginning of period	2,583,159,104	3,007,718,197
Net assets at end of period	$2,549,115,692	$2,583,159,104

	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	4,134,122	57,162,343	8,285,119	117,413,509
Distributions reinvested	1,021,488	13,902,459	3,863,153	51,087,516
Shares redeemed	(8,032,597)	(111,282,569)	(14,041,052)	(201,248,860)
Net decrease	(2,876,987)	(40,217,767)	(1,892,780)	(32,747,835)
Institutional Class
Shares sold	5,753,222	78,449,875	11,245,870	159,522,185
Distributions reinvested	2,199,626	29,716,946	7,675,327	100,863,138
Shares redeemed	(6,884,127)	(95,023,122)	(42,900,601)	(612,521,876)
Net increase (decrease)	1,068,721	13,143,699	(23,979,404)	(352,136,553)
Institutional 2 Class
Shares sold	5,486,110	77,927,186	9,264,683	134,981,788
Distributions reinvested	887,924	12,422,050	3,136,971	42,602,782
Shares redeemed	(6,576,852)	(93,834,523)	(12,595,051)	(185,330,621)
Net decrease	(202,818)	(3,485,287)	(193,397)	(7,746,051)
Institutional 3 Class
Shares sold	2,172,097	29,236,442	23,241,193	322,049,907
Distributions reinvested	205,079	2,690,630	665,832	8,516,067
Shares redeemed	(1,426,212)	(19,088,821)	(2,931,562)	(40,189,769)
Net increase	950,964	12,838,251	20,975,463	290,376,205
Total net decrease	(1,060,120)	(17,721,104)	(5,090,118)	(102,254,234)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Index Fund | Semiannual Report 2023

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Columbia Mid Cap Index Fund | Semiannual Report 2023	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$14.29	0.09	0.23	0.32	(0.02)	(0.41)	(0.43)
Year Ended 2/28/2023	$16.13	0.16	(0.50)	(0.34)	(0.16)	(1.34)	(1.50)
Year Ended 2/28/2022	$17.72	0.14(f)	1.30	1.44	(0.13)	(2.90)	(3.03)
Year Ended 2/28/2021	$14.07	0.14	5.02	5.16	(0.16)	(1.35)	(1.51)
Year Ended 2/29/2020	$15.47	0.18	(0.71)	(0.53)	(0.19)	(0.68)	(0.87)
Year Ended 2/28/2019	$16.25	0.18	0.36	0.54	(0.17)	(1.15)	(1.32)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$14.19	0.11	0.23	0.34	(0.03)	(0.41)	(0.44)
Year Ended 2/28/2023	$16.03	0.19	(0.49)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.63	0.19(f)	1.29	1.48	(0.18)	(2.90)	(3.08)
Year Ended 2/28/2021	$14.00	0.18	4.99	5.17	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.39	0.22	(0.70)	(0.48)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$16.18	0.22	0.35	0.57	(0.21)	(1.15)	(1.36)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$14.67	0.11	0.24	0.35	(0.03)	(0.41)	(0.44)
Year Ended 2/28/2023	$16.52	0.20	(0.51)	(0.31)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$18.08	0.19(f)	1.33	1.52	(0.18)	(2.90)	(3.08)
Year Ended 2/28/2021	$14.32	0.18	5.12	5.30	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.73	0.22	(0.72)	(0.50)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$16.50	0.22	0.37	0.59	(0.21)	(1.15)	(1.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$14.18	2.38%	0.59%(c)	0.45%(c)	1.34%	9%	$607,782
Year Ended 2/28/2023	$14.29	(1.05%)	0.58%(c),(d)	0.45%(c),(d),(e)	1.10%	12%	$653,592
Year Ended 2/28/2022	$16.13	7.48%	0.58%(c),(d)	0.45%(c),(d),(e)	0.78%	16%	$768,487
Year Ended 2/28/2021	$17.72	39.13%	0.58%(d)	0.45%(d),(e)	1.01%	14%	$902,341
Year Ended 2/29/2020	$14.07	(3.88%)	0.58%(d)	0.45%(d),(e)	1.16%	14%	$986,055
Year Ended 2/28/2019	$15.47	3.66%	0.58%	0.45%(e)	1.08%	17%	$1,351,153
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$14.09	2.51%	0.34%(c)	0.20%(c)	1.59%	9%	$1,025,722
Year Ended 2/28/2023	$14.19	(0.80%)	0.33%(c),(d)	0.20%(c),(d),(e)	1.35%	12%	$1,017,847
Year Ended 2/28/2022	$16.03	7.72%	0.33%(c),(d)	0.20%(c),(d),(e)	1.03%	16%	$1,534,550
Year Ended 2/28/2021	$17.63	39.49%	0.34%(d)	0.20%(d),(e)	1.25%	14%	$1,642,259
Year Ended 2/29/2020	$14.00	(3.59%)	0.33%(d)	0.20%(d),(e)	1.40%	14%	$1,579,863
Year Ended 2/28/2019	$15.39	3.89%	0.33%	0.20%(e)	1.33%	17%	$1,979,350
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$14.58	2.50%	0.28%(c)	0.20%(c)	1.59%	9%	$554,550
Year Ended 2/28/2023	$14.67	(0.84%)	0.28%(c),(d)	0.20%(c),(d)	1.35%	12%	$560,860
Year Ended 2/28/2022	$16.52	7.75%	0.27%(c),(d)	0.20%(c),(d)	1.03%	16%	$634,732
Year Ended 2/28/2021	$18.08	39.52%	0.28%(d)	0.20%(d)	1.24%	14%	$843,249
Year Ended 2/29/2020	$14.32	(3.65%)	0.28%(d)	0.20%(d)	1.40%	14%	$663,451
Year Ended 2/28/2019	$15.73	3.94%	0.27%	0.20%	1.33%	17%	$798,386
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$13.79	0.11	0.21	0.32	(0.03)	(0.41)	(0.44)
Year Ended 2/28/2023	$15.63	0.18	(0.48)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.25	0.18(f)	1.28	1.46	(0.18)	(2.90)	(3.08)
Year Ended 2/28/2021	$13.73	0.17	4.89	5.06	(0.19)	(1.35)	(1.54)
Year Ended 2/29/2020	$15.11	0.21	(0.68)	(0.47)	(0.23)	(0.68)	(0.91)
Year Ended 2/28/2019	$15.91	0.22	0.34	0.56	(0.21)	(1.15)	(1.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class
02/28/2022	$0.01	$0.01	$0.01	$0.01
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Mid Cap Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$13.67	2.44%	0.22%(c)	0.20%(c)	1.59%	9%	$361,062
Year Ended 2/28/2023	$13.79	(0.82%)	0.23%(c),(d)	0.20%(c),(d)	1.36%	12%	$350,859
Year Ended 2/28/2022	$15.63	7.78%	0.22%(c),(d)	0.20%(c),(d)	1.04%	16%	$69,950
Year Ended 2/28/2021	$17.25	39.46%	0.23%(d)	0.20%(d)	1.23%	14%	$64,740
Year Ended 2/29/2020	$13.73	(3.59%)	0.23%(d)	0.20%(d)	1.41%	14%	$37,706
Year Ended 2/28/2019	$15.11	3.89%	0.23%	0.20%	1.38%	17%	$25,066
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	23

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
24	Columbia Mid Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Mid Cap Index Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Mid Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	817,149*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	528,395

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(310,379)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	32,176,956
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Mid Cap Index Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
28	Columbia Mid Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Columbia Mid Cap Index Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2024
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,650,013,000	1,021,977,000	(138,588,000)	883,389,000
30	Columbia Mid Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $214,473,857 and $300,362,927, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
Columbia Mid Cap Index Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Industrials sector risk
The Fund is more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At August 31, 2023, one unaffiliated shareholder of record owned 24.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
32	Columbia Mid Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Mid Cap Index Fund | Semiannual Report 2023	33

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
34	Columbia Mid Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Mid Cap Index Fund | Semiannual Report 2023	35

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
36	Columbia Mid Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Mid Cap Index Fund | Semiannual Report 2023	37

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Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR196_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Select Mid Cap Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Mid Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Mid Cap Value Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/20/01	-0.96	5.09	7.89	8.98
	Including sales charges		-6.65	-0.95	6.61	8.34
Advisor Class		11/08/12	-0.87	5.34	8.15	9.26
Class C	Excluding sales charges	11/20/01	-1.34	4.44	7.10	8.19
	Including sales charges		-2.32	3.44	7.10	8.19
Institutional Class		11/20/01	-0.83	5.42	8.17	9.27
Institutional 2 Class		11/08/12	-0.82	5.53	8.28	9.39
Institutional 3 Class		07/15/09	-0.76	5.51	8.33	9.44
Class R		01/23/06	-1.10	4.94	7.62	8.72
Russell Midcap Value Index			1.25	5.65	6.12	8.93
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	3.7
Consumer Discretionary	10.3
Consumer Staples	5.3
Energy	5.3
Financials	16.9
Health Care	6.8
Industrials	17.6
Information Technology	9.3
Materials	8.0
Real Estate	9.1
Utilities	7.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	990.40	1,019.46	5.65	5.74	1.13
Advisor Class	1,000.00	1,000.00	991.30	1,020.71	4.40	4.47	0.88
Class C	1,000.00	1,000.00	986.60	1,015.69	9.39	9.53	1.88
Institutional Class	1,000.00	1,000.00	991.70	1,020.71	4.41	4.47	0.88
Institutional 2 Class	1,000.00	1,000.00	991.80	1,021.27	3.86	3.91	0.77
Institutional 3 Class	1,000.00	1,000.00	992.40	1,021.47	3.66	3.71	0.73
Class R	1,000.00	1,000.00	989.00	1,018.20	6.90	7.00	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 3.7%
Entertainment 2.2%
Take-Two Interactive Software, Inc.(a)	369,813	52,587,408
Media 1.5%
Nexstar Media Group, Inc., Class A	230,866	37,584,985
Total Communication Services		90,172,393
Consumer Discretionary 10.2%
Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A	445,016	50,024,249
Household Durables 2.3%
D.R. Horton, Inc.	467,210	55,607,334
Leisure Products 1.7%
Hasbro, Inc.	573,000	41,256,000
Specialty Retail 4.1%
Burlington Stores, Inc.(a)	273,427	44,366,265
O’Reilly Automotive, Inc.(a)	59,020	55,461,094
Total		99,827,359
Total Consumer Discretionary		246,714,942
Consumer Staples 5.2%
Consumer Staples Distribution & Retail 3.5%
Dollar Tree, Inc.(a)	338,865	41,463,521
U.S. Foods Holding Corp.(a)	1,065,370	43,072,909
Total		84,536,430
Food Products 1.7%
Tyson Foods, Inc., Class A	804,321	42,846,180
Total Consumer Staples		127,382,610
Energy 5.2%
Oil, Gas & Consumable Fuels 5.2%
Devon Energy Corp.	1,108,136	56,614,668
Marathon Petroleum Corp.	490,101	69,971,720
Total		126,586,388
Total Energy		126,586,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.7%
Banks 4.4%
Popular, Inc.	801,056	54,696,104
Regions Financial Corp.	2,848,592	52,243,177
Total		106,939,281
Capital Markets 2.4%
Carlyle Group, Inc. (The)	1,835,676	59,384,119
Consumer Finance 1.8%
Discover Financial Services	476,134	42,885,389
Financial Services 4.1%
Global Payments, Inc.	361,000	45,735,090
Voya Financial, Inc.	762,268	53,114,834
Total		98,849,924
Insurance 4.0%
Hanover Insurance Group, Inc. (The)	456,767	48,746,174
Reinsurance Group of America, Inc.	352,919	48,921,632
Total		97,667,806
Total Financials		405,726,519
Health Care 6.8%
Health Care Equipment & Supplies 1.8%
Zimmer Biomet Holdings, Inc.	375,080	44,679,530
Health Care Providers & Services 3.6%
Centene Corp.(a)	693,981	42,783,929
Quest Diagnostics, Inc.	338,378	44,496,707
Total		87,280,636
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	268,962	32,563,229
Total Health Care		164,523,395
Industrials 17.4%
Building Products 3.4%
Trane Technologies PLC	407,403	83,623,540
Electrical Equipment 3.2%
AMETEK, Inc.	480,930	76,713,144
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.3%
Ingersoll Rand, Inc.	1,095,989	76,291,794
ITT, Inc.	749,346	76,643,109
Total		152,934,903
Passenger Airlines 2.0%
Southwest Airlines Co.	1,539,630	48,652,308
Professional Services 2.5%
CACI International, Inc., Class A(a)	186,547	61,189,282
Total Industrials		423,113,177
Information Technology 9.2%
Communications Equipment 2.0%
Motorola Solutions, Inc.	176,247	49,978,362
Electronic Equipment, Instruments & Components 2.3%
Corning, Inc.	1,694,320	55,607,582
Semiconductors & Semiconductor Equipment 4.9%
Marvell Technology, Inc.	603,380	35,146,885
ON Semiconductor Corp.(a)	486,071	47,858,551
Teradyne, Inc.	328,912	35,479,737
Total		118,485,173
Total Information Technology		224,071,117
Materials 7.9%
Chemicals 3.8%
Chemours Co. LLC (The)	1,503,523	51,149,852
FMC Corp.	486,663	41,964,951
Total		93,114,803
Metals & Mining 4.1%
ATI, Inc.(a)	1,291,844	58,559,288
Freeport-McMoRan, Inc.	1,029,644	41,093,092
Total		99,652,380
Total Materials		192,767,183
Real Estate 9.0%
Health Care REITs 2.6%
Welltower, Inc.	758,364	62,853,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 2.3%
First Industrial Realty Trust, Inc.	1,080,833	56,138,466
Specialized REITs 4.1%
Gaming and Leisure Properties, Inc.	1,059,569	50,223,570
Lamar Advertising Co., Class A	530,985	48,436,452
Total		98,660,022
Total Real Estate		217,651,697
Utilities 7.7%
Electric Utilities 3.8%
Entergy Corp.	568,535	54,152,959
PG&E Corp.(a)	2,294,595	37,401,898
Total		91,554,857
Independent Power and Renewable Electricity Producers 1.3%
AES Corp. (The)	1,749,900	31,375,708
Multi-Utilities 2.6%
Ameren Corp.	792,693	62,836,774
Total Utilities		185,767,339
Total Common Stocks (Cost $1,662,931,770)		2,404,476,760

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(b),(c)	22,303,943	22,297,252
Total Money Market Funds (Cost $22,292,471)		22,297,252
Total Investments in Securities (Cost: $1,685,224,241)		2,426,774,012
Other Assets & Liabilities, Net		2,655,963
Net Assets		2,429,429,975

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	51,891,704	199,967,690	(229,564,417)	2,275	22,297,252	2,429	799,922	22,303,943
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	90,172,393	—	—	90,172,393
Consumer Discretionary	246,714,942	—	—	246,714,942
Consumer Staples	127,382,610	—	—	127,382,610
Energy	126,586,388	—	—	126,586,388
Financials	405,726,519	—	—	405,726,519
Health Care	164,523,395	—	—	164,523,395
Industrials	423,113,177	—	—	423,113,177
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	224,071,117	—	—	224,071,117
Materials	192,767,183	—	—	192,767,183
Real Estate	217,651,697	—	—	217,651,697
Utilities	185,767,339	—	—	185,767,339
Total Common Stocks	2,404,476,760	—	—	2,404,476,760
Money Market Funds	22,297,252	—	—	22,297,252
Total Investments in Securities	2,426,774,012	—	—	2,426,774,012
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,662,931,770)	$2,404,476,760
Affiliated issuers (cost $22,292,471)	22,297,252
Receivable for:
Capital shares sold	1,623,089
Dividends	4,220,104
Foreign tax reclaims	76,388
Expense reimbursement due from Investment Manager	1,622
Prepaid expenses	21,692
Total assets	2,432,716,907
Liabilities
Payable for:
Capital shares redeemed	2,413,298
Management services fees	48,883
Distribution and/or service fees	7,271
Transfer agent fees	336,392
Trustees’ fees	405,640
Compensation of chief compliance officer	239
Other expenses	75,209
Total liabilities	3,286,932
Net assets applicable to outstanding capital stock	$2,429,429,975
Represented by
Paid in capital	1,737,904,442
Total distributable earnings (loss)	691,525,533
Total - representing net assets applicable to outstanding capital stock	$2,429,429,975
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
August 31, 2023 (Unaudited)
Class A
Net assets	$976,145,347
Shares outstanding	79,722,537
Net asset value per share	$12.24
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.99
Advisor Class
Net assets	$153,413,597
Shares outstanding	11,925,226
Net asset value per share	$12.86
Class C
Net assets	$9,060,183
Shares outstanding	849,483
Net asset value per share	$10.67
Institutional Class
Net assets	$827,402,279
Shares outstanding	67,293,080
Net asset value per share	$12.30
Institutional 2 Class
Net assets	$94,949,778
Shares outstanding	7,377,196
Net asset value per share	$12.87
Institutional 3 Class
Net assets	$346,055,693
Shares outstanding	28,286,916
Net asset value per share	$12.23
Class R
Net assets	$22,403,098
Shares outstanding	1,841,258
Net asset value per share	$12.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$24,604,436
Dividends — affiliated issuers	799,922
Foreign taxes withheld	(88,220)
Total income	25,316,138
Expenses:
Management services fees	9,092,586
Distribution and/or service fees
Class A	1,238,886
Class C	47,091
Class R	58,132
Transfer agent fees
Class A	719,757
Advisor Class	111,124
Class C	6,840
Institutional Class	601,612
Institutional 2 Class	31,412
Institutional 3 Class	12,139
Class R	16,885
Trustees’ fees	53,457
Custodian fees	7,751
Printing and postage fees	83,381
Registration fees	77,414
Accounting services fees	15,258
Legal fees	20,144
Compensation of chief compliance officer	240
Other	24,481
Total expenses	12,218,590
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(320,509)
Fees waived by transfer agent
Institutional 2 Class	(6,790)
Institutional 3 Class	(8,192)
Total net expenses	11,883,099
Net investment income	13,433,039
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,643,306)
Investments — affiliated issuers	2,429
Net realized loss	(9,640,877)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(31,581,521)
Investments — affiliated issuers	2,275
Net change in unrealized appreciation (depreciation)	(31,579,246)
Net realized and unrealized loss	(41,220,123)
Net decrease in net assets resulting from operations	$(27,787,084)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$13,433,039	$21,962,267
Net realized gain (loss)	(9,640,877)	27,184,267
Net change in unrealized appreciation (depreciation)	(31,579,246)	(99,242,798)
Net decrease in net assets resulting from operations	(27,787,084)	(50,096,264)
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,773,253)	(60,644,824)
Advisor Class	(1,470,274)	(9,187,934)
Class C	(54,847)	(654,947)
Institutional Class	(8,312,094)	(50,742,128)
Institutional 2 Class	(1,112,497)	(7,145,935)
Institutional 3 Class	(3,985,541)	(26,912,614)
Class R	(178,140)	(1,401,414)
Total distributions to shareholders	(23,886,646)	(156,689,796)
Increase (decrease) in net assets from capital stock activity	(152,551,884)	53,571,293
Total decrease in net assets	(204,225,614)	(153,214,767)
Net assets at beginning of period	2,633,655,589	2,786,870,356
Net assets at end of period	$2,429,429,975	$2,633,655,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,699,139	20,444,870	5,195,053	63,981,995
Distributions reinvested	694,524	8,352,485	5,066,164	57,802,157
Shares redeemed	(5,915,443)	(71,254,832)	(11,381,047)	(140,318,782)
Net decrease	(3,521,780)	(42,457,477)	(1,119,830)	(18,534,630)
Advisor Class
Shares sold	1,004,612	12,703,054	2,511,811	32,769,189
Distributions reinvested	115,489	1,455,381	759,516	9,107,393
Shares redeemed	(1,592,904)	(20,063,792)	(3,446,767)	(44,649,389)
Net decrease	(472,803)	(5,905,357)	(175,440)	(2,772,807)
Class C
Shares sold	75,031	796,164	287,026	3,087,194
Distributions reinvested	5,011	53,214	64,501	640,001
Shares redeemed	(175,868)	(1,840,932)	(482,862)	(5,200,739)
Net decrease	(95,826)	(991,554)	(131,335)	(1,473,544)
Institutional Class
Shares sold	3,577,705	43,309,715	13,997,455	175,503,476
Distributions reinvested	641,197	7,724,760	4,118,258	47,283,817
Shares redeemed	(5,717,873)	(69,120,426)	(12,714,329)	(156,968,673)
Net increase (decrease)	(1,498,971)	(18,085,951)	5,401,384	65,818,620
Institutional 2 Class
Shares sold	714,028	9,000,037	3,134,878	40,388,087
Distributions reinvested	80,905	1,018,137	555,119	6,668,661
Shares redeemed	(2,849,581)	(36,087,038)	(3,450,263)	(44,231,124)
Net increase (decrease)	(2,054,648)	(26,068,864)	239,734	2,825,624
Institutional 3 Class
Shares sold	4,621,352	55,321,195	15,401,716	188,114,561
Distributions reinvested	282,714	3,380,893	2,055,574	23,449,554
Shares redeemed	(9,670,555)	(115,495,688)	(16,484,200)	(203,313,531)
Net increase (decrease)	(4,766,489)	(56,793,600)	973,090	8,250,584
Class R
Shares sold	175,823	2,097,164	432,826	5,317,165
Distributions reinvested	14,850	178,071	123,743	1,400,851
Shares redeemed	(377,058)	(4,524,316)	(593,934)	(7,260,570)
Net decrease	(186,385)	(2,249,081)	(37,365)	(542,554)
Total net increase (decrease)	(12,596,902)	(152,551,884)	5,150,238	53,571,293
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

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Columbia Select Mid Cap Value Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$12.47	0.06	(0.18)	(0.12)	(0.05)	(0.06)	(0.11)
Year Ended 2/28/2023	$13.54	0.08	(0.42)	(0.34)	(0.07)	(0.66)	(0.73)
Year Ended 2/28/2022	$12.50	0.05	2.22	2.27	(0.04)	(1.19)	(1.23)
Year Ended 2/28/2021	$9.76	0.05	3.04	3.09	(0.07)	(0.28)	(0.35)
Year Ended 2/29/2020	$10.34	0.10	(0.32)	(0.22)	(0.10)	(0.26)	(0.36)
Year Ended 2/28/2019	$13.27	0.07	0.18	0.25	(0.07)	(3.11)	(3.18)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$13.10	0.07	(0.19)	(0.12)	(0.06)	(0.06)	(0.12)
Year Ended 2/28/2023	$14.17	0.12	(0.43)	(0.31)	(0.10)	(0.66)	(0.76)
Year Ended 2/28/2022	$13.04	0.09	2.30	2.39	(0.07)	(1.19)	(1.26)
Year Ended 2/28/2021	$10.17	0.07	3.17	3.24	(0.09)	(0.28)	(0.37)
Year Ended 2/29/2020	$10.75	0.13	(0.33)	(0.20)	(0.12)	(0.26)	(0.38)
Year Ended 2/28/2019	$13.67	0.10	0.19	0.29	(0.10)	(3.11)	(3.21)
Class C
Six Months Ended 8/31/2023 (Unaudited)	$10.88	0.01	(0.16)	(0.15)	(0.00)(d)	(0.06)	(0.06)
Year Ended 2/28/2023	$11.92	(0.01)	(0.37)	(0.38)	—	(0.66)	(0.66)
Year Ended 2/28/2022	$11.18	(0.05)	1.98	1.93	—	(1.19)	(1.19)
Year Ended 2/28/2021	$8.76	(0.01)	2.72	2.71	(0.01)	(0.28)	(0.29)
Year Ended 2/29/2020	$9.30	0.02	(0.28)	(0.26)	(0.02)	(0.26)	(0.28)
Year Ended 2/28/2019	$12.29	(0.02)	0.14	0.12	—	(3.11)	(3.11)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$12.53	0.07	(0.18)	(0.11)	(0.06)	(0.06)	(0.12)
Year Ended 2/28/2023	$13.59	0.11	(0.41)	(0.30)	(0.10)	(0.66)	(0.76)
Year Ended 2/28/2022	$12.55	0.08	2.22	2.30	(0.07)	(1.19)	(1.26)
Year Ended 2/28/2021	$9.80	0.09	3.03	3.12	(0.09)	(0.28)	(0.37)
Year Ended 2/29/2020	$10.38	0.13	(0.33)	(0.20)	(0.12)	(0.26)	(0.38)
Year Ended 2/28/2019	$13.31	0.10	0.18	0.28	(0.10)	(3.11)	(3.21)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$13.11	0.08	(0.19)	(0.11)	(0.07)	(0.06)	(0.13)
Year Ended 2/28/2023	$14.18	0.13	(0.42)	(0.29)	(0.12)	(0.66)	(0.78)
Year Ended 2/28/2022	$13.05	0.10	2.31	2.41	(0.09)	(1.19)	(1.28)
Year Ended 2/28/2021	$10.17	0.10	3.17	3.27	(0.11)	(0.28)	(0.39)
Year Ended 2/29/2020	$10.76	0.14	(0.33)	(0.19)	(0.14)	(0.26)	(0.40)
Year Ended 2/28/2019	$13.67	0.11	0.20	0.31	(0.11)	(3.11)	(3.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$12.24	(0.96%)	1.15%	1.13%	0.92%	11%	$976,145
Year Ended 2/28/2023	$12.47	(1.90%)	1.14%	1.12%(c)	0.67%	30%	$1,038,459
Year Ended 2/28/2022	$13.54	18.15%	1.13%	1.13%(c)	0.35%	37%	$1,142,075
Year Ended 2/28/2021	$12.50	33.20%	1.18%	1.15%(c)	0.54%	44%	$1,003,004
Year Ended 2/29/2020	$9.76	(2.47%)	1.21%	1.16%(c)	0.91%	28%	$479,921
Year Ended 2/28/2019	$10.34	3.57%	1.20%	1.17%(c)	0.57%	79%	$575,861
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$12.86	(0.87%)	0.90%	0.88%	1.17%	11%	$153,414
Year Ended 2/28/2023	$13.10	(1.57%)	0.89%	0.87%(c)	0.92%	30%	$162,423
Year Ended 2/28/2022	$14.17	18.36%	0.89%	0.88%(c)	0.60%	37%	$178,228
Year Ended 2/28/2021	$13.04	33.49%	0.93%	0.90%(c)	0.66%	44%	$152,860
Year Ended 2/29/2020	$10.17	(2.14%)	0.96%	0.91%(c)	1.16%	28%	$20,433
Year Ended 2/28/2019	$10.75	3.79%	0.95%	0.92%(c)	0.78%	79%	$21,857
Class C
Six Months Ended 8/31/2023 (Unaudited)	$10.67	(1.34%)	1.90%	1.88%	0.17%	11%	$9,060
Year Ended 2/28/2023	$10.88	(2.56%)	1.89%	1.87%(c)	(0.07%)	30%	$10,281
Year Ended 2/28/2022	$11.92	17.19%	1.88%	1.88%(c)	(0.39%)	37%	$12,830
Year Ended 2/28/2021	$11.18	32.30%	1.94%	1.90%(c)	(0.12%)	44%	$12,577
Year Ended 2/29/2020	$8.76	(3.11%)	1.96%	1.92%(c)	0.17%	28%	$12,726
Year Ended 2/28/2019	$9.30	2.78%	1.95%	1.92%(c)	(0.20%)	79%	$20,763
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$12.30	(0.83%)	0.90%	0.88%	1.17%	11%	$827,402
Year Ended 2/28/2023	$12.53	(1.56%)	0.89%	0.87%(c)	0.92%	30%	$861,739
Year Ended 2/28/2022	$13.59	18.36%	0.89%	0.88%(c)	0.60%	37%	$861,576
Year Ended 2/28/2021	$12.55	33.52%	0.94%	0.90%(c)	0.91%	44%	$703,152
Year Ended 2/29/2020	$9.80	(2.22%)	0.96%	0.91%(c)	1.16%	28%	$605,614
Year Ended 2/28/2019	$10.38	3.84%	0.95%	0.92%(c)	0.82%	79%	$694,941
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$12.87	(0.82%)	0.81%	0.77%	1.25%	11%	$94,950
Year Ended 2/28/2023	$13.11	(1.47%)	0.81%	0.77%	1.02%	30%	$123,621
Year Ended 2/28/2022	$14.18	18.47%	0.80%	0.78%	0.70%	37%	$130,351
Year Ended 2/28/2021	$13.05	33.75%	0.84%	0.79%	0.96%	44%	$103,360
Year Ended 2/29/2020	$10.17	(2.12%)	0.85%	0.80%	1.27%	28%	$62,808
Year Ended 2/28/2019	$10.76	3.99%	0.83%	0.80%	0.89%	79%	$70,379
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$12.46	0.08	(0.18)	(0.10)	(0.07)	(0.06)	(0.13)
Year Ended 2/28/2023	$13.53	0.13	(0.42)	(0.29)	(0.12)	(0.66)	(0.78)
Year Ended 2/28/2022	$12.50	0.10	2.21	2.31	(0.09)	(1.19)	(1.28)
Year Ended 2/28/2021	$9.76	0.09	3.04	3.13	(0.11)	(0.28)	(0.39)
Year Ended 2/29/2020	$10.34	0.14	(0.32)	(0.18)	(0.14)	(0.26)	(0.40)
Year Ended 2/28/2019	$13.27	0.12	0.18	0.30	(0.12)	(3.11)	(3.23)
Class R
Six Months Ended 8/31/2023 (Unaudited)	$12.40	0.04	(0.18)	(0.14)	(0.03)	(0.06)	(0.09)
Year Ended 2/28/2023	$13.46	0.05	(0.41)	(0.36)	(0.04)	(0.66)	(0.70)
Year Ended 2/28/2022	$12.44	0.01	2.21	2.22	(0.01)	(1.19)	(1.20)
Year Ended 2/28/2021	$9.71	0.04	3.02	3.06	(0.05)	(0.28)	(0.33)
Year Ended 2/29/2020	$10.29	0.07	(0.32)	(0.25)	(0.07)	(0.26)	(0.33)
Year Ended 2/28/2019	$13.22	0.04	0.18	0.22	(0.04)	(3.11)	(3.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$12.23	(0.76%)	0.76%	0.73%	1.30%	11%	$346,056
Year Ended 2/28/2023	$12.46	(1.50%)	0.75%	0.73%	1.05%	30%	$411,996
Year Ended 2/28/2022	$13.53	18.53%	0.75%	0.74%	0.73%	37%	$434,024
Year Ended 2/28/2021	$12.50	33.80%	0.79%	0.75%	0.94%	44%	$369,599
Year Ended 2/29/2020	$9.76	(2.07%)	0.80%	0.75%	1.32%	28%	$140,100
Year Ended 2/28/2019	$10.34	4.02%	0.78%	0.76%	0.97%	79%	$153,442
Class R
Six Months Ended 8/31/2023 (Unaudited)	$12.17	(1.10%)	1.40%	1.38%	0.67%	11%	$22,403
Year Ended 2/28/2023	$12.40	(2.09%)	1.39%	1.37%(c)	0.42%	30%	$25,136
Year Ended 2/28/2022	$13.46	17.79%	1.38%	1.38%(c)	0.10%	37%	$27,787
Year Ended 2/28/2021	$12.44	32.90%	1.44%	1.40%(c)	0.39%	44%	$28,271
Year Ended 2/29/2020	$9.71	(2.72%)	1.46%	1.41%(c)	0.66%	28%	$23,646
Year Ended 2/28/2019	$10.29	3.34%	1.45%	1.42%(c)	0.32%	79%	$31,097
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	19

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
22	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to July 1, 2023, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	113,703
Class C	—	1.00(b)	296

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2024
Class A	1.13%
Advisor Class	0.88
Class C	1.88
Institutional Class	0.88
Institutional 2 Class	0.78
Institutional 3 Class	0.73
Class R	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to July 1, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
24	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,685,224,000	776,040,000	(34,490,000)	741,550,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $269,528,341 and $404,521,129, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Redemption-in-kind
Proceeds from the sales of securities for Columbia Select Mid Cap Value Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended August 31, 2023, securities and other assets with a value of $5,689,966 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $131,202, which is not taxable to remaining shareholders in the Fund.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2023.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 10. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At August 31, 2023, affiliated shareholders of record owned 20.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
26	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	27

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
28	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	29

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
30	Columbia Select Mid Cap Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Select Mid Cap Value Fund | Semiannual Report 2023	31

Columbia Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR197_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Small Cap Value Fund II
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Value Fund II (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund II  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Christian Stadlinger, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2002
Jarl Ginsberg, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/01/02	-0.04	5.91	4.61	7.83
	Including sales charges		-5.80	-0.21	3.39	7.19
Advisor Class		11/08/12	0.12	6.17	4.87	8.09
Class C	Excluding sales charges	05/01/02	-0.36	5.10	3.83	7.02
	Including sales charges		-1.32	4.12	3.83	7.02
Institutional Class		05/01/02	0.19	6.24	4.89	8.11
Institutional 2 Class		11/08/12	0.21	6.35	5.05	8.26
Institutional 3 Class		11/08/12	0.21	6.38	5.09	8.31
Class R		01/23/06	-0.08	5.66	4.36	7.56
Russell 2000 Value Index			-1.94	2.17	3.18	7.36
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Value Fund II | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	95.7
Exchange-Traded Equity Funds	1.9
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	1.5
Consumer Discretionary	10.3
Consumer Staples	3.7
Energy	10.3
Financials	25.6
Health Care	4.0
Industrials	18.5
Information Technology	6.0
Materials	6.4
Real Estate	9.8
Utilities	3.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund II | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.60	1,018.80	6.33	6.39	1.26
Advisor Class	1,000.00	1,000.00	1,001.20	1,020.06	5.08	5.13	1.01
Class C	1,000.00	1,000.00	996.40	1,015.03	10.09	10.18	2.01
Institutional Class	1,000.00	1,000.00	1,001.90	1,020.06	5.08	5.13	1.01
Institutional 2 Class	1,000.00	1,000.00	1,002.10	1,020.76	4.38	4.42	0.87
Institutional 3 Class	1,000.00	1,000.00	1,002.10	1,021.01	4.13	4.17	0.82
Class R	1,000.00	1,000.00	999.20	1,017.55	7.59	7.66	1.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Value Fund II | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Communication Services 1.5%
Interactive Media & Services 0.6%
Ziff Davis, Inc.(a)	107,700	7,178,205
Media 0.9%
Nexstar Media Group, Inc., Class A	72,300	11,770,440
Total Communication Services		18,948,645
Consumer Discretionary 9.8%
Auto Components 0.5%
Adient PLC(a)	174,600	6,839,082
Broadline Retail 0.4%
Macy’s, Inc.	372,700	4,558,121
Hotels, Restaurants & Leisure 3.9%
Brinker International, Inc.(a)	268,600	8,791,278
International Game Technology PLC	569,100	18,222,582
Light & Wonder, Inc.(a)	198,000	15,180,660
Red Rock Resorts, Inc., Class A	167,800	7,371,454
Total		49,565,974
Household Durables 2.0%
KB Home	321,100	16,311,880
Taylor Morrison Home Corp., Class A(a)	210,900	9,996,660
Total		26,308,540
Specialty Retail 3.0%
American Eagle Outfitters, Inc.	541,700	9,187,232
Group 1 Automotive, Inc.	55,200	14,595,984
Hibbett, Inc.	172,100	7,969,951
Signet Jewelers Ltd.	93,900	7,042,500
Total		38,795,667
Total Consumer Discretionary		126,067,384
Consumer Staples 3.6%
Consumer Staples Distribution & Retail 0.7%
The Chefs’ Warehouse(a)	336,300	9,598,002
Food Products 2.2%
Hostess Brands, Inc.(a)	460,500	13,115,040
TreeHouse Foods, Inc.(a)	318,000	14,793,360
Total		27,908,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.7%
BellRing Brands, Inc.(a)	201,240	8,351,460
Total Consumer Staples		45,857,862
Energy 9.8%
Energy Equipment & Services 2.5%
Diamond Offshore Drilling, Inc.(a)	621,800	9,246,166
Helmerich & Payne, Inc.	187,700	7,506,123
Transocean Ltd.(a)	1,920,000	15,705,600
Total		32,457,889
Oil, Gas & Consumable Fuels 7.3%
Chord Energy Corp.	64,600	10,432,900
Civitas Resources, Inc.	245,800	20,209,676
Golar LNG Ltd.	559,200	12,358,320
Murphy Oil Corp.	335,600	15,236,240
Permian Resources Corp.	1,021,200	14,480,616
SM Energy Co.	262,200	11,093,682
Talos Energy, Inc.(a)	564,900	9,727,578
Total		93,539,012
Total Energy		125,996,901
Financials 24.5%
Banks 15.4%
Ameris Bancorp	335,200	13,659,400
Atlantic Union Bankshares Corp.	490,000	14,548,100
Axos Financial, Inc.(a)	335,900	14,473,931
Bancorp, Inc. (The)(a)	486,500	17,859,415
Cathay General Bancorp	349,400	12,449,122
Community Bank System, Inc.	203,711	9,686,458
Hancock Whitney Corp.	311,900	12,865,875
Independent Bank Corp.	233,900	12,635,278
New York Community Bancorp, Inc.	1,283,200	15,757,696
Renasant Corp.	432,300	12,039,555
South State Corp.	175,000	12,652,500
Triumph Financial, Inc.(a)	151,100	9,705,153
UMB Financial Corp.	197,300	12,471,333
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund II | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Alliance Bancorp	290,400	14,522,904
WSFS Financial Corp.	326,800	12,843,240
Total		198,169,960
Capital Markets 2.3%
Houlihan Lokey, Inc., Class A	168,700	17,770,858
Stifel Financial Corp.	171,500	11,150,930
Total		28,921,788
Financial Services 3.0%
AvidXchange Holdings, Inc.(a)	758,300	7,795,324
MGIC Investment Corp.	895,600	15,744,648
Radian Group, Inc.	543,200	14,709,856
Total		38,249,828
Insurance 1.7%
AMERISAFE, Inc.	182,700	9,463,860
Argo Group International Holdings Ltd.	437,300	13,009,675
Total		22,473,535
Mortgage Real Estate Investment Trusts (REITS) 2.1%
Blackstone Mortgage Trust, Inc.	471,700	10,386,834
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	355,600	7,954,772
Starwood Property Trust, Inc.	400,700	8,186,301
Total		26,527,907
Total Financials		314,343,018
Health Care 3.9%
Biotechnology 1.3%
89Bio, Inc.(a)	217,400	3,726,236
Agios Pharmaceuticals, Inc.(a)	133,200	3,653,676
Ideaya Biosciences, Inc.(a)	108,400	3,182,624
Immunocore Holdings PLC, ADR(a)	44,800	2,520,896
Insmed, Inc.(a)	153,100	3,351,359
Total		16,434,791
Health Care Equipment & Supplies 2.1%
Haemonetics Corp.(a)	145,400	13,046,742
LivaNova PLC(a)	68,100	3,782,955
Merit Medical Systems, Inc.(a)	88,900	5,803,392
Varex Imaging Corp.(a)	196,600	3,867,122
Total		26,500,211
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.5%
Prestige Consumer Healthcare, Inc.(a)	112,100	6,538,793
Total Health Care		49,473,795
Industrials 17.6%
Aerospace & Defense 2.4%
Moog, Inc., Class A	147,400	17,121,984
Parsons Corp.(a)	236,200	13,468,124
Total		30,590,108
Building Products 0.7%
JELD-WEN Holding, Inc.(a)	607,100	9,155,068
Commercial Services & Supplies 1.1%
ABM Industries, Inc.	322,300	14,638,866
Construction & Engineering 2.6%
API Group Corp.(a)	649,400	18,280,610
EMCOR Group, Inc.	68,700	15,405,975
Total		33,686,585
Electrical Equipment 0.5%
Bloom Energy Corp., Class A(a)	450,800	6,757,492
Ground Transportation 0.9%
ArcBest Corp.	63,000	6,652,170
Heartland Express, Inc.	340,100	5,132,109
Total		11,784,279
Machinery 0.9%
Hillenbrand, Inc.	224,900	10,894,156
Passenger Airlines 0.4%
JetBlue Airways Corp.(a)	863,500	5,111,920
Professional Services 3.7%
Alight, Inc., Class A(a)	1,099,600	8,400,944
ICF International, Inc.	128,500	17,355,210
KBR, Inc.	108,500	6,674,920
Science Applications International Corp.	133,100	15,660,546
Total		48,091,620

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 4.4%
Beacon Roofing Supply, Inc.(a)	179,700	14,349,045
Core & Main, Inc., Class A(a)	430,200	14,127,768
FTAI Aviation Ltd.	379,900	14,041,104
Herc Holdings Inc	102,600	13,352,364
Total		55,870,281
Total Industrials		226,580,375
Information Technology 5.7%
Communications Equipment 0.6%
Extreme Networks, Inc.(a)	276,700	7,595,415
Electronic Equipment, Instruments & Components 1.0%
Knowles Corp.(a)	380,300	6,096,209
Vishay Intertechnology, Inc.	237,000	6,503,280
Total		12,599,489
Semiconductors & Semiconductor Equipment 2.1%
Diodes, Inc.(a)	82,300	6,736,255
Rambus, Inc.(a)	85,700	4,839,479
SMART Global Holdings, Inc.(a)	356,800	9,216,144
Ultra Clean Holdings, Inc.(a)	168,700	5,931,492
Total		26,723,370
Software 2.0%
Blackbaud, Inc.(a)	110,400	8,402,544
Cerence, Inc.(a)	338,200	8,827,020
Progress Software Corp.	150,800	9,174,672
Total		26,404,236
Total Information Technology		73,322,510
Materials 6.1%
Chemicals 2.7%
Avient Corp.	318,100	12,758,991
Cabot Corp.	153,600	11,129,856
HB Fuller Co.	141,200	10,241,236
Total		34,130,083
Containers & Packaging 1.2%
O-I Glass, Inc.(a)	762,300	15,139,278
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.2%
ATI, Inc.(a)	160,100	7,257,333
Constellium SE(a)	487,500	8,775,000
Materion Corp.	118,800	12,924,252
Total		28,956,585
Total Materials		78,225,946
Real Estate 9.3%
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.	711,300	10,683,726
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	209,700	10,891,818
STAG Industrial, Inc.	296,200	10,820,186
Terreno Realty Corp.	112,800	6,868,392
Total		28,580,396
Office REITs 1.1%
SL Green Realty Corp.	365,000	14,329,900
Real Estate Management & Development 0.7%
DigitalBridge Group, Inc.	532,600	9,277,892
Residential REITs 0.5%
Centerspace	91,400	5,917,236
Retail REITs 3.2%
Kite Realty Group Trust	793,000	17,898,010
NetSTREIT Corp.	328,900	5,568,277
Tanger Factory Outlet Centers, Inc.	734,000	17,065,500
Total		40,531,787
Specialized REITs 0.8%
Rayonier, Inc.	350,900	10,491,910
Total Real Estate		119,812,847
Utilities 3.7%
Electric Utilities 1.1%
Portland General Electric Co.	336,257	14,748,232
Gas Utilities 2.1%
New Jersey Resources Corp.	293,900	12,393,763
ONE Gas, Inc.	201,500	14,602,705
Total		26,996,468

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund II | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
Clearway Energy, Inc., Class C	233,100	5,773,887
Total Utilities		47,518,587
Total Common Stocks (Cost $931,567,468)		1,226,147,870

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
Sector 1.9%
SPDR S&P Biotech ETF	308,100	24,401,520
Total Exchange-Traded Equity Funds (Cost $25,594,494)		24,401,520

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(b),(c)	31,337,143	31,327,742
Total Money Market Funds (Cost $31,323,303)		31,327,742
Total Investments in Securities (Cost: $988,485,265)		1,281,877,132
Other Assets & Liabilities, Net		1,768,567
Net Assets		1,283,645,699

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	33,121,956	173,684,950	(175,481,206)	2,042	31,327,742	7,568	452,999	31,337,143
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	18,948,645	—	—	18,948,645
Consumer Discretionary	126,067,384	—	—	126,067,384
Consumer Staples	45,857,862	—	—	45,857,862
Energy	125,996,901	—	—	125,996,901
Financials	314,343,018	—	—	314,343,018
Health Care	49,473,795	—	—	49,473,795
Industrials	226,580,375	—	—	226,580,375
Information Technology	73,322,510	—	—	73,322,510
Materials	78,225,946	—	—	78,225,946
Real Estate	119,812,847	—	—	119,812,847
Utilities	47,518,587	—	—	47,518,587
Total Common Stocks	1,226,147,870	—	—	1,226,147,870
Exchange-Traded Equity Funds	24,401,520	—	—	24,401,520
Money Market Funds	31,327,742	—	—	31,327,742
Total Investments in Securities	1,281,877,132	—	—	1,281,877,132
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund II | Semiannual Report 2023

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $957,161,962)	$1,250,549,390
Affiliated issuers (cost $31,323,303)	31,327,742
Receivable for:
Investments sold	17,396,524
Capital shares sold	896,491
Dividends	1,307,887
Expense reimbursement due from Investment Manager	3,018
Prepaid expenses	14,502
Total assets	1,301,495,554
Liabilities
Payable for:
Investments purchased	16,791,753
Capital shares redeemed	647,760
Management services fees	29,088
Distribution and/or service fees	594
Transfer agent fees	148,310
Trustees’ fees	170,894
Compensation of chief compliance officer	120
Other expenses	61,336
Total liabilities	17,849,855
Net assets applicable to outstanding capital stock	$1,283,645,699
Represented by
Paid in capital	939,513,238
Total distributable earnings (loss)	344,132,461
Total - representing net assets applicable to outstanding capital stock	$1,283,645,699
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	11

Statement of Assets and Liabilities  (continued)
August 31, 2023 (Unaudited)
Class A
Net assets	$77,110,131
Shares outstanding	4,827,139
Net asset value per share	$15.97
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.94
Advisor Class
Net assets	$94,466,120
Shares outstanding	5,584,778
Net asset value per share	$16.91
Class C
Net assets	$1,242,230
Shares outstanding	97,200
Net asset value per share	$12.78
Institutional Class
Net assets	$340,130,193
Shares outstanding	20,758,205
Net asset value per share	$16.39
Institutional 2 Class
Net assets	$214,142,435
Shares outstanding	12,597,047
Net asset value per share	$17.00
Institutional 3 Class
Net assets	$554,241,395
Shares outstanding	32,448,346
Net asset value per share	$17.08
Class R
Net assets	$2,313,195
Shares outstanding	149,253
Net asset value per share	$15.50
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund II | Semiannual Report 2023

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$12,904,121
Dividends — affiliated issuers	452,999
Total income	13,357,120
Expenses:
Management services fees	5,249,047
Distribution and/or service fees
Class A	98,844
Class C	6,036
Class R	6,171
Transfer agent fees
Class A	92,537
Advisor Class	101,410
Class C	1,413
Institutional Class	404,870
Institutional 2 Class	59,008
Institutional 3 Class	19,581
Class R	2,887
Trustees’ fees	27,514
Custodian fees	5,512
Printing and postage fees	86,947
Registration fees	60,837
Accounting services fees	15,258
Legal fees	12,586
Compensation of chief compliance officer	120
Other	15,913
Total expenses	6,266,491
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(455,706)
Total net expenses	5,810,785
Net investment income	7,546,335
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,419,186
Investments — affiliated issuers	7,568
Net realized gain	47,426,754
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(52,748,839)
Investments — affiliated issuers	2,042
Net change in unrealized appreciation (depreciation)	(52,746,797)
Net realized and unrealized loss	(5,320,043)
Net increase in net assets resulting from operations	$2,226,292
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$7,546,335	$11,439,387
Net realized gain	47,426,754	89,792,514
Net change in unrealized appreciation (depreciation)	(52,746,797)	(172,536,750)
Net increase (decrease) in net assets resulting from operations	2,226,292	(71,304,849)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,315,554)	(4,947,604)
Advisor Class	(2,605,633)	(5,870,779)
Class C	(40,580)	(93,614)
Institutional Class	(10,306,325)	(23,831,903)
Institutional 2 Class	(6,171,852)	(11,602,604)
Institutional 3 Class	(16,004,398)	(30,647,862)
Class R	(78,929)	(130,677)
Total distributions to shareholders	(37,523,271)	(77,125,043)
Increase (decrease) in net assets from capital stock activity	5,482,270	(141,121,623)
Total decrease in net assets	(29,814,709)	(289,551,515)
Net assets at beginning of period	1,313,460,408	1,603,011,923
Net assets at end of period	$1,283,645,699	$1,313,460,408
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund II | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	544,138	8,495,853	1,302,848	21,614,478
Distributions reinvested	130,733	1,998,901	284,058	4,375,929
Shares redeemed	(977,723)	(15,494,640)	(1,391,997)	(22,891,077)
Net increase (decrease)	(302,852)	(4,999,886)	194,909	3,099,330
Advisor Class
Shares sold	1,209,274	20,094,367	5,646,799	96,885,655
Distributions reinvested	131,605	2,130,690	306,458	5,038,527
Shares redeemed	(615,818)	(10,261,683)	(10,273,093)	(184,029,552)
Net increase (decrease)	725,061	11,963,374	(4,319,836)	(82,105,370)
Class C
Shares sold	12,331	156,141	22,275	308,111
Distributions reinvested	3,281	40,194	7,376	92,070
Shares redeemed	(18,623)	(228,731)	(26,154)	(351,927)
Net increase (decrease)	(3,011)	(32,396)	3,497	48,254
Institutional Class
Shares sold	1,660,040	26,672,426	9,868,882	174,150,843
Distributions reinvested	597,542	9,369,464	1,353,087	21,322,406
Shares redeemed	(3,768,121)	(61,239,612)	(11,456,661)	(192,201,504)
Net increase (decrease)	(1,510,539)	(25,197,722)	(234,692)	3,271,745
Institutional 2 Class
Shares sold	1,782,956	29,238,646	3,928,838	69,110,773
Distributions reinvested	379,473	6,170,223	709,576	11,598,977
Shares redeemed	(1,082,807)	(18,070,330)	(4,568,501)	(80,758,011)
Net increase (decrease)	1,079,622	17,338,539	69,913	(48,261)
Institutional 3 Class
Shares sold	4,083,005	68,273,361	14,798,985	259,578,537
Distributions reinvested	890,027	14,543,048	1,628,642	26,797,164
Shares redeemed	(4,561,517)	(76,143,644)	(19,031,222)	(351,036,283)
Net increase (decrease)	411,515	6,672,765	(2,603,595)	(64,660,582)
Class R
Shares sold	10,524	159,574	63,740	1,009,251
Distributions reinvested	5,319	78,928	8,720	130,677
Shares redeemed	(32,675)	(500,906)	(108,124)	(1,866,667)
Net decrease	(16,832)	(262,404)	(35,664)	(726,739)
Total net increase (decrease)	382,964	5,482,270	(6,925,468)	(141,121,623)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$16.49	0.07	(0.10)	(0.03)	(0.03)	(0.46)	(0.49)
Year Ended 2/28/2023	$18.48	0.09	(1.09)	(1.00)	(0.06)	(0.93)	(0.99)
Year Ended 2/28/2022	$18.85	(0.02)	2.33	2.31	(0.03)	(2.65)	(2.68)
Year Ended 2/28/2021	$12.89	0.03	6.04	6.07	(0.05)	(0.06)	(0.11)
Year Ended 2/29/2020	$15.11	0.06	(1.76)	(1.70)	(0.09)	(0.43)	(0.52)
Year Ended 2/28/2019	$17.11	0.03	(0.10)	(0.07)	(0.01)	(1.92)	(1.93)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$17.41	0.09	(0.09)	0.00(d)	(0.04)	(0.46)	(0.50)
Year Ended 2/28/2023	$19.46	0.15	(1.18)	(1.03)	(0.09)	(0.93)	(1.02)
Year Ended 2/28/2022	$19.71	0.03	2.45	2.48	(0.08)	(2.65)	(2.73)
Year Ended 2/28/2021	$13.46	0.06	6.33	6.39	(0.08)	(0.06)	(0.14)
Year Ended 2/29/2020	$15.75	0.10	(1.83)	(1.73)	(0.13)	(0.43)	(0.56)
Year Ended 2/28/2019	$17.75	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Class C
Six Months Ended 8/31/2023 (Unaudited)	$13.32	0.01	(0.08)	(0.07)	(0.01)	(0.46)	(0.47)
Year Ended 2/28/2023	$15.20	(0.03)	(0.92)	(0.95)	—	(0.93)	(0.93)
Year Ended 2/28/2022	$16.01	(0.13)	1.97	1.84	—	(2.65)	(2.65)
Year Ended 2/28/2021	$11.00	(0.06)	5.13	5.07	—	(0.06)	(0.06)
Year Ended 2/29/2020	$12.96	(0.04)	(1.51)	(1.55)	—	(0.41)	(0.41)
Year Ended 2/28/2019	$15.06	(0.11)	(0.07)	(0.18)	—	(1.92)	(1.92)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$16.88	0.09	(0.08)	0.01	(0.04)	(0.46)	(0.50)
Year Ended 2/28/2023	$18.90	0.13	(1.13)	(1.00)	(0.09)	(0.93)	(1.02)
Year Ended 2/28/2022	$19.21	0.04	2.38	2.42	(0.08)	(2.65)	(2.73)
Year Ended 2/28/2021	$13.12	0.07	6.16	6.23	(0.08)	(0.06)	(0.14)
Year Ended 2/29/2020	$15.37	0.10	(1.79)	(1.69)	(0.13)	(0.43)	(0.56)
Year Ended 2/28/2019	$17.37	0.07	(0.11)	(0.04)	(0.04)	(1.92)	(1.96)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$17.49	0.10	(0.09)	0.01	(0.04)	(0.46)	(0.50)
Year Ended 2/28/2023	$19.53	0.16	(1.16)	(1.00)	(0.11)	(0.93)	(1.04)
Year Ended 2/28/2022	$19.77	0.06	2.45	2.51	(0.10)	(2.65)	(2.75)
Year Ended 2/28/2021	$13.48	0.09	6.35	6.44	(0.09)	(0.06)	(0.15)
Year Ended 2/29/2020	$15.78	0.12	(1.84)	(1.72)	(0.15)	(0.43)	(0.58)
Year Ended 2/28/2019	$17.78	0.10	(0.11)	(0.01)	(0.07)	(1.92)	(1.99)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund II | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$15.97	(0.04%)	1.35%	1.26%	0.87%	29%	$77,110
Year Ended 2/28/2023	$16.49	(4.97%)	1.33%	1.27%(c)	0.53%	67%	$84,580
Year Ended 2/28/2022	$18.48	11.94%	1.34%	1.28%(c)	(0.08%)	50%	$91,223
Year Ended 2/28/2021	$18.85	47.45%	1.37%	1.29%(c)	0.27%	55%	$69,591
Year Ended 2/29/2020	$12.89	(11.58%)	1.36%	1.28%(c)	0.40%	27%	$99,356
Year Ended 2/28/2019	$15.11	(0.15%)	1.35%	1.27%(c)	0.17%	38%	$144,155
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$16.91	0.12%	1.10%	1.01%	1.11%	29%	$94,466
Year Ended 2/28/2023	$17.41	(4.83%)	1.08%	1.02%(c)	0.85%	67%	$84,624
Year Ended 2/28/2022	$19.46	12.26%	1.09%	1.03%(c)	0.15%	50%	$178,599
Year Ended 2/28/2021	$19.71	47.83%	1.12%	1.05%(c)	0.44%	55%	$136,110
Year Ended 2/29/2020	$13.46	(11.34%)	1.11%	1.03%(c)	0.64%	27%	$57,400
Year Ended 2/28/2019	$15.75	0.09%	1.10%	1.02%(c)	0.42%	38%	$85,978
Class C
Six Months Ended 8/31/2023 (Unaudited)	$12.78	(0.36%)	2.10%	2.01%	0.09%	29%	$1,242
Year Ended 2/28/2023	$13.32	(5.72%)	2.08%	2.02%(c)	(0.22%)	67%	$1,335
Year Ended 2/28/2022	$15.20	11.10%	2.09%	2.03%(c)	(0.81%)	50%	$1,470
Year Ended 2/28/2021	$16.01	46.38%	2.12%	2.05%(c)	(0.55%)	55%	$577
Year Ended 2/29/2020	$11.00	(12.27%)	2.11%	2.03%(c)	(0.33%)	27%	$315
Year Ended 2/28/2019	$12.96	(0.93%)	2.09%	2.02%(c)	(0.71%)	38%	$611
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$16.39	0.19%	1.10%	1.01%	1.11%	29%	$340,130
Year Ended 2/28/2023	$16.88	(4.81%)	1.08%	1.02%(c)	0.76%	67%	$376,007
Year Ended 2/28/2022	$18.90	12.27%	1.09%	1.03%(c)	0.18%	50%	$425,250
Year Ended 2/28/2021	$19.21	47.85%	1.12%	1.04%(c)	0.51%	55%	$333,786
Year Ended 2/29/2020	$13.12	(11.36%)	1.11%	1.03%(c)	0.66%	27%	$350,469
Year Ended 2/28/2019	$15.37	0.09%	1.10%	1.02%(c)	0.42%	38%	$545,568
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$17.00	0.21%	0.93%	0.87%	1.25%	29%	$214,142
Year Ended 2/28/2023	$17.49	(4.64%)	0.92%	0.88%	0.92%	67%	$201,436
Year Ended 2/28/2022	$19.53	12.41%	0.91%	0.88%	0.30%	50%	$223,545
Year Ended 2/28/2021	$19.77	48.19%	0.94%	0.90%	0.62%	55%	$226,504
Year Ended 2/29/2020	$13.48	(11.26%)	0.92%	0.89%	0.79%	27%	$144,260
Year Ended 2/28/2019	$15.78	0.22%	0.91%	0.88%	0.60%	38%	$118,654
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$17.57	0.11	(0.10)	0.01	(0.04)	(0.46)	(0.50)
Year Ended 2/28/2023	$19.61	0.17	(1.16)	(0.99)	(0.12)	(0.93)	(1.05)
Year Ended 2/28/2022	$19.84	0.08	2.45	2.53	(0.11)	(2.65)	(2.76)
Year Ended 2/28/2021	$13.53	0.09	6.38	6.47	(0.10)	(0.06)	(0.16)
Year Ended 2/29/2020	$15.84	0.13	(1.85)	(1.72)	(0.16)	(0.43)	(0.59)
Year Ended 2/28/2019	$17.84	0.11	(0.12)	(0.01)	(0.07)	(1.92)	(1.99)
Class R
Six Months Ended 8/31/2023 (Unaudited)	$16.02	0.05	(0.08)	(0.03)	(0.03)	(0.46)	(0.49)
Year Ended 2/28/2023	$18.01	0.05	(1.09)	(1.04)	(0.02)	(0.93)	(0.95)
Year Ended 2/28/2022	$18.44	(0.07)	2.29	2.22	—	(2.65)	(2.65)
Year Ended 2/28/2021	$12.62	(0.00)(d)	5.91	5.91	(0.03)	(0.06)	(0.09)
Year Ended 2/29/2020	$14.80	0.02	(1.71)	(1.69)	(0.06)	(0.43)	(0.49)
Year Ended 2/28/2019	$16.84	(0.01)	(0.11)	(0.12)	—	(1.92)	(1.92)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund II | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$17.08	0.21%	0.88%	0.82%	1.30%	29%	$554,241
Year Ended 2/28/2023	$17.57	(4.58%)	0.87%	0.83%	0.99%	67%	$562,816
Year Ended 2/28/2022	$19.61	12.46%	0.86%	0.83%	0.37%	50%	$679,291
Year Ended 2/28/2021	$19.84	48.20%	0.89%	0.85%	0.67%	55%	$563,772
Year Ended 2/29/2020	$13.53	(11.23%)	0.87%	0.84%	0.84%	27%	$393,074
Year Ended 2/28/2019	$15.84	0.27%	0.85%	0.83%	0.62%	38%	$487,282
Class R
Six Months Ended 8/31/2023 (Unaudited)	$15.50	(0.08%)	1.60%	1.51%	0.61%	29%	$2,313
Year Ended 2/28/2023	$16.02	(5.32%)	1.57%	1.52%(c)	0.31%	67%	$2,661
Year Ended 2/28/2022	$18.01	11.73%	1.59%	1.53%(c)	(0.34%)	50%	$3,633
Year Ended 2/28/2021	$18.44	47.11%	1.62%	1.55%(c)	(0.00%)(d)	55%	$5,399
Year Ended 2/29/2020	$12.62	(11.79%)	1.61%	1.53%(c)	0.15%	27%	$4,796
Year Ended 2/28/2019	$14.80	(0.46%)	1.60%	1.52%(c)	(0.08%)	38%	$6,104
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	19

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Small Cap Value Fund II | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Small Cap Value Fund II | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.83% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Small Cap Value Fund II | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.23
Advisor Class	0.23
Class C	0.23
Institutional Class	0.23
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.23
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Columbia Small Cap Value Fund II | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	29,369
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2023 through June 30, 2024	Prior to July 1, 2023
Class A	1.24%	1.27%
Advisor Class	0.99	1.02
Class C	1.99	2.02
Institutional Class	0.99	1.02
Institutional 2 Class	0.85	0.88
Institutional 3 Class	0.80	0.83
Class R	1.49	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
988,485,000	322,928,000	(29,536,000)	293,392,000
24	Columbia Small Cap Value Fund II | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $358,574,229 and $387,064,713, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
Columbia Small Cap Value Fund II | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At August 31, 2023, one unaffiliated shareholders of record owned 22.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
26	Columbia Small Cap Value Fund II | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Value Fund II | Semiannual Report 2023	27

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
28	Columbia Small Cap Value Fund II | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Small Cap Value Fund II | Semiannual Report 2023	29

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
30	Columbia Small Cap Value Fund II | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund II | Semiannual Report 2023	31

Columbia Small Cap Value Fund II
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR230_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Overseas Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Overseas Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Overseas Value Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2008
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/28/13	4.10	18.56	3.88	5.39
	Including sales charges		-1.92	11.70	2.65	4.77
Advisor Class*		07/01/15	4.15	18.76	4.11	5.65
Class C	Excluding sales charges	02/28/13	3.70	17.67	3.10	4.60
	Including sales charges		2.70	16.67	3.10	4.60
Institutional Class		03/31/08	4.13	18.79	4.14	5.64
Institutional 2 Class*		07/01/15	4.17	18.89	4.22	5.74
Institutional 3 Class*		07/01/15	4.27	19.04	4.27	5.79
Class R*		03/01/16	3.96	18.20	3.63	5.13
MSCI EAFE Value Index (Net)			4.38	20.74	3.41	3.84
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Overseas Value Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	5.2
Consumer Discretionary	6.7
Consumer Staples	10.1
Energy	14.8
Financials	26.6
Health Care	11.6
Industrials	8.9
Information Technology	4.9
Materials	6.0
Utilities	5.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2023)
Australia	1.4
Brazil	0.5
Canada	4.2
China	0.9
Finland	1.8
France	14.2
Germany	4.3
Greece	1.1
Hong Kong	1.1
Ireland	1.6
Israel	3.4
Japan	22.4
Netherlands	10.8
Norway	0.6
Russian Federation	0.0(a)
Singapore	2.4
South Africa	0.3
South Korea	0.8
Spain	3.3
Sweden	0.2
Switzerland	3.2
Taiwan	1.1
United Kingdom	12.8
United States(b)	7.6
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments, including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Overseas Value Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.00	1,019.36	5.90	5.84	1.15
Advisor Class	1,000.00	1,000.00	1,041.50	1,020.61	4.62	4.57	0.90
Class C	1,000.00	1,000.00	1,037.00	1,015.53	9.78	9.68	1.91
Institutional Class	1,000.00	1,000.00	1,041.30	1,020.61	4.62	4.57	0.90
Institutional 2 Class	1,000.00	1,000.00	1,041.70	1,021.01	4.21	4.17	0.82
Institutional 3 Class	1,000.00	1,000.00	1,042.70	1,021.27	3.95	3.91	0.77
Class R	1,000.00	1,000.00	1,039.60	1,018.05	7.23	7.15	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Overseas Value Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 1.4%
Northern Star Resources Ltd.	5,137,481	39,364,130
Brazil 0.5%
JBS S/A	4,041,030	15,112,908
Canada 4.2%
Cameco Corp.	1,093,746	40,468,602
Nutrien Ltd.	218,765	13,852,200
Pan American Silver Corp.	736,786	12,193,808
Teck Resources Ltd., Class B	577,988	23,882,464
Teekay Tankers Ltd., Class A	291,154	11,844,145
Vermilion Energy, Inc.	1,260,795	18,344,567
Total		120,585,786
China 0.9%
Guangdong Investment Ltd.	33,662,000	26,277,375
Finland 1.8%
UPM-Kymmene OYJ	1,508,837	51,636,219
France 14.2%
AXA SA	2,462,318	73,980,055
BNP Paribas SA	949,298	61,388,872
DBV Technologies SA, ADR(a)	339,709	536,740
Eiffage SA	313,392	30,973,486
Engie SA	3,765,171	60,635,206
Sanofi	688,211	73,297,204
TotalEnergies SE	1,740,970	109,209,111
Total		410,020,674
Germany 4.3%
Bayer AG, Registered Shares	300,220	16,425,794
Duerr AG	738,703	22,019,568
E.ON SE	3,259,938	40,128,744
KION Group AG	346,449	13,830,665
Mercedes-Benz Group AG, Registered Shares	231,967	16,974,128
Merck KGaA	87,073	15,631,800
Total		125,010,699
Greece 1.1%
Piraeus Financial Holdings SA(a)	8,935,343	30,787,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.1%
WH Group Ltd.	60,435,830	31,124,165
Ireland 1.6%
Amarin Corp. PLC, ADR(a)	315,878	331,672
Bank of Ireland Group PLC	3,072,315	30,593,390
Flutter Entertainment PLC(a)	86,657	15,759,919
Total		46,684,981
Israel 3.4%
Bank Hapoalim BM	2,970,078	24,589,715
Bezeq Israeli Telecommunication Corp., Ltd.	13,181,582	17,841,212
Check Point Software Technologies Ltd.(a)	413,652	55,673,422
Total		98,104,349
Japan 22.4%
Dai-ichi Life Holdings, Inc.	2,091,100	38,864,369
Daiwabo Holdings Co., Ltd.	2,144,200	43,462,840
ITOCHU Corp.	1,454,700	54,593,938
Kinden Corp.	1,269,000	17,440,062
Koito Manufacturing Co., Ltd.	946,400	16,060,892
Marubeni Corp.	2,151,600	35,154,149
MatsukiyoCocokara & Co.	636,100	37,453,868
Mebuki Financial Group, Inc.	8,166,100	22,574,441
Nippon Telegraph & Telephone Corp.	14,434,500	16,666,595
ORIX Corp.	3,044,200	56,758,134
Sankyo Co., Ltd.	662,200	28,837,315
Shimamura Co., Ltd.	413,100	42,579,807
Ship Healthcare Holdings, Inc.	1,272,700	21,593,640
Sumitomo Mitsui Financial Group, Inc.	1,527,700	69,841,054
Takeda Pharmaceutical Co., Ltd.	1,636,400	50,573,055
Takuma Co., Ltd.	835,845	9,250,641
Toppan Printing Co., Ltd.	1,096,300	26,482,141
Toyota Motor Corp.	2,433,100	41,920,155
Tsuruha Holdings, Inc.	247,600	18,114,875
Total		648,221,971
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 10.8%
ASR Nederland NV	1,315,655	57,526,467
ING Groep NV	5,117,372	72,508,065
Koninklijke Ahold Delhaize NV	1,993,521	65,208,059
Shell PLC	3,839,762	117,401,782
Total		312,644,373
Norway 0.6%
Leroy Seafood Group ASA	4,548,521	18,776,191
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	106,132	—
Singapore 2.3%
BW LPG Ltd.	2,338,233	28,328,557
Venture Corp., Ltd.	4,116,200	39,896,503
Total		68,225,060
South Africa 0.3%
Sibanye Stillwater Ltd., ADR	1,361,549	8,237,372
South Korea 0.8%
Hyundai Home Shopping Network Corp.	130,187	4,294,891
Youngone Corp.	485,950	19,722,605
Total		24,017,496
Spain 3.3%
Banco Santander SA	18,101,439	70,660,961
Endesa SA	950,363	19,737,078
Tecnicas Reunidas SA(a)	435,117	4,007,639
Total		94,405,678
Sweden 0.2%
Stillfront Group AB(a)	3,592,704	5,902,046
Switzerland 3.2%
Novartis AG, Registered Shares	749,260	75,406,852
UBS AG	659,436	17,466,285
Total		92,873,137
Taiwan 1.1%
Fubon Financial Holding Co., Ltd.	15,716,115	31,340,495
United Kingdom 12.8%
AstraZeneca PLC, ADR	329,885	22,372,801
BP PLC	4,789,629	29,596,492
British American Tobacco PLC	2,160,364	71,560,732
Common Stocks (continued)
Issuer	Shares	Value ($)
BT Group PLC	22,773,083	33,315,046
Crest Nicholson Holdings PLC	1,642,861	3,756,523
DCC PLC	792,052	43,338,816
Imperial Brands PLC	1,314,831	29,769,869
John Wood Group PLC(a)	2,234,967	4,511,992
Just Group PLC	26,371,077	25,188,788
Liberty Global PLC, Class C(a)	1,700,700	33,741,888
TP Icap Group PLC	14,865,139	31,109,073
Vodafone Group PLC	44,922,648	41,645,738
Total		369,907,758
United States 5.8%
Burford Capital Ltd.	2,823,015	38,872,917
Diversified Energy Co. PLC	33,833,356	39,238,417
Energy Fuels, Inc.(a)	2,295,108	16,364,120
Insmed, Inc.(a)	205,238	4,492,660
Jazz Pharmaceuticals PLC(a)	332,643	47,687,700
Livent Corp.(a)	943,210	20,250,719
Sage Therapeutics, Inc.(a)	62,480	1,249,600
Total		168,156,133
Total Common Stocks (Cost $2,753,195,886)		2,837,416,732

Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE Value ETF	862,585	42,620,325
Total Exchange-Traded Equity Funds (Cost $41,594,388)		42,620,325

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $859,559)	285,855

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(f),(g)	8,269,622	8,267,141
Total Money Market Funds (Cost $8,265,449)		8,267,141
Total Investments in Securities (Cost $2,803,915,282)		2,888,590,053
Other Assets & Liabilities, Net		4,122,404
Net Assets		$2,892,712,457
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,015,000 AUD	14,259,583 USD	Goldman Sachs International	09/21/2023	—	(13,489)
97,037,000 CAD	73,759,863 USD	Goldman Sachs International	09/21/2023	1,926,856	—
39,010,000 DKK	5,695,057 USD	Goldman Sachs International	09/21/2023	14,012	—
42,173,000 EUR	46,469,092 USD	Goldman Sachs International	09/21/2023	703,486	—
6,763,000 GBP	8,631,211 USD	Goldman Sachs International	09/21/2023	63,193	—
4,984,672,000 JPY	34,970,068 USD	Goldman Sachs International	09/21/2023	621,980	—
1,252,292,000 JPY	8,626,594 USD	Goldman Sachs International	09/21/2023	—	(2,627)
33,661,544,000 KRW	26,371,220 USD	Goldman Sachs International	09/21/2023	916,933	—
322,828,000 NOK	31,787,804 USD	Goldman Sachs International	09/21/2023	1,407,755	—
73,842,000 SGD	55,615,999 USD	Goldman Sachs International	09/21/2023	937,395	—
7,791,000 SGD	5,745,262 USD	Goldman Sachs International	09/21/2023	—	(23,826)
2,374,043,000 TWD	76,164,357 USD	Goldman Sachs International	09/21/2023	1,586,063	—
150,562,820 USD	221,791,000 AUD	Goldman Sachs International	09/21/2023	—	(6,768,174)
8,551,468 USD	11,566,000 CAD	Goldman Sachs International	09/21/2023	10,426	—
17,754,067 USD	15,142,000 CHF	Goldman Sachs International	09/21/2023	—	(582,704)
40,508,671 USD	274,105,000 DKK	Goldman Sachs International	09/21/2023	—	(590,631)
8,616,788 USD	7,900,000 EUR	Goldman Sachs International	09/21/2023	—	(43,808)
79,371,015 USD	61,381,000 GBP	Goldman Sachs International	09/21/2023	—	(1,607,672)
5,802,372 USD	59,548,000 NOK	Goldman Sachs International	09/21/2023	—	(198,548)
50,325,063 USD	80,504,000 NZD	Goldman Sachs International	09/21/2023	—	(2,318,810)
94,779,543 USD	980,095,000 SEK	Goldman Sachs International	09/21/2023	—	(5,190,227)
25,616,546 USD	34,610,000 SGD	Goldman Sachs International	09/21/2023	11,505	—
17,565,413 USD	23,513,000 SGD	Goldman Sachs International	09/21/2023	—	(154,481)
Total				8,199,604	(17,494,997)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	2,629,866	1,938	14.00	09/20/2023	859,559	285,855
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(d)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	4,590,534	329,802,601	(326,127,491)	1,497	8,267,141	(885)	442,911	8,269,622
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	39,364,130	—	39,364,130
Brazil	15,112,908	—	—	15,112,908
Canada	120,585,786	—	—	120,585,786
China	—	26,277,375	—	26,277,375
Finland	—	51,636,219	—	51,636,219
France	536,740	409,483,934	—	410,020,674
Germany	—	125,010,699	—	125,010,699
Greece	—	30,787,736	—	30,787,736
Hong Kong	—	31,124,165	—	31,124,165
Ireland	331,672	46,353,309	—	46,684,981
Israel	55,673,422	42,430,927	—	98,104,349
Japan	—	648,221,971	—	648,221,971
Netherlands	—	312,644,373	—	312,644,373
Norway	—	18,776,191	—	18,776,191
Russian Federation	—	—	0*	0*
Singapore	—	68,225,060	—	68,225,060
South Africa	8,237,372	—	—	8,237,372
South Korea	—	24,017,496	—	24,017,496
Spain	—	94,405,678	—	94,405,678
Sweden	—	5,902,046	—	5,902,046
Switzerland	—	92,873,137	—	92,873,137
Taiwan	—	31,340,495	—	31,340,495
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Value Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	56,114,689	313,793,069	—	369,907,758
United States	128,917,716	39,238,417	—	168,156,133
Total Common Stocks	385,510,305	2,451,906,427	0*	2,837,416,732
Exchange-Traded Equity Funds	42,620,325	—	—	42,620,325
Call Option Contracts Purchased	285,855	—	—	285,855
Money Market Funds	8,267,141	—	—	8,267,141
Total Investments in Securities	436,683,626	2,451,906,427	0*	2,888,590,053
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	8,199,604	—	8,199,604
Liability
Forward Foreign Currency Exchange Contracts	—	(17,494,997)	—	(17,494,997)
Total	436,683,626	2,442,611,034	—	2,879,294,660

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	11

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,794,790,274)	$2,880,037,057
Affiliated issuers (cost $8,265,449)	8,267,141
Option contracts purchased (cost $859,559)	285,855
Unrealized appreciation on forward foreign currency exchange contracts	8,199,604
Receivable for:
Investments sold	4,377,840
Capital shares sold	1,536,619
Dividends	7,488,194
Foreign tax reclaims	5,252,482
Expense reimbursement due from Investment Manager	4,021
Prepaid expenses	21,330
Other assets	31,789
Total assets	2,915,501,932
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	17,494,997
Payable for:
Investments purchased	2,934,354
Capital shares redeemed	1,736,523
Management services fees	61,470
Distribution and/or service fees	2,636
Transfer agent fees	238,537
Trustees’ fees	246,978
Compensation of chief compliance officer	266
Other expenses	73,714
Total liabilities	22,789,475
Net assets applicable to outstanding capital stock	$2,892,712,457
Represented by
Paid in capital	3,093,505,008
Total distributable earnings (loss)	(200,792,551)
Total - representing net assets applicable to outstanding capital stock	$2,892,712,457
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Value Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
August 31, 2023 (Unaudited)
Class A
Net assets	$297,733,927
Shares outstanding	29,089,607
Net asset value per share	$10.24
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.86
Advisor Class
Net assets	$449,822,131
Shares outstanding	44,004,379
Net asset value per share	$10.22
Class C
Net assets	$14,593,734
Shares outstanding	1,442,513
Net asset value per share	$10.12
Institutional Class
Net assets	$493,941,607
Shares outstanding	48,096,585
Net asset value per share	$10.27
Institutional 2 Class
Net assets	$765,514,444
Shares outstanding	74,971,034
Net asset value per share	$10.21
Institutional 3 Class
Net assets	$857,819,227
Shares outstanding	83,876,350
Net asset value per share	$10.23
Class R
Net assets	$13,287,387
Shares outstanding	1,335,706
Net asset value per share	$9.95
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	13

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$85,973,636
Dividends — affiliated issuers	442,911
Foreign taxes withheld	(7,802,594)
Total income	78,613,953
Expenses:
Management services fees	10,959,950
Distribution and/or service fees
Class A	376,119
Class C	75,600
Class R	35,459
Transfer agent fees
Class A	214,856
Advisor Class	315,668
Class C	10,797
Institutional Class	355,551
Institutional 2 Class	204,725
Institutional 3 Class	27,733
Class R	10,126
Trustees’ fees	43,419
Custodian fees	156,863
Printing and postage fees	126,263
Registration fees	81,449
Accounting services fees	46,778
Legal fees	21,821
Interest on collateral	12,123
Compensation of chief compliance officer	268
Other	29,856
Total expenses	13,105,424
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(725,433)
Total net expenses	12,379,991
Net investment income	66,233,962
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,993,912
Investments — affiliated issuers	(885)
Foreign currency translations	(423,656)
Forward foreign currency exchange contracts	3,647,373
Option contracts purchased	(160,563)
Option contracts written	244,591
Net realized gain	12,300,772
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	42,640,727
Investments — affiliated issuers	1,497
Foreign currency translations	200,479
Forward foreign currency exchange contracts	(7,500,442)
Option contracts purchased	(573,704)
Option contracts written	1,464,665
Net change in unrealized appreciation (depreciation)	36,233,222
Net realized and unrealized gain	48,533,994
Net increase in net assets resulting from operations	$114,767,956
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Value Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$66,233,962	$68,508,879
Net realized gain (loss)	12,300,772	(59,568,161)
Net change in unrealized appreciation (depreciation)	36,233,222	5,148,931
Net increase in net assets resulting from operations	114,767,956	14,089,649
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,377,269)	(5,087,610)
Advisor Class	(5,146,944)	(7,491,328)
Class C	(151,440)	(185,075)
Institutional Class	(5,811,667)	(8,676,294)
Institutional 2 Class	(9,142,363)	(12,018,675)
Institutional 3 Class	(9,714,400)	(14,462,101)
Class R	(160,948)	(205,342)
Total distributions to shareholders	(33,505,031)	(48,126,425)
Increase (decrease) in net assets from capital stock activity	111,970,271	(1,231,491)
Total increase (decrease) in net assets	193,233,196	(35,268,267)
Net assets at beginning of period	2,699,479,261	2,734,747,528
Net assets at end of period	$2,892,712,457	$2,699,479,261
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,169,302	11,793,449	3,607,056	33,379,300
Distributions reinvested	325,836	3,264,881	545,233	4,929,061
Shares redeemed	(2,568,066)	(25,892,217)	(7,479,359)	(68,178,155)
Net decrease	(1,072,928)	(10,833,887)	(3,327,070)	(29,869,794)
Advisor Class
Shares sold	6,475,139	65,174,245	13,760,629	127,666,956
Distributions reinvested	513,849	5,143,631	823,638	7,462,922
Shares redeemed	(6,082,227)	(60,769,452)	(11,643,383)	(108,363,000)
Net increase	906,761	9,548,424	2,940,884	26,766,878
Class C
Shares sold	31,330	314,403	164,154	1,546,563
Distributions reinvested	15,266	151,440	20,993	184,742
Shares redeemed	(178,600)	(1,778,456)	(528,535)	(4,895,352)
Net decrease	(132,004)	(1,312,613)	(343,388)	(3,164,047)
Institutional Class
Shares sold	5,989,828	60,729,942	21,956,282	199,739,705
Distributions reinvested	572,160	5,750,210	933,279	8,488,850
Shares redeemed	(7,510,527)	(76,131,047)	(25,085,083)	(231,336,530)
Net decrease	(948,539)	(9,650,895)	(2,195,522)	(23,107,975)
Institutional 2 Class
Shares sold	17,283,219	174,263,779	24,158,014	224,982,961
Distributions reinvested	913,223	9,123,097	1,323,911	11,991,581
Shares redeemed	(9,855,042)	(99,349,231)	(30,032,454)	(285,244,645)
Net increase (decrease)	8,341,400	84,037,645	(4,550,529)	(48,270,103)
Institutional 3 Class
Shares sold	12,288,656	123,326,814	27,615,573	257,295,732
Distributions reinvested	475,801	4,762,768	1,065,356	9,607,853
Shares redeemed	(8,581,659)	(86,866,891)	(20,518,168)	(189,165,088)
Net increase	4,182,798	41,222,691	8,162,761	77,738,497
Class R
Shares sold	192,659	1,882,018	379,724	3,450,138
Distributions reinvested	16,479	160,666	23,384	204,983
Shares redeemed	(315,077)	(3,083,778)	(542,706)	(4,980,068)
Net decrease	(105,939)	(1,041,094)	(139,598)	(1,324,947)
Total net increase (decrease)	11,171,549	111,970,271	547,538	(1,231,491)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Value Fund | Semiannual Report 2023

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Columbia Overseas Value Fund | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$9.95	0.22	0.19	0.41	(0.12)	—	(0.12)
Year Ended 2/28/2023	$10.11	0.24	(0.24)	0.00	(0.06)	(0.10)	(0.16)
Year Ended 2/28/2022	$9.99	0.23	0.23	0.46	(0.27)	(0.07)	(0.34)
Year Ended 2/28/2021	$8.55	0.14	1.44	1.58	(0.10)	(0.04)	(0.14)
Year Ended 2/29/2020	$9.24	0.22	(0.56)	(0.34)	(0.33)	(0.02)	(0.35)
Year Ended 2/28/2019	$10.37	0.27	(1.10)	(0.83)	(0.13)	(0.17)	(0.30)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$9.93	0.24	0.17	0.41	(0.12)	—	(0.12)
Year Ended 2/28/2023	$10.08	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$9.96	0.25	0.24	0.49	(0.30)	(0.07)	(0.37)
Year Ended 2/28/2021	$8.53	0.16	1.43	1.59	(0.12)	(0.04)	(0.16)
Year Ended 2/29/2020	$9.21	0.22	(0.52)	(0.30)	(0.36)	(0.02)	(0.38)
Year Ended 2/28/2019	$10.35	0.28	(1.10)	(0.82)	(0.15)	(0.17)	(0.32)
Class C
Six Months Ended 8/31/2023 (Unaudited)	$9.86	0.19	0.17	0.36	(0.10)	—	(0.10)
Year Ended 2/28/2023	$10.03	0.17	(0.24)	(0.07)	(0.00)(f)	(0.10)	(0.10)
Year Ended 2/28/2022	$9.91	0.16	0.22	0.38	(0.19)	(0.07)	(0.26)
Year Ended 2/28/2021	$8.50	0.08	1.41	1.49	(0.04)	(0.04)	(0.08)
Year Ended 2/29/2020	$9.20	0.16	(0.57)	(0.41)	(0.27)	(0.02)	(0.29)
Year Ended 2/28/2019	$10.31	0.20	(1.09)	(0.89)	(0.05)	(0.17)	(0.22)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$9.98	0.24	0.17	0.41	(0.12)	—	(0.12)
Year Ended 2/28/2023	$10.13	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$10.01	0.26	0.23	0.49	(0.30)	(0.07)	(0.37)
Year Ended 2/28/2021	$8.57	0.16	1.44	1.60	(0.12)	(0.04)	(0.16)
Year Ended 2/29/2020	$9.25	0.24	(0.54)	(0.30)	(0.36)	(0.02)	(0.38)
Year Ended 2/28/2019	$10.38	0.29	(1.10)	(0.81)	(0.15)	(0.17)	(0.32)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$9.92	0.24	0.17	0.41	(0.12)	—	(0.12)
Year Ended 2/28/2023	$10.07	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.95	0.27	0.23	0.50	(0.31)	(0.07)	(0.38)
Year Ended 2/28/2021	$8.52	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Year Ended 2/29/2020	$9.20	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Year Ended 2/28/2019	$10.33	0.30	(1.10)	(0.80)	(0.16)	(0.17)	(0.33)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$10.24	4.10%	1.21%(c)	1.15%(c)	4.42%	14%	$297,734
Year Ended 2/28/2023	$9.95	0.15%	1.22%(c),(d)	1.16%(c),(d),(e)	2.53%	36%	$300,207
Year Ended 2/28/2022	$10.11	4.65%	1.21%(c)	1.15%(c),(e)	2.20%	43%	$338,513
Year Ended 2/28/2021	$9.99	18.68%	1.28%(c),(d)	1.18%(c),(d),(e)	1.65%	54%	$320,615
Year Ended 2/29/2020	$8.55	(4.10%)	1.24%(c)	1.22%(c),(e)	2.35%	35%	$309,065
Year Ended 2/28/2019	$9.24	(7.96%)	1.29%(c),(d)	1.25%(c),(d),(e)	2.80%	58%	$341,198
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$10.22	4.15%	0.96%(c)	0.90%(c)	4.67%	14%	$449,822
Year Ended 2/28/2023	$9.93	0.46%	0.97%(c),(d)	0.91%(c),(d),(e)	2.69%	36%	$428,050
Year Ended 2/28/2022	$10.08	4.93%	0.96%(c)	0.90%(c),(e)	2.37%	43%	$404,891
Year Ended 2/28/2021	$9.96	18.86%	1.03%(c),(d)	0.93%(c),(d),(e)	1.85%	54%	$288,182
Year Ended 2/29/2020	$8.53	(3.78%)	0.99%(c)	0.97%(c),(e)	2.41%	35%	$210,152
Year Ended 2/28/2019	$9.21	(7.80%)	1.04%(c),(d)	0.99%(c),(d),(e)	2.96%	58%	$161,150
Class C
Six Months Ended 8/31/2023 (Unaudited)	$10.12	3.70%	1.96%(c)	1.91%(c)	3.69%	14%	$14,594
Year Ended 2/28/2023	$9.86	(0.56%)	1.97%(c),(d)	1.91%(c),(d),(e)	1.82%	36%	$15,532
Year Ended 2/28/2022	$10.03	3.88%	1.96%(c)	1.90%(c),(e)	1.50%	43%	$19,243
Year Ended 2/28/2021	$9.91	17.66%	2.03%(c),(d)	1.93%(c),(d),(e)	0.98%	54%	$22,436
Year Ended 2/29/2020	$8.50	(4.81%)	1.99%(c)	1.97%(c),(e)	1.73%	35%	$28,608
Year Ended 2/28/2019	$9.20	(8.60%)	2.04%(c),(d)	2.00%(c),(d),(e)	2.09%	58%	$42,165
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$10.27	4.13%	0.95%(c)	0.90%(c)	4.66%	14%	$493,942
Year Ended 2/28/2023	$9.98	0.46%	0.97%(c),(d)	0.91%(c),(d),(e)	2.72%	36%	$489,364
Year Ended 2/28/2022	$10.13	4.91%	0.96%(c)	0.90%(c),(e)	2.40%	43%	$518,966
Year Ended 2/28/2021	$10.01	18.89%	1.03%(c),(d)	0.93%(c),(d),(e)	1.93%	54%	$402,868
Year Ended 2/29/2020	$8.57	(3.76%)	0.99%(c)	0.97%(c),(e)	2.54%	35%	$443,217
Year Ended 2/28/2019	$9.25	(7.69%)	1.04%(c),(d)	1.00%(c),(d),(e)	3.05%	58%	$432,061
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$10.21	4.17%	0.87%(c)	0.82%(c)	4.76%	14%	$765,514
Year Ended 2/28/2023	$9.92	0.53%	0.88%(c),(d)	0.82%(c),(d)	2.85%	36%	$660,833
Year Ended 2/28/2022	$10.07	5.02%	0.88%(c)	0.82%(c)	2.52%	43%	$716,539
Year Ended 2/28/2021	$9.95	18.99%	0.93%(c),(d)	0.84%(c),(d)	1.92%	54%	$547,159
Year Ended 2/29/2020	$8.52	(3.68%)	0.90%(c)	0.86%(c)	2.70%	35%	$493,226
Year Ended 2/28/2019	$9.20	(7.61%)	0.96%(c),(d)	0.88%(c),(d)	3.39%	58%	$533,584
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$9.93	0.24	0.18	0.42	(0.12)	—	(0.12)
Year Ended 2/28/2023	$10.08	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.96	0.26	0.24	0.50	(0.31)	(0.07)	(0.38)
Year Ended 2/28/2021	$8.53	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Year Ended 2/29/2020	$9.21	0.25	(0.54)	(0.29)	(0.37)	(0.02)	(0.39)
Year Ended 2/28/2019	$10.35	0.30	(1.10)	(0.80)	(0.17)	(0.17)	(0.34)
Class R
Six Months Ended 8/31/2023 (Unaudited)	$9.68	0.21	0.17	0.38	(0.11)	—	(0.11)
Year Ended 2/28/2023	$9.84	0.20	(0.22)	(0.02)	(0.04)	(0.10)	(0.14)
Year Ended 2/28/2022	$9.73	0.19	0.24	0.43	(0.25)	(0.07)	(0.32)
Year Ended 2/28/2021	$8.34	0.11	1.40	1.51	(0.08)	(0.04)	(0.12)
Year Ended 2/29/2020	$9.02	0.18	(0.53)	(0.35)	(0.31)	(0.02)	(0.33)
Year Ended 2/28/2019	$10.13	0.23	(1.07)	(0.84)	(0.10)	(0.17)	(0.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Overseas Value Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$10.23	4.27%	0.82%(c)	0.77%(c)	4.77%	14%	$857,819
Year Ended 2/28/2023	$9.93	0.57%	0.83%(c),(d)	0.77%(c),(d)	2.81%	36%	$791,531
Year Ended 2/28/2022	$10.08	5.07%	0.83%(c)	0.77%(c)	2.46%	43%	$721,028
Year Ended 2/28/2021	$9.96	19.00%	0.88%(c),(d)	0.79%(c),(d)	1.93%	54%	$410,541
Year Ended 2/29/2020	$8.53	(3.65%)	0.85%(c)	0.83%(c)	2.67%	35%	$260,599
Year Ended 2/28/2019	$9.21	(7.64%)	0.89%(c),(d)	0.85%(c),(d)	3.11%	58%	$248,248
Class R
Six Months Ended 8/31/2023 (Unaudited)	$9.95	3.96%	1.46%(c)	1.41%(c)	4.20%	14%	$13,287
Year Ended 2/28/2023	$9.68	(0.05%)	1.47%(c),(d)	1.41%(c),(d),(e)	2.25%	36%	$13,962
Year Ended 2/28/2022	$9.84	4.40%	1.47%(c)	1.40%(c),(e)	1.84%	43%	$15,567
Year Ended 2/28/2021	$9.73	18.29%	1.53%(c),(d)	1.43%(c),(d),(e)	1.36%	54%	$8,621
Year Ended 2/29/2020	$8.34	(4.30%)	1.49%(c)	1.47%(c),(e)	2.00%	35%	$7,209
Year Ended 2/28/2019	$9.02	(8.20%)	1.55%(c),(d)	1.49%(c),(d),(e)	2.47%	58%	$5,864
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2023	21

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin
Columbia Overseas Value Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
24	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	285,855
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	8,199,604
Total		8,485,459

Columbia Overseas Value Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	17,494,997
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(160,563)	244,591	84,028
Foreign exchange risk	3,647,373	—	—	3,647,373
Total	3,647,373	(160,563)	244,591	3,731,401

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(573,704)	1,464,665	890,961
Foreign exchange risk	(7,500,442)	—	—	(7,500,442)
Total	(7,500,442)	(573,704)	1,464,665	(6,609,481)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2023:
Derivative instrument	Average value ($)
Option contracts purchased	438,575
Option contracts written	(220,404)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	7,395,115	(7,981,709)
26	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2023:
	Goldman Sachs International ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	8,199,604	-	8,199,604
Call option contracts purchased	-	285,855	285,855
Total assets	8,199,604	285,855	8,485,459
Liabilities
Forward foreign currency exchange contracts	17,494,997	-	17,494,997
Total financial and derivative net assets	(9,295,393)	285,855	(9,009,538)
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	(9,295,393)	285,855	(9,009,538)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Overseas Value Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.78% of the Fund’s average daily net assets.
28	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Columbia Overseas Value Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	55,257
Class C	—	1.00(b)	36

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2024
Class A	1.16%
Advisor Class	0.91
Class C	1.91
Institutional Class	0.91
Institutional 2 Class	0.82
Institutional 3 Class	0.77
Class R	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager
30	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,803,915,000	407,652,000	(332,272,000)	75,380,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(328,827,828)	(328,827,828)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $515,558,591 and $378,066,806, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Overseas Value Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events
32	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic
Columbia Overseas Value Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
34	Columbia Overseas Value Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Overseas Value Fund | Semiannual Report 2023	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
36	Columbia Overseas Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Overseas Value Fund | Semiannual Report 2023	37

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive
38	Columbia Overseas Value Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.  The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Overseas Value Fund | Semiannual Report 2023	39

Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR208_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Large Cap Enhanced Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Enhanced Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Enhanced Core Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500 Index.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	13.89	15.76	10.03	12.29
Advisor Class*	07/01/15	14.06	16.07	10.30	12.52
Institutional Class	07/31/96	14.06	16.09	10.30	12.57
Institutional 2 Class*	06/25/14	14.07	16.20	10.43	12.67
Institutional 3 Class	07/15/09	14.12	16.23	10.49	12.75
Class R	01/23/06	13.72	15.45	9.74	12.01
S&P 500 Index		14.50	15.94	11.12	12.81
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	8.7
Consumer Discretionary	11.1
Consumer Staples	6.6
Energy	4.7
Financials	12.1
Health Care	13.3
Industrials	8.6
Information Technology	28.3
Materials	2.3
Real Estate	2.2
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,138.90	1,020.96	4.46	4.22	0.83
Advisor Class	1,000.00	1,000.00	1,140.60	1,022.22	3.12	2.95	0.58
Institutional Class	1,000.00	1,000.00	1,140.60	1,022.22	3.12	2.95	0.58
Institutional 2 Class	1,000.00	1,000.00	1,140.70	1,022.87	2.42	2.29	0.45
Institutional 3 Class	1,000.00	1,000.00	1,141.20	1,023.13	2.15	2.03	0.40
Class R	1,000.00	1,000.00	1,137.20	1,019.71	5.80	5.48	1.08
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 8.5%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	48,337	714,904
Entertainment 0.8%
Activision Blizzard, Inc.	8,545	786,054
Electronic Arts, Inc.	21,470	2,575,971
Total		3,362,025
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	144,010	19,609,842
Meta Platforms, Inc., Class A(a)	33,037	9,775,318
Total		29,385,160
Media 0.6%
Fox Corp., Class A	76,317	2,523,040
Total Communication Services		35,985,129
Consumer Discretionary 11.0%
Automobiles 1.2%
Tesla, Inc.(a)	19,963	5,152,051
Broadline Retail 3.2%
Amazon.com, Inc.(a)	81,176	11,203,100
eBay, Inc.	44,385	1,987,560
Total		13,190,660
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	1,256	3,899,918
MGM Resorts International	57,966	2,549,345
Royal Caribbean Cruises Ltd.(a)	16,098	1,592,736
Total		8,041,999
Household Durables 2.0%
Lennar Corp., Class A	21,486	2,558,768
NVR, Inc.(a)	475	3,029,232
PulteGroup, Inc.	35,079	2,878,582
Total		8,466,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.7%
Best Buy Co., Inc.	28,761	2,198,779
Home Depot, Inc. (The)	5,678	1,875,443
O’Reilly Automotive, Inc.(a)	2,982	2,802,185
Ross Stores, Inc.	8,500	1,035,385
TJX Companies, Inc. (The)	36,129	3,341,210
Total		11,253,002
Total Consumer Discretionary		46,104,294
Consumer Staples 6.5%
Beverages 0.2%
Coca-Cola Co. (The)	11,555	691,336
Consumer Staples Distribution & Retail 1.2%
Walmart, Inc.	32,010	5,205,146
Food Products 1.3%
Archer-Daniels-Midland Co.	35,032	2,778,038
General Mills, Inc.	35,969	2,433,662
Total		5,211,700
Household Products 2.3%
Kimberly-Clark Corp.	23,967	3,087,669
Procter & Gamble Co. (The)	43,450	6,706,073
Total		9,793,742
Tobacco 1.5%
Altria Group, Inc.	78,562	3,474,011
Philip Morris International, Inc.	29,011	2,786,797
Total		6,260,808
Total Consumer Staples		27,162,732
Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	32,551	5,243,966
Exxon Mobil Corp.	69,126	7,686,120
Marathon Petroleum Corp.	25,425	3,629,927
Valero Energy Corp.	23,033	2,991,987
Total		19,552,000
Total Energy		19,552,000
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.9%
Banks 2.3%
Bank of America Corp.	32,469	930,886
Citigroup, Inc.	72,458	2,991,791
JPMorgan Chase & Co.	14,302	2,092,812
Regions Financial Corp.	79,166	1,451,904
Wells Fargo & Co.	49,224	2,032,459
Total		9,499,852
Capital Markets 2.6%
CME Group, Inc.	16,346	3,313,007
Invesco Ltd.	84,327	1,342,486
Morgan Stanley	41,518	3,535,258
State Street Corp.	40,208	2,763,898
Total		10,954,649
Consumer Finance 0.8%
Capital One Financial Corp.	8,255	845,229
Synchrony Financial	78,645	2,538,661
Total		3,383,890
Financial Services 3.7%
Berkshire Hathaway, Inc., Class B(a)	11,455	4,126,091
Fiserv, Inc.(a)	28,899	3,508,050
MasterCard, Inc., Class A	2,700	1,114,128
Visa, Inc., Class A	28,311	6,955,446
Total		15,703,715
Insurance 2.5%
Aon PLC, Class A	2,982	994,169
Lincoln National Corp.	101,358	2,600,846
Marsh & McLennan Companies, Inc.	20,340	3,966,096
MetLife, Inc.	49,546	3,138,244
Total		10,699,355
Total Financials		50,241,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.1%
Biotechnology 2.5%
AbbVie, Inc.	26,428	3,883,859
Amgen, Inc.	3,546	908,982
Gilead Sciences, Inc.	10,348	791,415
Regeneron Pharmaceuticals, Inc.(a)	2,642	2,183,586
Vertex Pharmaceuticals, Inc.(a)	7,785	2,711,827
Total		10,479,669
Health Care Equipment & Supplies 4.1%
Abbott Laboratories	41,346	4,254,504
Align Technology, Inc.(a)	8,513	3,151,002
Hologic, Inc.(a)	37,852	2,829,059
Medtronic PLC	40,000	3,260,000
Stryker Corp.	3,559	1,009,154
Zimmer Biomet Holdings, Inc.	21,748	2,590,622
Total		17,094,341
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	32,014	2,795,783
Centene Corp.(a)	12,622	778,146
Cigna Group (The)	5,416	1,496,224
Humana, Inc.	7,260	3,351,434
McKesson Corp.	7,240	2,985,197
UnitedHealth Group, Inc.	4,775	2,275,669
Total		13,682,453
Life Sciences Tools & Services 0.2%
Mettler-Toledo International, Inc.(a)	774	939,234
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	61,931	3,818,046
Eli Lilly & Co.	5,081	2,815,890
Johnson & Johnson	24,834	4,015,161
Merck & Co., Inc.	6,841	745,532
Viatris, Inc.	138,901	1,493,186
Total		12,887,815
Total Health Care		55,083,512

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.4%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	8,484	3,803,801
Textron, Inc.	14,870	1,155,548
Total		4,959,349
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	21,670	2,529,106
Building Products 1.3%
AO Smith Corp.	38,275	2,774,938
Masco Corp.	47,434	2,799,080
Total		5,574,018
Commercial Services & Supplies 0.8%
Cintas Corp.	6,601	3,328,026
Electrical Equipment 0.7%
Emerson Electric Co.	30,669	3,013,229
Ground Transportation 0.5%
CSX Corp.	68,446	2,067,069
Machinery 2.2%
Caterpillar, Inc.	16,631	4,675,473
Illinois Tool Works, Inc.	4,616	1,141,768
Parker-Hannifin Corp.	7,930	3,306,017
Total		9,123,258
Passenger Airlines 0.2%
Southwest Airlines Co.	26,242	829,247
Professional Services 0.9%
Automatic Data Processing, Inc.	15,965	4,064,849
Total Industrials		35,488,151
Information Technology 27.9%
Communications Equipment 1.3%
Cisco Systems, Inc.	94,877	5,441,196
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc.(a)	17,785	1,880,230
Applied Materials, Inc.	27,378	4,182,263
Broadcom, Inc.	2,162	1,995,288
Enphase Energy, Inc.(a)	8,764	1,108,909
Lam Research Corp.	5,597	3,931,333
Microchip Technology, Inc.	18,054	1,477,539
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	22,356	11,033,804
QUALCOMM, Inc.	33,100	3,790,943
Total		29,400,309
Software 11.4%
Adobe, Inc.(a)	9,978	5,581,095
Autodesk, Inc.(a)	14,345	3,183,729
Fortinet, Inc.(a)	50,070	3,014,715
Microsoft Corp.(b)	89,715	29,404,988
Palo Alto Networks, Inc.(a)	16,063	3,908,128
Synopsys, Inc.(a)	6,947	3,187,909
Total		48,280,564
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	176,821	33,219,361
HP, Inc.	39,900	1,185,429
Total		34,404,790
Total Information Technology		117,526,859
Materials 2.3%
Chemicals 1.5%
CF Industries Holdings, Inc.	20,963	1,615,618
Dow, Inc.	24,451	1,334,047
LyondellBasell Industries NV, Class A	14,739	1,455,771
Mosaic Co. (The)	42,392	1,646,929
Total		6,052,365
Metals & Mining 0.8%
Nucor Corp.	11,460	1,972,266
Steel Dynamics, Inc.	13,515	1,440,564
Total		3,412,830
Total Materials		9,465,195
Real Estate 2.2%
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	139,880	2,208,705
Specialized REITs 1.7%
American Tower Corp.	5,407	980,397
Equinix, Inc.	4,140	3,234,913
SBA Communications Corp.	12,744	2,861,411
Total		7,076,721
Total Real Estate		9,285,426

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 2.1%
Entergy Corp.	20,446	1,947,482
Evergy, Inc.	30,254	1,663,062
PG&E Corp.(a)	152,600	2,487,380
Pinnacle West Capital Corp.	33,987	2,626,175
Total		8,724,099
Total Utilities		8,724,099
Total Common Stocks (Cost $262,187,483)		414,618,858

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(c),(d)	6,109,040	6,107,208
Total Money Market Funds (Cost $6,106,398)		6,107,208
Total Investments in Securities (Cost: $268,293,881)		420,726,066
Other Assets & Liabilities, Net		260,574
Net Assets		420,986,640

At August 31, 2023, securities and/or cash totaling $721,072 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	35	09/2023	USD	7,903,000	177,810	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	5,139,785	146,373,787	(145,407,124)	760	6,107,208	(1,461)	186,784	6,109,040
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	35,985,129	—	—	35,985,129
Consumer Discretionary	46,104,294	—	—	46,104,294
Consumer Staples	27,162,732	—	—	27,162,732
Energy	19,552,000	—	—	19,552,000
Financials	50,241,461	—	—	50,241,461
Health Care	55,083,512	—	—	55,083,512
Industrials	35,488,151	—	—	35,488,151
Information Technology	117,526,859	—	—	117,526,859
Materials	9,465,195	—	—	9,465,195
Real Estate	9,285,426	—	—	9,285,426
Utilities	8,724,099	—	—	8,724,099
Total Common Stocks	414,618,858	—	—	414,618,858
Money Market Funds	6,107,208	—	—	6,107,208
Total Investments in Securities	420,726,066	—	—	420,726,066
Investments in Derivatives
Asset
Futures Contracts	177,810	—	—	177,810
Total	420,903,876	—	—	420,903,876
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $262,187,483)	$414,618,858
Affiliated issuers (cost $6,106,398)	6,107,208
Cash	481
Receivable for:
Investments sold	12,385,257
Capital shares sold	208,099
Dividends	804,683
Expense reimbursement due from Investment Manager	4,594
Prepaid expenses	9,149
Other assets	15,749
Total assets	434,154,078
Liabilities
Payable for:
Investments purchased	12,455,902
Capital shares redeemed	503,072
Variation margin for futures contracts	14,437
Management services fees	8,684
Distribution and/or service fees	961
Transfer agent fees	43,956
Trustees’ fees	120,801
Compensation of chief compliance officer	38
Other expenses	19,587
Total liabilities	13,167,438
Net assets applicable to outstanding capital stock	$420,986,640
Represented by
Paid in capital	261,222,968
Total distributable earnings (loss)	159,763,672
Total - representing net assets applicable to outstanding capital stock	$420,986,640
Class A
Net assets	$56,533,513
Shares outstanding	2,311,680
Net asset value per share	$24.46
Advisor Class
Net assets	$9,222,504
Shares outstanding	383,999
Net asset value per share	$24.02
Institutional Class
Net assets	$70,652,070
Shares outstanding	2,893,642
Net asset value per share	$24.42
Institutional 2 Class
Net assets	$4,255,423
Shares outstanding	175,346
Net asset value per share	$24.27
Institutional 3 Class
Net assets	$238,493,684
Shares outstanding	9,754,038
Net asset value per share	$24.45
Class R
Net assets	$41,829,446
Shares outstanding	1,718,969
Net asset value per share	$24.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	11

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,446,172
Dividends — affiliated issuers	186,784
Total income	3,632,956
Expenses:
Management services fees	1,510,374
Distribution and/or service fees
Class A	67,844
Class R	108,684
Transfer agent fees
Class A	49,112
Advisor Class	7,707
Institutional Class	62,868
Institutional 2 Class	1,235
Institutional 3 Class	6,947
Class R	39,344
Trustees’ fees	17,593
Custodian fees	6,327
Printing and postage fees	7,664
Registration fees	46,378
Accounting services fees	15,258
Legal fees	7,497
Interest on collateral	124
Compensation of chief compliance officer	38
Other	8,108
Total expenses	1,963,102
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(818,126)
Fees waived by transfer agent
Institutional 2 Class	(136)
Institutional 3 Class	(4,580)
Total net expenses	1,140,260
Net investment income	2,492,696
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,751,661
Investments — affiliated issuers	(1,461)
Futures contracts	683,956
Net realized gain	9,434,156
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	42,795,807
Investments — affiliated issuers	760
Futures contracts	1,073
Net change in unrealized appreciation (depreciation)	42,797,640
Net realized and unrealized gain	52,231,796
Net increase in net assets resulting from operations	$54,724,492
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$2,492,696	$4,293,197
Net realized gain	9,434,156	8,701,573
Net change in unrealized appreciation (depreciation)	42,797,640	(39,485,271)
Net increase (decrease) in net assets resulting from operations	54,724,492	(26,490,501)
Distributions to shareholders
Net investment income and net realized gains
Class A	(792,747)	(4,229,487)
Advisor Class	(131,022)	(647,075)
Institutional Class	(1,041,957)	(5,964,414)
Institutional 2 Class	(62,229)	(416,835)
Institutional 3 Class	(3,553,961)	(17,296,813)
Class R	(617,798)	(3,420,756)
Total distributions to shareholders	(6,199,714)	(31,975,380)
Increase (decrease) in net assets from capital stock activity	28,952,571	(7,041,437)
Total increase (decrease) in net assets	77,477,349	(65,507,318)
Net assets at beginning of period	343,509,291	409,016,609
Net assets at end of period	$420,986,640	$343,509,291
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	164,743	3,830,550	300,972	6,767,130
Distributions reinvested	25,884	612,162	155,941	3,295,005
Shares redeemed	(203,428)	(4,733,724)	(505,548)	(11,325,632)
Net decrease	(12,801)	(291,012)	(48,635)	(1,263,497)
Advisor Class
Shares sold	57,106	1,298,212	60,011	1,330,184
Distributions reinvested	5,645	131,022	31,155	647,075
Shares redeemed	(37,741)	(861,989)	(66,806)	(1,432,980)
Net increase	25,010	567,245	24,360	544,279
Institutional Class
Shares sold	136,639	3,203,976	365,919	8,158,042
Distributions reinvested	37,162	877,014	241,927	5,102,985
Shares redeemed	(321,932)	(7,548,730)	(996,820)	(22,525,800)
Net decrease	(148,131)	(3,467,740)	(388,974)	(9,264,773)
Institutional 2 Class
Shares sold	12,464	290,819	42,108	973,584
Distributions reinvested	2,484	58,248	19,359	405,686
Shares redeemed	(32,911)	(744,931)	(127,983)	(2,881,060)
Net decrease	(17,963)	(395,864)	(66,516)	(1,501,790)
Institutional 3 Class
Shares sold	6,042,577	137,245,394	7,101,537	156,190,261
Distributions reinvested	105,488	2,492,686	507,875	10,705,331
Shares redeemed	(4,322,971)	(101,672,190)	(7,208,789)	(160,941,922)
Net increase	1,825,094	38,065,890	400,623	5,953,670
Class R
Shares sold	150,652	3,480,043	423,831	9,636,288
Distributions reinvested	25,320	596,038	158,700	3,338,055
Shares redeemed	(411,739)	(9,602,029)	(640,258)	(14,483,669)
Net decrease	(235,767)	(5,525,948)	(57,727)	(1,509,326)
Total net increase (decrease)	1,435,442	28,952,571	(136,869)	(7,041,437)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

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Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$21.79	0.11	2.90	3.01	(0.03)	(0.31)	(0.34)
Year Ended 2/28/2023	$25.71	0.20	(2.31)	(2.11)	(0.18)	(1.63)	(1.81)
Year Ended 2/28/2022	$27.58	0.25	5.49	5.74	(0.26)	(7.35)	(7.61)
Year Ended 2/28/2021	$23.11	0.25	6.18	6.43	(0.26)	(1.70)	(1.96)
Year Ended 2/29/2020	$23.52	0.27	0.32	0.59	(0.24)	(0.76)	(1.00)
Year Ended 2/28/2019	$25.12	0.28	0.69	0.97	(0.24)	(2.33)	(2.57)
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$21.38	0.14	2.85	2.99	(0.04)	(0.31)	(0.35)
Year Ended 2/28/2023	$25.28	0.25	(2.28)	(2.03)	(0.24)	(1.63)	(1.87)
Year Ended 2/28/2022	$27.21	0.31	5.44	5.75	(0.33)	(7.35)	(7.68)
Year Ended 2/28/2021	$22.83	0.31	6.09	6.40	(0.32)	(1.70)	(2.02)
Year Ended 2/29/2020	$23.23	0.33	0.32	0.65	(0.29)	(0.76)	(1.05)
Year Ended 2/28/2019	$24.85	0.36	0.65	1.01	(0.30)	(2.33)	(2.63)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$21.73	0.14	2.90	3.04	(0.04)	(0.31)	(0.35)
Year Ended 2/28/2023	$25.66	0.26	(2.32)	(2.06)	(0.24)	(1.63)	(1.87)
Year Ended 2/28/2022	$27.53	0.32	5.49	5.81	(0.33)	(7.35)	(7.68)
Year Ended 2/28/2021	$23.07	0.31	6.17	6.48	(0.32)	(1.70)	(2.02)
Year Ended 2/29/2020	$23.47	0.32	0.33	0.65	(0.29)	(0.76)	(1.05)
Year Ended 2/28/2019	$25.07	0.34	0.69	1.03	(0.30)	(2.33)	(2.63)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$21.60	0.16	2.87	3.03	(0.05)	(0.31)	(0.36)
Year Ended 2/28/2023	$25.51	0.29	(2.30)	(2.01)	(0.27)	(1.63)	(1.90)
Year Ended 2/28/2022	$27.40	0.36	5.48	5.84	(0.38)	(7.35)	(7.73)
Year Ended 2/28/2021	$22.97	0.34	6.14	6.48	(0.35)	(1.70)	(2.05)
Year Ended 2/29/2020	$23.37	0.35	0.32	0.67	(0.31)	(0.76)	(1.07)
Year Ended 2/28/2019	$24.98	0.37	0.68	1.05	(0.33)	(2.33)	(2.66)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$21.75	0.17	2.89	3.06	(0.05)	(0.31)	(0.36)
Year Ended 2/28/2023	$25.68	0.30	(2.31)	(2.01)	(0.29)	(1.63)	(1.92)
Year Ended 2/28/2022	$27.54	0.37	5.51	5.88	(0.39)	(7.35)	(7.74)
Year Ended 2/28/2021	$23.08	0.35	6.17	6.52	(0.36)	(1.70)	(2.06)
Year Ended 2/29/2020	$23.47	0.38	0.31	0.69	(0.32)	(0.76)	(1.08)
Year Ended 2/28/2019	$25.07	0.38	0.69	1.07	(0.34)	(2.33)	(2.67)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$24.46	13.89%	1.24%(c)	0.83%(c)	0.97%	48%	$56,534
Year Ended 2/28/2023	$21.79	(7.84%)	1.24%(c)	0.83%(c),(d)	0.89%	92%	$50,648
Year Ended 2/28/2022	$25.71	20.15%	1.23%(c)	0.84%(c),(d)	0.83%	67%	$61,024
Year Ended 2/28/2021	$27.58	29.53%	1.25%(c)	0.85%(c),(d)	1.02%	81%	$59,015
Year Ended 2/29/2020	$23.11	2.33%	1.20%	0.88%(d)	1.11%	77%	$56,439
Year Ended 2/28/2019	$23.52	4.14%	1.21%	0.89%	1.17%	99%	$75,497
Advisor Class
Six Months Ended 8/31/2023 (Unaudited)	$24.02	14.06%	0.99%(c)	0.58%(c)	1.22%	48%	$9,223
Year Ended 2/28/2023	$21.38	(7.65%)	0.99%(c)	0.58%(c),(d)	1.14%	92%	$7,677
Year Ended 2/28/2022	$25.28	20.50%	0.98%(c)	0.58%(c),(d)	1.08%	67%	$8,459
Year Ended 2/28/2021	$27.21	29.79%	1.00%(c)	0.61%(c),(d)	1.29%	81%	$8,052
Year Ended 2/29/2020	$22.83	2.60%	0.95%	0.63%(d)	1.38%	77%	$12,021
Year Ended 2/28/2019	$23.23	4.38%	0.96%	0.64%	1.53%	99%	$5,222
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$24.42	14.06%	0.99%(c)	0.58%(c)	1.22%	48%	$70,652
Year Ended 2/28/2023	$21.73	(7.66%)	0.99%(c)	0.58%(c),(d)	1.14%	92%	$66,112
Year Ended 2/28/2022	$25.66	20.49%	0.98%(c)	0.59%(c),(d)	1.08%	67%	$88,028
Year Ended 2/28/2021	$27.53	29.83%	1.00%(c)	0.60%(c),(d)	1.27%	81%	$86,219
Year Ended 2/29/2020	$23.07	2.58%	0.94%	0.63%(d)	1.34%	77%	$97,348
Year Ended 2/28/2019	$23.47	4.42%	0.96%	0.64%	1.41%	99%	$329,587
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$24.27	14.07%	0.87%(c)	0.45%(c)	1.34%	48%	$4,255
Year Ended 2/28/2023	$21.60	(7.49%)	0.86%(c)	0.45%(c)	1.26%	92%	$4,175
Year Ended 2/28/2022	$25.51	20.67%	0.85%(c)	0.45%(c)	1.21%	67%	$6,628
Year Ended 2/28/2021	$27.40	29.96%	0.86%(c)	0.48%(c)	1.40%	81%	$8,831
Year Ended 2/29/2020	$22.97	2.66%	0.85%	0.54%	1.46%	77%	$11,538
Year Ended 2/28/2019	$23.37	4.50%	0.87%	0.54%	1.56%	99%	$26,349
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$24.45	14.12%	0.81%(c)	0.40%(c)	1.42%	48%	$238,494
Year Ended 2/28/2023	$21.75	(7.47%)	0.81%(c)	0.40%(c)	1.32%	92%	$172,478
Year Ended 2/28/2022	$25.68	20.73%	0.80%(c)	0.40%(c)	1.25%	67%	$193,329
Year Ended 2/28/2021	$27.54	30.01%	0.81%(c)	0.43%(c)	1.44%	81%	$266,693
Year Ended 2/29/2020	$23.08	2.73%	0.81%	0.49%	1.59%	77%	$173,757
Year Ended 2/28/2019	$23.47	4.58%	0.81%	0.49%	1.61%	99%	$55,689
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2023 (Unaudited)	$21.70	0.08	2.89	2.97	(0.03)	(0.31)	(0.34)
Year Ended 2/28/2023	$25.61	0.14	(2.29)	(2.15)	(0.13)	(1.63)	(1.76)
Year Ended 2/28/2022	$27.50	0.17	5.47	5.64	(0.18)	(7.35)	(7.53)
Year Ended 2/28/2021	$23.05	0.19	6.16	6.35	(0.20)	(1.70)	(1.90)
Year Ended 2/29/2020	$23.48	0.21	0.31	0.52	(0.19)	(0.76)	(0.95)
Year Ended 2/28/2019	$25.08	0.22	0.69	0.91	(0.18)	(2.33)	(2.51)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2023 (Unaudited)	$24.33	13.72%	1.49%(c)	1.08%(c)	0.71%	48%	$41,829
Year Ended 2/28/2023	$21.70	(8.08%)	1.49%(c)	1.08%(c),(d)	0.64%	92%	$42,420
Year Ended 2/28/2022	$25.61	19.85%	1.48%(c)	1.09%(c),(d)	0.57%	67%	$51,549
Year Ended 2/28/2021	$27.50	29.22%	1.50%(c)	1.10%(c),(d)	0.77%	81%	$58,775
Year Ended 2/29/2020	$23.05	2.04%	1.45%	1.13%(d)	0.86%	77%	$51,362
Year Ended 2/28/2019	$23.48	3.88%	1.46%	1.14%	0.93%	99%	$53,131
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	19

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	177,810*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	683,956
Total	683,956

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,073
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	6,840,617
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2023 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to July 1, 2023, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended August 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Advisor Class	0.18
Institutional Class	0.18
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.18
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2023 through June 30, 2024	Prior to July 1, 2023
Class A	0.83%	0.83%
Advisor Class	0.58	0.58
Institutional Class	0.58	0.58
Institutional 2 Class	0.46	0.45
Institutional 3 Class	0.41	0.40
Class R	1.08	1.08
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to July 1, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
26	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
268,294,000	158,266,000	(5,656,000)	152,610,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $213,410,868 and $188,324,752, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended August 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
28	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Shareholder concentration risk
At August 31, 2023, one unaffiliated shareholder of record owned 22.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	29

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
30	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
32	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2023	33

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Enhanced Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR173_02_N01_(10/23)

Semiannual Report
August 31, 2023 (Unaudited)
Columbia Small Cap Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Index Fund  |   Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Kaiyu Zhao
Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	-1.07	5.03	3.35	8.96
Institutional Class	10/15/96	-0.93	5.30	3.61	9.24
Institutional 2 Class	11/08/12	-0.91	5.31	3.61	9.24
Institutional 3 Class*	03/01/17	-0.92	5.35	3.61	9.15
S&P SmallCap 600 Index		-0.84	5.53	3.82	9.48
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Index Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at August 31, 2023)
Common Stocks	97.8
Exchange-Traded Equity Funds	1.6
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2023)
Communication Services	2.8
Consumer Discretionary	13.9
Consumer Staples	5.0
Energy	5.4
Financials	17.3
Health Care	10.2
Industrials	17.2
Information Technology	13.5
Materials	5.2
Real Estate	7.6
Utilities	1.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Index Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2023 — August 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.30	1,022.87	2.25	2.29	0.45
Institutional Class	1,000.00	1,000.00	990.70	1,024.13	1.00	1.02	0.20
Institutional 2 Class	1,000.00	1,000.00	990.90	1,024.13	1.00	1.02	0.20
Institutional 3 Class	1,000.00	1,000.00	990.80	1,024.13	1.00	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Index Fund | Semiannual Report 2023	5

Portfolio of Investments
August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 0.5%
ATN International, Inc.	34,537	1,238,842
Cogent Communications Holdings, Inc.	138,744	9,792,552
Consolidated Communications Holdings, Inc.(a)	240,911	951,598
Lumen Technologies, Inc.(a)	2,981,662	4,740,843
Total		16,723,835
Entertainment 0.5%
Cinemark Holdings, Inc.(a)	349,176	5,684,585
Madison Square Garden Sports Corp., Class A	57,488	10,232,864
Marcus Corp. (The)	79,367	1,205,585
Total		17,123,034
Interactive Media & Services 0.7%
Cargurus, Inc.(a)	288,316	5,221,403
Cars.com, Inc.(a)	200,239	3,742,467
QuinStreet, Inc.(a)	164,159	1,625,174
Shutterstock, Inc.	77,945	3,282,264
Yelp, Inc.(a)	222,139	9,518,656
Total		23,389,964
Media 0.6%
AMC Networks, Inc., Class A(a)	91,962	1,070,438
DISH Network Corp., Class A(a)	816,389	4,898,334
EW Scripps Co. (The), Class A(a)	189,185	1,445,373
John Wiley & Sons, Inc., Class A	137,822	5,121,466
Scholastic Corp.	94,210	4,093,424
TechTarget, Inc.(a)	83,341	2,396,054
Thryv Holdings, Inc.(a)	100,015	2,039,306
Total		21,064,395
Wireless Telecommunication Services 0.4%
Gogo(a)	211,621	2,401,898
Shenandoah Telecommunications Co.	162,146	3,687,200
Telephone and Data Systems, Inc.	318,900	6,853,161
Total		12,942,259
Total Communication Services		91,243,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.6%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc.(a)	377,621	2,851,038
Dana, Inc.	414,517	6,677,869
Dorman Products, Inc.(a)	91,392	7,540,754
Gentherm, Inc.(a)	106,903	6,436,630
LCI Industries	81,636	10,227,358
Patrick Industries, Inc.	68,431	5,723,569
Phinia, Inc.(a)	151,263	4,205,111
Standard Motor Products, Inc.	60,841	2,252,942
XPEL, Inc.(a)	63,277	5,270,974
Total		51,186,245
Automobiles 0.2%
Winnebago Industries, Inc.	98,604	6,394,469
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	140,725	6,170,791
frontdoor, Inc.(a)	263,728	8,655,553
Mister Car Wash, Inc.(a)	258,852	1,874,088
Perdoceo Education Corp.	217,750	3,608,118
Strategic Education, Inc.	72,213	5,596,508
Stride, Inc.(a)	131,939	5,606,088
Total		31,511,146
Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.(a)	75,966	2,234,160
Bloomin’ Brands, Inc.	281,696	7,904,390
Brinker International, Inc.(a)	142,945	4,678,590
Cheesecake Factory, Inc. (The)	154,109	4,908,372
Chuy’s Holdings, Inc.(a)	58,476	2,227,936
Cracker Barrel Old Country Store, Inc.	71,481	5,892,179
Dave & Buster’s Entertainment, Inc.(a)	129,228	5,074,783
Dine Brands Global, Inc.	50,547	2,768,965
Golden Entertainment, Inc.	71,653	2,608,886
Jack in the Box, Inc.	66,476	5,342,676
Monarch Casino & Resort, Inc.	43,224	2,913,297
Sabre Corp.(a)	1,071,534	5,357,670
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shake Shack, Inc., Class A(a)	120,801	8,456,070
Six Flags Entertainment Corp.(a)	239,192	5,491,848
Total		65,859,822
Household Durables 2.9%
Cavco Industries, Inc.(a)	26,091	7,292,956
Century Communities, Inc.	91,979	6,829,441
Ethan Allen Interiors, Inc.	73,641	2,310,854
Green Brick Partners, Inc.(a)	86,643	4,285,363
Installed Building Products, Inc.	75,163	10,878,341
iRobot Corp.(a)	87,871	3,417,303
La-Z-Boy, Inc.	139,212	4,294,690
LGI Homes, Inc.(a)	66,828	8,226,527
M/I Homes, Inc.(a)	89,804	8,816,957
MDC Holdings, Inc.	188,760	8,956,662
Meritage Homes Corp.	118,640	16,495,706
Sonos, Inc.(a)	414,092	5,706,188
Tri Pointe Homes, Inc.(a)	323,014	10,045,735
Total		97,556,723
Leisure Products 0.3%
Sturm Ruger & Co., Inc.	57,143	2,947,436
Vista Outdoor, Inc.(a)	184,215	5,388,289
Total		8,335,725
Specialty Retail 4.7%
Aaron’s Co., Inc. (The)	99,743	1,203,898
Abercrombie & Fitch Co., Class A(a)	161,526	8,682,023
Academy Sports & Outdoors, Inc.	248,774	13,575,597
Advance Auto Parts, Inc.	191,792	13,199,125
American Eagle Outfitters, Inc.	592,244	10,044,458
America’s Car-Mart, Inc.(a)	18,706	2,082,165
Asbury Automotive Group, Inc.(a)	69,490	15,982,700
Boot Barn Holdings, Inc.(a)	96,212	8,827,451
Buckle, Inc. (The)	96,064	3,510,179
Caleres, Inc.	117,133	3,358,203
Chico’s FAS, Inc.(a)	398,332	2,043,443
Designer Brands, Inc.	163,104	1,714,223
Group 1 Automotive, Inc.	45,636	12,067,071
Guess?, Inc.	96,599	2,324,172
Haverty Furniture Companies, Inc.	43,026	1,346,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Hibbett, Inc.	41,134	1,904,916
Leslie’s, Inc.(a)	480,538	3,008,168
MarineMax, Inc.(a)	70,526	2,346,400
Monro, Inc.	101,314	3,317,020
National Vision Holdings, Inc.(a)	251,985	4,613,845
ODP Corp. (The)(a)	109,603	5,405,620
Sally Beauty Holdings, Inc.(a)	347,077	3,526,302
Shoe Carnival, Inc.	54,692	1,265,026
Signet Jewelers Ltd.	145,611	10,920,825
Sleep Number Corp.(a)	71,587	1,831,196
Sonic Automotive, Inc., Class A	51,326	2,736,702
Upbound Group, Inc.	162,445	4,974,066
Urban Outfitters, Inc.(a)	194,204	6,449,515
Victoria’s Secret & Co.(a)	252,750	4,847,745
Total		157,108,768
Textiles, Apparel & Luxury Goods 1.0%
G-III Apparel Group Ltd.(a)	132,409	2,628,319
Hanesbrands, Inc.	1,127,925	5,921,606
Kontoor Brands, Inc.	161,059	7,374,892
Movado Group, Inc.	50,393	1,378,249
Oxford Industries, Inc.	47,866	4,833,987
Steven Madden Ltd.	230,563	7,954,423
Wolverine World Wide, Inc.	256,329	2,071,138
Total		32,162,614
Total Consumer Discretionary		450,115,512
Consumer Staples 4.8%
Beverages 0.3%
MGP Ingredients, Inc.	49,718	5,961,188
National Beverage Corp.(a)	75,312	3,864,259
Total		9,825,447
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	101,557	5,215,967
PriceSmart, Inc.	81,032	6,440,423
SpartanNash Co.	113,331	2,466,083
The Chefs’ Warehouse(a)	113,565	3,241,145
United Natural Foods, Inc.(a)	191,676	3,858,438
Total		21,222,056

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.8%
B&G Foods, Inc.	233,023	2,980,364
Calavo Growers, Inc.	57,256	1,887,158
Cal-Maine Foods, Inc.	122,625	5,860,249
Fresh Del Monte Produce, Inc.	99,133	2,532,848
Hain Celestial Group, Inc. (The)(a)	288,634	3,056,634
Hostess Brands, Inc.(a)	428,704	12,209,490
J&J Snack Foods Corp.	48,458	7,856,495
John B. Sanfilippo & Son, Inc.	28,907	2,900,817
Simply Good Foods Co. (The)(a)	272,957	9,848,289
Tootsie Roll Industries, Inc.	58,031	1,865,697
TreeHouse Foods, Inc.(a)	163,552	7,608,439
Total		58,606,480
Household Products 0.5%
Central Garden & Pet Co.(a)	31,141	1,374,564
Central Garden & Pet Co., Class A(a)	133,184	5,433,907
WD-40 Co.	43,800	9,411,306
Total		16,219,777
Personal Care Products 1.4%
Edgewell Personal Care Co.	165,134	6,367,567
elf Beauty, Inc.(a)	163,383	22,662,856
Inter Parfums, Inc.	57,851	8,083,520
Medifast, Inc.	35,132	2,963,033
Nu Skin Enterprises, Inc., Class A	161,042	3,847,293
Usana Health Sciences, Inc.(a)	36,119	2,322,091
Total		46,246,360
Tobacco 0.2%
Universal Corp.	79,238	3,773,314
Vector Group Ltd.	427,834	4,582,102
Total		8,355,416
Total Consumer Staples		160,475,536
Energy 5.2%
Energy Equipment & Services 2.0%
Archrock, Inc.	434,860	5,561,859
Bristow Group, Inc.(a)	75,920	2,102,984
Core Laboratories, Inc.	150,584	3,620,039
Dril-Quip, Inc.(a)	110,275	3,041,385
Helix Energy Solutions Group, Inc.(a)	459,557	4,659,908
Common Stocks (continued)
Issuer	Shares	Value ($)
Helmerich & Payne, Inc.	331,039	13,238,250
Nabors Industries Ltd.(a)	29,243	3,236,908
NexTier Oilfield Solutions, Inc.(a)	486,851	5,165,489
Oceaneering International, Inc.(a)	325,182	7,410,898
Oil States International, Inc.(a)	207,349	1,625,616
Patterson-UTI Energy, Inc.	670,487	9,480,686
ProPetro Holding Corp.(a)	312,352	3,011,073
RPC, Inc.	267,783	2,139,586
US Silica Holdings, Inc.(a)	248,684	3,066,274
Total		67,360,955
Oil, Gas & Consumable Fuels 3.2%
California Resources Corp.	227,660	12,712,534
Callon Petroleum Co.(a)	165,712	6,500,882
Civitas Resources, Inc.	158,337	13,018,468
Comstock Resources, Inc.	295,521	3,623,087
CONSOL Energy, Inc.	102,888	8,852,484
CVR Energy, Inc.	94,079	3,076,383
Dorian LPG Ltd.	102,867	2,653,969
Green Plains, Inc.(a)	192,047	5,961,139
Northern Oil and Gas, Inc.	261,296	10,930,012
Par Pacific Holdings, Inc.(a)	181,214	6,224,701
REX American Resources Corp.(a)	49,383	1,950,135
SM Energy Co.	388,909	16,454,740
Talos Energy, Inc.(a)	348,443	6,000,188
Vital Energy, Inc.(a)	60,012	3,618,123
World Kinect Corp.	200,489	4,390,709
Total		105,967,554
Total Energy		173,328,509
Financials 16.8%
Banks 8.7%
Ameris Bancorp	210,436	8,575,267
Atlantic Union Bankshares Corp.	242,007	7,185,188
Axos Financial, Inc.(a)	169,773	7,315,519
Banc of California, Inc.	172,848	2,165,785
BancFirst Corp.	56,269	5,378,191
Bancorp, Inc. (The)(a)	176,487	6,478,838
Bank of Hawaii Corp.	127,946	6,875,818
BankUnited, Inc.	240,110	6,302,887
Banner Corp.	110,798	4,825,253

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkshire Hills Bancorp, Inc.	142,881	2,986,213
Brookline Bancorp, Inc.	283,259	2,710,789
Capitol Federal Financial, Inc.	408,625	2,316,904
Central Pacific Financial Corp.	87,148	1,478,902
City Holding Co.	48,631	4,442,928
Community Bank System, Inc.	173,382	8,244,314
Customers Bancorp, Inc.(a)	94,792	3,330,991
CVB Financial Corp.	422,517	7,377,147
Dime Community Bancshares, Inc.	105,198	2,241,769
Eagle Bancorp, Inc.	99,120	2,384,827
FB Financial Corp.	113,221	3,439,654
First BanCorp	580,175	8,041,225
First BanCorp	132,280	3,920,779
First Commonwealth Financial Corp.	332,027	4,339,593
First Financial Bancorp	307,063	6,380,769
First Hawaiian, Inc.	411,753	7,786,249
Fulton Financial Corp.	534,029	7,118,607
Hanmi Financial Corp.	98,571	1,707,250
Heritage Financial Corp.	113,144	1,948,340
Hilltop Holdings, Inc.	148,980	4,527,502
Hope Bancorp, Inc.	386,992	3,742,213
Independent Bank Corp.	142,390	7,691,908
Independent Bank Group, Inc.	114,563	4,834,559
Lakeland Financial Corp.	82,065	4,278,048
National Bank Holdings Corp., Class A	121,693	3,838,197
NBT Bancorp, Inc.	152,411	5,245,987
Northfield Bancorp, Inc.	132,133	1,392,682
Northwest Bancshares, Inc.	410,029	4,510,319
OFG Bancorp	153,372	4,625,699
Pacific Premier Bancorp, Inc.	309,144	7,116,495
PacWest Bancorp	380,903	3,028,179
Park National Corp.	46,463	4,728,075
Pathward Financial, Inc.	86,848	4,279,001
Preferred Bank	42,623	2,647,314
Provident Financial Services, Inc.	243,556	4,013,803
Renasant Corp.	181,011	5,041,156
S&T Bancorp, Inc.	125,746	3,562,384
Seacoast Banking Corp. of Florida	270,301	6,381,807
ServisFirst Bancshares, Inc.	157,650	8,834,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Simmons First National Corp., Class A	410,881	7,321,899
Southside Bancshares, Inc.	94,805	2,853,630
Stellar Bancorp, Inc.	146,204	3,109,759
Tompkins Financial Corp.	40,762	2,116,771
Triumph Financial, Inc.(a)	70,893	4,553,457
TrustCo Bank Corp.	61,390	1,747,773
Trustmark Corp.	197,068	4,540,447
United Community Banks, Inc.	371,603	10,033,281
Veritex Holdings, Inc.	175,057	3,292,822
Washington Federal, Inc.	212,309	5,770,559
Westamerica BanCorp	85,992	3,786,228
WSFS Financial Corp.	198,295	7,792,993
Total		288,539,649
Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	220,903	8,487,093
Avantax, Inc.(a)	124,523	2,605,021
B Riley Financial, Inc.	50,845	2,603,518
BrightSphere Investment Group, Inc.	104,367	2,161,441
Donnelley Financial Solutions, Inc.(a)	81,669	4,023,832
Moelis & Co., ADR, Class A	214,807	10,184,000
Piper Sandler Companies	47,617	7,093,981
StoneX Group, Inc.(a)	56,899	5,341,678
Virtus Investment Partners, Inc.	22,107	4,578,360
WisdomTree, Inc.	366,068	2,672,296
Total		49,751,220
Consumer Finance 1.0%
Bread Financial Holdings, Inc.	161,736	6,078,039
Encore Capital Group, Inc.(a)	75,776	3,550,863
Enova International, Inc.(a)	100,727	5,081,677
Ezcorp, Inc., Class A(a)	169,249	1,423,384
Green Dot Corp., Class A(a)	149,459	2,217,971
Navient Corp.	318,318	5,618,313
PRA Group, Inc.(a)	126,401	2,462,291
PROG Holdings, Inc.(a)	150,842	5,173,881
World Acceptance Corp.(a)	10,796	1,455,409
Total		33,061,828

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 1.9%
EVERTEC, Inc.	210,005	8,309,898
Jackson Financial, Inc., Class A	188,998	7,106,325
Mr. Cooper Group, Inc.(a)	219,606	12,442,876
NMI Holdings, Inc., Class A(a)	268,743	7,691,424
Payoneer Global, Inc.(a)	661,648	4,095,601
Radian Group, Inc.	504,548	13,663,160
Walker & Dunlop, Inc.	100,056	8,538,779
Total		61,848,063
Insurance 2.3%
Ambac Financial Group, Inc.(a)	146,253	1,883,739
American Equity Investment Life Holding Co.	203,726	10,936,012
AMERISAFE, Inc.	61,803	3,201,395
Assured Guaranty Ltd.	191,369	11,260,152
Employers Holdings, Inc.	86,731	3,402,457
Genworth Financial, Inc., Class A(a)	1,542,350	8,930,206
Goosehead Insurance, Inc., Class A(a)	75,773	5,293,502
HCI Group, Inc.	21,916	1,167,684
Horace Mann Educators Corp.	131,803	3,777,474
James River Group Holdings Ltd.	121,396	1,767,526
Mercury General Corp.	85,767	2,453,794
Palomar Holdings, Inc.(a)	80,216	4,091,818
ProAssurance Corp.	174,347	3,082,455
Safety Insurance Group, Inc.	47,972	3,303,832
SiriusPoint Ltd.(a)	276,760	3,060,966
Stewart Information Services Corp.	87,919	4,072,408
Trupanion, Inc.(a)	114,408	3,401,350
United Fire Group, Inc.	70,038	1,384,651
Universal Insurance Holdings, Inc.	88,406	1,119,220
Total		77,590,641
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Apollo Commercial Real Estate Finance, Inc.	419,622	4,582,272
Arbor Realty Trust, Inc.	584,602	9,330,248
ARMOUR Residential REIT, Inc.	630,916	3,097,797
Ellington Financial, Inc.	205,894	2,752,803
Franklin BSP Realty Trust, Inc.	265,519	3,754,439
Invesco Mortgage Capital, Inc.	134,394	1,511,932
KKR Real Estate Finance Trust, Inc.	187,293	2,343,035
Common Stocks (continued)
Issuer	Shares	Value ($)
New York Mortgage Trust, Inc.	294,236	2,801,127
PennyMac Mortgage Investment Trust	282,541	3,788,875
Ready Capital Corp.	520,776	5,686,874
Redwood Trust, Inc.	367,969	2,947,432
Two Harbors Investment Corp.	311,936	4,295,359
Total		46,892,193
Total Financials		557,683,594
Health Care 9.9%
Biotechnology 1.7%
Anika Therapeutics, Inc.(a)	47,621	850,035
Arcus Biosciences, Inc.(a)	169,856	3,482,048
Avid Bioservices, Inc.(a)	201,838	2,381,688
Catalyst Pharmaceuticals, Inc.(a)	314,627	4,417,363
Coherus Biosciences, Inc.(a)	215,755	1,149,974
Cytokinetics, Inc.(a)	308,631	10,783,567
Dynavax Technologies Corp.(a)	385,607	5,537,317
Enanta Pharmaceuticals, Inc.(a)	63,867	948,425
Ironwood Pharmaceuticals, Inc.(a)	436,129	3,837,935
iTeos Therapeutics, Inc.(a)	79,633	960,772
Myriad Genetics, Inc.(a)	263,176	4,697,692
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
REGENXBIO, Inc.(a)	122,029	2,159,913
uniQure NV(a)	135,126	1,176,948
Vanda Pharmaceuticals, Inc.(a)	185,371	962,076
Vericel Corp.(a)	153,491	5,039,110
Vir Biotechnology, Inc.(a)	246,434	3,119,854
Xencor, Inc.(a)	194,880	4,283,462
Total		55,788,179
Health Care Equipment & Supplies 2.4%
Angiodynamics, Inc.(a)	126,614	1,016,710
Artivion, Inc.(a)	131,903	2,231,799
Avanos Medical, Inc.(a)	150,593	3,168,477
CONMED Corp.	98,665	10,997,201
Embecta Corp.	184,886	3,388,960
Glaukos Corp.(a)	155,569	11,689,455
Integer Holdings Corp.(a)	107,381	9,160,673
LeMaitre Vascular, Inc.	62,920	3,637,405
Merit Medical Systems, Inc.(a)	185,532	12,111,529

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
OraSure Technologies, Inc.(a)	236,415	1,527,241
Orthofix Medical, Inc.(a)	112,030	2,370,555
STAAR Surgical Co.(a)	155,969	6,762,816
Tandem Diabetes Care, Inc.(a)	208,534	5,705,490
UFP Technologies, Inc.(a)	22,359	3,928,700
Varex Imaging Corp.(a)	130,370	2,564,378
Zynex, Inc.(a)	68,606	528,264
Total		80,789,653
Health Care Providers & Services 3.1%
AdaptHealth Corp.(a)	246,793	2,944,240
Addus HomeCare Corp.(a)	52,290	4,585,833
Agiliti, Inc.(a)	108,475	1,046,784
AMN Healthcare Services, Inc.(a)	127,934	11,306,807
Apollo Medical Holdings, Inc.(a)	129,992	4,921,497
Community Health Systems, Inc.(a)	410,375	1,387,068
Corvel Corp.(a)	29,347	6,352,158
Cross Country Healthcare, Inc.(a)	110,157	2,837,644
Enhabit, Inc.(a)	161,672	2,071,018
Ensign Group, Inc. (The)	180,662	18,105,946
Fulgent Genetics, Inc.(a)	64,216	2,103,716
ModivCare, Inc.(a)	41,145	1,320,755
NeoGenomics, Inc.(a)	411,691	6,187,716
Owens & Minor, Inc.(a)	245,915	4,155,963
Pediatrix Medical Group, Inc.(a)	266,432	3,764,684
Privia Health Group, Inc.(a)	302,323	7,935,979
RadNet, Inc.(a)	185,071	6,183,222
Select Medical Holdings Corp.	336,393	9,826,040
U.S. Physical Therapy, Inc.	47,533	4,792,752
Total		101,829,822
Health Care Technology 0.7%
Certara, Inc.(a)	340,411	5,501,042
Computer Programs & Systems, Inc.(a)	45,807	745,280
HealthStream, Inc.	78,221	1,644,988
NextGen Healthcare, Inc.(a)	172,572	3,142,536
Schrodinger, Inc.(a)	173,078	6,384,847
Simulations Plus, Inc.	50,979	2,268,056
Veradigm, Inc.(a)	352,580	4,717,520
Total		24,404,269
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
BioLife Solutions, Inc.(a)	112,185	1,481,964
Cytek Biosciences, Inc.(a)	258,299	1,963,072
Fortrea Holdings, Inc.(a)	285,910	7,876,820
Mesa Laboratories, Inc.	16,216	2,324,726
Total		13,646,582
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals, Inc.(a)	121,508	6,477,591
ANI Pharmaceuticals, Inc.(a)	44,931	2,893,107
Collegium Pharmaceutical, Inc.(a)	111,637	2,614,539
Corcept Therapeutics, Inc.(a)	291,733	9,548,421
Harmony Biosciences Holdings, Inc.(a)	96,737	3,506,716
Innoviva, Inc.(a)	190,242	2,425,586
Ligand Pharmaceuticals, Inc.(a)	52,953	3,482,719
Pacira Pharmaceuticals, Inc.(a)	148,405	5,238,696
Phibro Animal Health Corp., Class A	65,630	915,539
Prestige Consumer Healthcare, Inc.(a)	160,358	9,353,682
Supernus Pharmaceuticals, Inc.(a)	175,793	5,597,249
Total		52,053,845
Total Health Care		328,512,350
Industrials 16.7%
Aerospace & Defense 1.1%
AAR Corp.(a)	106,399	6,554,178
Aerovironment, Inc.(a)	81,526	7,910,468
Kaman Corp.	90,923	2,039,403
Mercury Systems, Inc.(a)	187,778	7,370,287
Moog, Inc., Class A	92,676	10,765,244
National Presto Industries, Inc.	16,443	1,230,759
Triumph Group, Inc.(a)	209,789	1,974,114
Total		37,844,453
Air Freight & Logistics 0.4%
Forward Air Corp.	83,769	5,932,521
HUB Group, Inc., Class A(a)	105,761	8,253,588
Total		14,186,109

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.9%
AAON, Inc.	207,462	13,082,585
American Woodmark Corp.(a)	53,681	4,169,403
Apogee Enterprises, Inc.	71,913	3,628,730
AZZ, Inc.	80,390	3,947,149
Gibraltar Industries, Inc.(a)	98,136	7,363,144
Griffon Corp.	153,217	6,415,196
Insteel Industries, Inc.	62,736	2,180,076
MasterBrand, Inc.(a)	414,699	5,312,294
PGT, Inc.(a)	189,495	5,341,864
Quanex Building Products Corp.	107,261	2,893,902
Resideo Technologies, Inc.(a)	474,733	8,003,999
Total		62,338,342
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	213,323	9,689,131
Brady Corp., Class A	148,831	7,507,036
CoreCivic, Inc.(a)	366,768	3,946,424
Deluxe Corp.	140,248	2,835,815
Enviri Corp.(a)	257,313	1,916,982
GEO Group, Inc. (The)(a)	406,677	2,944,341
Healthcare Services Group, Inc.	239,426	2,765,370
HNI Corp.	149,777	4,906,694
Interface, Inc.	187,207	1,933,848
Liquidity Services, Inc.(a)	75,240	1,373,130
Matthews International Corp., Class A	98,287	4,145,746
MillerKnoll, Inc.	244,053	4,661,412
OPENLANE, Inc.(a)	352,415	5,501,198
Pitney Bowes, Inc.	527,070	1,734,060
Unifirst Corp.	48,740	8,584,576
Viad Corp.(a)	67,227	1,908,575
Total		66,354,338
Construction & Engineering 1.7%
Arcosa, Inc.	156,305	12,226,177
Comfort Systems U.S.A., Inc.	115,423	21,303,623
Dycom Industries, Inc.(a)	94,728	9,466,169
Granite Construction, Inc.	141,603	5,846,788
MYR Group, Inc.(a)	53,916	7,659,846
Total		56,502,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.4%
Encore Wire Corp.	57,973	9,554,530
Powell Industries, Inc.	29,472	2,474,764
SunPower Corp.(a)	276,655	1,980,850
Total		14,010,144
Ground Transportation 0.6%
ArcBest Corp.	77,296	8,161,684
Heartland Express, Inc.	150,387	2,269,340
Marten Transport Ltd.	186,120	3,908,520
RXO, Inc.(a)	377,308	6,821,729
Total		21,161,273
Machinery 5.1%
3D Systems Corp.(a)	423,234	2,670,607
Alamo Group, Inc.	33,305	5,716,803
Albany International Corp., Class A	100,575	9,325,314
Astec Industries, Inc.	73,304	4,018,525
Barnes Group, Inc.	163,317	6,418,358
CIRCOR International, Inc.(a)	65,798	3,664,291
Enerpac Tool Group Corp.	184,519	4,834,398
EnPro Industries, Inc.	67,373	9,189,003
ESCO Technologies, Inc.	83,120	8,894,671
Federal Signal Corp.	196,484	11,975,700
Franklin Electric Co., Inc.	125,214	12,109,446
Greenbrier Companies, Inc. (The)	103,015	4,384,318
Hillenbrand, Inc.	224,504	10,874,974
John Bean Technologies Corp.	102,682	11,285,779
Kennametal, Inc.	259,046	6,856,948
Lindsay Corp.	35,523	4,408,404
Mueller Industries, Inc.	183,922	14,191,421
Proto Labs, Inc.(a)	84,556	2,494,402
SPX Technologies, Inc.(a)	146,834	11,602,823
Standex International Corp.	38,411	5,901,082
Tennant Co.	59,731	4,923,626
Titan International, Inc.(a)	165,005	2,077,413
Trinity Industries, Inc.	261,866	6,564,981
Wabash National Corp.	153,217	3,455,043
Total		167,838,330

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine Transportation 0.3%
Matson, Inc.	115,710	10,168,595
Passenger Airlines 0.4%
Allegiant Travel Co.	50,549	4,490,773
Hawaiian Holdings, Inc.(a)	166,344	1,427,232
Skywest, Inc.(a)	143,388	6,466,799
Sun Country Airlines Holdings, Inc.(a)	117,978	1,756,692
Total		14,141,496
Professional Services 1.1%
CSG Systems International, Inc.	98,078	5,326,616
Forrester Research, Inc.(a)	36,555	1,119,680
Heidrick & Struggles International, Inc.	64,630	1,712,049
Kelly Services, Inc., Class A	105,703	1,954,448
Korn/Ferry International	169,123	8,621,890
NV5 Global, Inc.(a)	40,551	4,127,281
Resources Connection, Inc.	103,094	1,598,988
TrueBlue, Inc.(a)	100,111	1,514,679
TTEC Holdings, Inc.	60,994	1,815,181
Verra Mobility Corp.(a)	451,340	8,029,339
Total		35,820,151
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	124,736	19,255,496
Boise Cascade Co.	127,756	13,972,674
DXP Enterprises, Inc.(a)	47,060	1,673,924
GMS, Inc.(a)	133,290	9,242,329
NOW, Inc.(a)	345,199	3,855,873
Veritiv Corp.	43,716	7,358,714
Total		55,359,010
Total Industrials		555,724,844
Information Technology 13.2%
Communications Equipment 1.6%
ADTRAN Holdings, Inc.	230,975	1,974,836
Clearfield, Inc.(a)	40,856	1,436,089
Digi International, Inc.(a)	115,755	3,863,902
Extreme Networks, Inc.(a)	416,270	11,426,612
Harmonic, Inc.(a)	359,340	3,837,751
InterDigital, Inc.	86,296	7,482,726
NETGEAR, Inc.(a)	93,763	1,235,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Netscout Systems, Inc.(a)	217,543	6,228,256
Viasat, Inc.(a)	246,454	6,836,634
Viavi Solutions, Inc.(a)	717,838	7,501,407
Total		51,824,009
Electronic Equipment, Instruments & Components 4.3%
Advanced Energy Industries, Inc.	121,121	14,300,756
Arlo Technologies, Inc.(a)	296,372	2,895,554
Badger Meter, Inc.	94,599	15,711,002
Benchmark Electronics, Inc.	114,955	2,958,942
CTS Corp.	101,779	4,544,432
ePlus, Inc.(a)	86,832	5,763,908
Fabrinet(a)	117,130	18,830,990
Insight Enterprises, Inc.(a)	93,382	14,949,524
Itron, Inc.(a)	146,579	10,027,469
Knowles Corp.(a)	294,878	4,726,894
Methode Electronics, Inc.	116,126	3,745,064
OSI Systems, Inc.(a)	50,202	6,845,043
PC Connection, Inc.	36,463	1,936,915
Plexus Corp.(a)	89,216	9,059,885
Rogers Corp.(a)	60,051	8,677,970
Sanmina Corp.(a)	188,320	10,489,424
Scansource, Inc.(a)	80,352	2,633,939
TTM Technologies, Inc.(a)	331,043	4,932,541
Total		143,030,252
IT Services 0.2%
Perficient, Inc.(a)	112,421	7,171,336
Semiconductors & Semiconductor Equipment 4.4%
Alpha & Omega Semiconductor Ltd.(a)	71,852	2,266,931
Axcelis Technologies, Inc.(a)	105,558	20,282,970
Ceva, Inc.(a)	75,563	1,754,573
Cohu, Inc.(a)	153,388	5,735,177
Diodes, Inc.(a)	147,537	12,075,903
Formfactor, Inc.(a)	248,942	8,792,631
Ichor Holdings Ltd.(a)	93,763	3,434,539
Kulicke & Soffa Industries, Inc.	182,592	9,445,484
MaxLinear, Inc.(a)	237,449	5,580,051
Onto Innovation, Inc.(a)	157,944	21,951,057
PDF Solutions, Inc.(a)	96,497	3,506,701

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Photronics, Inc.(a)	201,605	4,790,135
Rambus, Inc.(a)	351,240	19,834,523
Semtech Corp.(a)	206,391	5,397,125
SiTime Corp.(a)	53,129	7,049,687
SMART Global Holdings, Inc.(a)	158,354	4,090,284
Ultra Clean Holdings, Inc.(a)	144,239	5,071,443
Veeco Instruments, Inc.(a)	166,812	4,869,242
Total		145,928,456
Software 2.6%
8x8, Inc.(a)	364,803	1,185,610
A10 Networks, Inc.	207,663	3,092,102
Adeia, Inc.	343,144	3,452,029
Agilysys, Inc.(a)	64,266	4,533,645
Alarm.com Holdings, Inc.(a)	160,829	9,419,755
Cerence, Inc.(a)	130,076	3,394,984
Consensus Cloud Solutions, Inc.(a)	56,464	1,802,895
Digital Turbine, Inc.(a)	291,297	2,595,456
DoubleVerify Holdings, Inc.(a)	327,331	11,067,061
Ebix, Inc.	75,785	1,265,609
LiveRamp Holdings, Inc.(a)	208,850	6,754,209
N-Able, Inc.(a)	217,349	2,905,956
OneSpan, Inc.(a)	114,737	1,405,528
Progress Software Corp.	139,751	8,502,451
SPS Commerce, Inc.(a)	117,891	21,943,052
Xperi, Inc.(a)	137,205	1,619,019
Total		84,939,361
Technology Hardware, Storage & Peripherals 0.1%
Avid Technology, Inc.(a)	107,684	2,870,856
Corsair Gaming, Inc.(a)	131,738	2,070,921
Total		4,941,777
Total Information Technology		437,835,191
Materials 5.1%
Chemicals 2.7%
AdvanSix, Inc.	88,952	2,942,532
American Vanguard Corp.	89,226	1,233,103
Balchem Corp.	103,999	14,611,859
FutureFuel Corp.	83,321	589,913
Hawkins, Inc.	61,141	3,802,359
Common Stocks (continued)
Issuer	Shares	Value ($)
HB Fuller Co.	173,705	12,598,824
Ingevity Corp.(a)	110,205	5,938,947
Innospec, Inc.	80,252	8,620,670
Koppers Holdings, Inc.	67,211	2,573,509
Livent Corp.(a),(e)	579,849	12,449,358
Mativ Holdings, Inc.	176,974	2,902,374
Minerals Technologies, Inc.	105,016	6,416,478
Quaker Chemical Corp.	44,098	7,826,513
Stepan Co.	68,489	5,977,035
Trinseo PLC	113,415	1,194,260
Total		89,677,734
Containers & Packaging 0.4%
Myers Industries, Inc.	118,566	2,230,226
O-I Glass, Inc.(a)	501,066	9,951,171
Total		12,181,397
Metals & Mining 1.8%
ATI, Inc.(a)	414,821	18,803,836
Carpenter Technology Corp.	156,670	9,812,242
Century Aluminum Co.(a)	166,839	1,241,282
Compass Minerals International, Inc.	110,186	3,322,108
Haynes International, Inc.	41,083	2,005,261
Kaiser Aluminum Corp.	51,557	3,914,207
Materion Corp.	66,505	7,235,079
Olympic Steel, Inc.	30,896	1,653,554
SunCoke Energy, Inc.	270,163	2,512,516
TimkenSteel Corp.(a)	126,012	2,760,923
Warrior Met Coal, Inc.	167,767	6,636,863
Total		59,897,871
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	54,588	2,090,175
Mercer International, Inc.	130,767	1,188,672
Sylvamo Corp.	103,012	4,302,811
Total		7,581,658
Total Materials		169,338,660

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.4%
Diversified REITs 0.8%
Alexander & Baldwin, Inc.	234,259	4,219,005
American Assets Trust, Inc.	168,502	3,607,628
Armada Hoffler Properties, Inc.	219,238	2,497,121
Essential Properties Realty Trust, Inc.	480,297	11,536,734
Global Net Lease, Inc.	335,112	3,803,521
Total		25,664,009
Health Care REITs 0.5%
CareTrust REIT, Inc.	321,004	6,468,230
Community Healthcare Trust, Inc.	78,941	2,620,052
LTC Properties, Inc.	133,584	4,389,570
Universal Health Realty Income Trust	40,982	1,910,991
Total		15,388,843
Hotel & Resort REITs 0.9%
Chatham Lodging Trust	157,657	1,541,886
DiamondRock Hospitality Co.	676,984	5,456,491
Pebblebrook Hotel Trust	397,286	5,748,728
Service Properties Trust	533,890	4,409,931
Summit Hotel Properties, Inc.	346,800	2,014,908
Sunstone Hotel Investors, Inc.	668,313	6,001,451
Xenia Hotels & Resorts, Inc.	353,309	4,169,046
Total		29,342,441
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	90,468	7,896,047
LXP Industrial Trust	944,152	9,271,573
Total		17,167,620
Office REITs 1.0%
Brandywine Realty Trust	554,766	2,773,830
Douglas Emmett, Inc.	547,973	7,490,791
Easterly Government Properties, Inc.	301,367	4,029,277
Hudson Pacific Properties, Inc.	413,754	2,817,665
JBG SMITH Properties	312,876	4,905,896
Office Properties Income Trust	156,716	1,159,698
Orion Office REIT, Inc.	182,854	1,066,039
SL Green Realty Corp.	207,740	8,155,872
Total		32,399,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.8%
Anywhere Real Estate, Inc.(a)	356,161	2,336,416
Cushman & Wakefield PLC(a)	527,561	4,848,286
eXp World Holdings, Inc.	237,674	4,568,094
Kennedy-Wilson Holdings, Inc.	382,340	6,105,970
Marcus & Millichap, Inc.	78,222	2,604,793
RE/MAX Holdings, Inc., Class A	58,486	947,473
St. Joe Co. (The)	109,252	6,745,218
Total		28,156,250
Residential REITs 0.4%
Centerspace	48,276	3,125,388
Elme Communities	283,077	4,353,724
NexPoint Residential Trust, Inc.	73,690	2,767,060
Veris Residential, Inc.(a)	257,394	4,790,102
Total		15,036,274
Retail REITs 1.9%
Acadia Realty Trust	307,247	4,574,908
Getty Realty Corp.	145,342	4,363,167
Macerich Co. (The)	694,107	8,114,111
Phillips Edison & Co., Inc.	378,524	12,816,822
Retail Opportunity Investments Corp.	406,680	5,473,913
RPT Realty	279,734	3,172,183
Saul Centers, Inc.	41,694	1,566,027
SITE Centers Corp.	587,485	7,842,925
Tanger Factory Outlet Centers, Inc.	339,417	7,891,445
Urban Edge Properties	379,383	6,206,706
Whitestone REIT	149,924	1,499,240
Total		63,521,447
Specialized REITs 0.6%
Four Corners Property Trust, Inc.	280,831	7,065,708
Outfront Media, Inc.	473,844	5,378,129
Safehold, Inc.	129,992	2,766,230
Uniti Group, Inc.	769,870	4,134,202
Total		19,344,269
Total Real Estate		246,020,221
Utilities 1.9%
Electric Utilities 0.4%
Otter Tail Corp.	134,600	11,087,002

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.3%
Chesapeake Utilities Corp.	57,408	6,320,621
Northwest Natural Holding Co.	116,061	4,558,876
Total		10,879,497
Multi-Utilities 0.3%
Avista Corp.	244,489	8,139,038
Unitil Corp.	51,912	2,534,344
Total		10,673,382
Water Utilities 0.9%
American States Water Co.	119,321	10,048,021
California Water Service Group	180,682	9,079,271
Middlesex Water Co.	57,056	4,294,035
SJW Corp.	89,245	5,868,751
Total		29,290,078
Total Utilities		61,929,959
Total Common Stocks (Cost $2,241,362,784)		3,232,207,863

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
U.S. Small Cap 1.6%
iShares Core S&P Small-Cap ETF	509,207	51,317,882
Total Exchange-Traded Equity Funds (Cost $48,102,610)		51,317,882

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 5.476%(f),(g)	20,802,556	20,796,315
Total Money Market Funds (Cost $20,793,776)		20,796,315
Total Investments in Securities (Cost: $2,310,259,170)		3,304,322,060
Other Assets & Liabilities, Net		17,865,361
Net Assets		3,322,187,421

At August 31, 2023, securities and/or cash totaling $3,542,550 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	430	09/2023	USD	40,884,400	734,777	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	30,286,530	366,662,242	(376,154,996)	2,539	20,796,315	3,753	694,963	20,802,556
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
August 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	91,243,487	—	—	91,243,487
Consumer Discretionary	450,115,512	—	—	450,115,512
Consumer Staples	160,475,536	—	—	160,475,536
Energy	173,328,509	—	—	173,328,509
Financials	557,683,594	—	—	557,683,594
Health Care	328,512,350	—	0*	328,512,350
Industrials	555,724,844	—	—	555,724,844
Information Technology	437,835,191	—	—	437,835,191
Materials	169,338,660	—	—	169,338,660
Real Estate	246,020,221	—	—	246,020,221
Utilities	61,929,959	—	—	61,929,959
Total Common Stocks	3,232,207,863	—	0*	3,232,207,863
Exchange-Traded Equity Funds	51,317,882	—	—	51,317,882
Money Market Funds	20,796,315	—	—	20,796,315
Total Investments in Securities	3,304,322,060	—	0*	3,304,322,060
Investments in Derivatives
Asset
Futures Contracts	734,777	—	—	734,777
Total	3,305,056,837	—	—	3,305,056,837

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Index Fund | Semiannual Report 2023

Statement of Assets and Liabilities
August 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,289,465,394)	$3,283,525,745
Affiliated issuers (cost $20,793,776)	20,796,315
Cash	468
Receivable for:
Investments sold	29,264,741
Capital shares sold	1,251,969
Dividends	3,794,419
Variation margin for futures contracts	10,597
Expense reimbursement due from Investment Manager	231
Total assets	3,338,644,485
Liabilities
Payable for:
Investments purchased	12,399,562
Capital shares redeemed	3,665,518
Variation margin for futures contracts	69,750
Management services fees	18,249
Distribution and/or service fees	5,763
Trustees’ fees	298,222
Total liabilities	16,457,064
Net assets applicable to outstanding capital stock	$3,322,187,421
Represented by
Paid in capital	2,300,354,860
Total distributable earnings (loss)	1,021,832,561
Total - representing net assets applicable to outstanding capital stock	$3,322,187,421
Class A
Net assets	$839,748,401
Shares outstanding	36,206,602
Net asset value per share	$23.19
Institutional Class
Net assets	$1,146,037,950
Shares outstanding	48,861,454
Net asset value per share	$23.45
Institutional 2 Class
Net assets	$1,000,339,477
Shares outstanding	41,338,449
Net asset value per share	$24.20
Institutional 3 Class
Net assets	$336,061,593
Shares outstanding	14,845,979
Net asset value per share	$22.64
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	19

Statement of Operations
Six Months Ended August 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$31,931,484
Dividends — affiliated issuers	694,963
Foreign taxes withheld	(24,474)
Total income	32,601,973
Expenses:
Management services fees	3,319,543
Distribution and/or service fees
Class A	1,067,240
Trustees’ fees	51,241
Interest on collateral	910
Interest on interfund lending	5,647
Other	434
Total expenses	4,445,015
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(63,661)
Total net expenses	4,381,354
Net investment income	28,220,619
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,624,580
Investments — affiliated issuers	3,753
Futures contracts	(2,357,787)
Net realized gain	31,270,546
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(100,237,910)
Investments — affiliated issuers	2,539
Futures contracts	(238,079)
Net change in unrealized appreciation (depreciation)	(100,473,450)
Net realized and unrealized loss	(69,202,904)
Net decrease in net assets resulting from operations	$(40,982,285)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Index Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Operations
Net investment income	$28,220,619	$44,896,727
Net realized gain	31,270,546	251,500,866
Net change in unrealized appreciation (depreciation)	(100,473,450)	(472,053,820)
Net decrease in net assets resulting from operations	(40,982,285)	(175,656,227)
Distributions to shareholders
Net investment income and net realized gains
Class A	(16,512,686)	(86,885,916)
Institutional Class	(22,439,803)	(126,559,674)
Institutional 2 Class	(19,219,523)	(97,975,094)
Institutional 3 Class	(6,742,202)	(25,250,419)
Total distributions to shareholders	(64,914,214)	(336,671,103)
Decrease in net assets from capital stock activity	(66,383,208)	(118,293,670)
Total decrease in net assets	(172,279,707)	(630,621,000)
Net assets at beginning of period	3,494,467,128	4,125,088,128
Net assets at end of period	$3,322,187,421	$3,494,467,128

	Six Months Ended		Year Ended
	August 31, 2023 (Unaudited)		February 28, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,260,461	51,030,889	5,173,973	126,295,715
Distributions reinvested	619,439	13,850,644	3,224,938	73,409,867
Shares redeemed	(4,892,791)	(111,139,404)	(9,088,840)	(222,996,349)
Net decrease	(2,012,891)	(46,257,871)	(689,929)	(23,290,767)
Institutional Class
Shares sold	3,119,433	70,967,195	6,107,262	151,535,556
Distributions reinvested	922,411	20,846,487	4,843,315	111,341,135
Shares redeemed	(5,980,042)	(135,937,058)	(23,649,498)	(580,067,718)
Net decrease	(1,938,198)	(44,123,376)	(12,698,921)	(317,191,027)
Institutional 2 Class
Shares sold	7,302,997	175,310,054	10,145,684	257,112,604
Distributions reinvested	764,914	17,837,794	3,808,877	90,214,110
Shares redeemed	(8,706,702)	(202,776,764)	(14,010,374)	(354,455,313)
Net decrease	(638,791)	(9,628,916)	(55,813)	(7,128,599)
Institutional 3 Class
Shares sold	4,004,685	86,960,605	11,358,951	265,349,587
Distributions reinvested	108,983	2,376,924	332,921	7,400,872
Shares redeemed	(2,483,766)	(55,710,574)	(1,855,253)	(43,433,736)
Net increase	1,629,902	33,626,955	9,836,619	229,316,723
Total net decrease	(2,959,978)	(66,383,208)	(3,608,044)	(118,293,670)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2023 (Unaudited)	$23.91	0.17	(0.44)	(0.27)	(0.01)	(0.44)	(0.45)
Year Ended 2/28/2023	$27.52	0.26	(1.51)	(1.25)	(0.28)	(2.08)	(2.36)
Year Ended 2/28/2022	$28.74	0.25	0.90	1.15	(0.27)	(2.10)	(2.37)
Year Ended 2/28/2021	$20.32	0.18	8.97	9.15	(0.22)	(0.51)	(0.73)
Year Ended 2/29/2020	$23.54	0.24	(2.00)	(1.76)	(0.26)	(1.20)	(1.46)
Year Ended 2/28/2019	$24.33	0.23	1.32	1.55	(0.23)	(2.11)	(2.34)
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$24.15	0.20	(0.44)	(0.24)	(0.02)	(0.44)	(0.46)
Year Ended 2/28/2023	$27.77	0.32	(1.53)	(1.21)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.96	0.33	0.91	1.24	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$20.47	0.24	9.03	9.27	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$23.69	0.30	(2.02)	(1.72)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$24.47	0.29	1.33	1.62	(0.29)	(2.11)	(2.40)
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$24.90	0.21	(0.45)	(0.24)	(0.02)	(0.44)	(0.46)
Year Ended 2/28/2023	$28.55	0.33	(1.57)	(1.24)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$29.71	0.34	0.93	1.27	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$20.98	0.25	9.26	9.51	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$24.25	0.30	(2.07)	(1.77)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$24.99	0.30	1.36	1.66	(0.29)	(2.11)	(2.40)
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$23.33	0.20	(0.43)	(0.23)	(0.02)	(0.44)	(0.46)
Year Ended 2/28/2023	$26.91	0.33	(1.50)	(1.17)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.13	0.32	0.89	1.21	(0.33)	(2.10)	(2.43)
Year Ended 2/28/2021	$19.91	0.23	8.77	9.00	(0.27)	(0.51)	(0.78)
Year Ended 2/29/2020	$23.08	0.29	(1.96)	(1.67)	(0.30)	(1.20)	(1.50)
Year Ended 2/28/2019	$23.90	0.29	1.29	1.58	(0.29)	(2.11)	(2.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Small Cap Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2023 (Unaudited)	$23.19	(1.07%)	0.45%(c),(d)	0.45%(c),(d)	1.52%	14%	$839,748
Year Ended 2/28/2023	$23.91	(3.93%)	0.45%(c),(d)	0.45%(c),(d),(e)	1.06%	16%	$913,784
Year Ended 2/28/2022	$27.52	3.62%	0.45%(c)	0.45%(c),(e)	0.84%	13%	$1,070,943
Year Ended 2/28/2021	$28.74	46.15%	0.45%(d)	0.45%(d),(e)	0.89%	24%	$1,179,484
Year Ended 2/29/2020	$20.32	(8.08%)	0.45%(d)	0.45%(d),(e)	1.04%	17%	$1,032,677
Year Ended 2/28/2019	$23.54	6.70%	0.45%	0.45%(e)	0.89%	22%	$1,440,665
Institutional Class
Six Months Ended 8/31/2023 (Unaudited)	$23.45	(0.93%)	0.20%(c),(d)	0.20%(c),(d)	1.77%	14%	$1,146,038
Year Ended 2/28/2023	$24.15	(3.72%)	0.20%(c),(d)	0.20%(c),(d),(e)	1.29%	16%	$1,226,987
Year Ended 2/28/2022	$27.77	3.92%	0.20%(c)	0.20%(c),(e)	1.09%	13%	$1,763,233
Year Ended 2/28/2021	$28.96	46.46%	0.20%(d)	0.20%(d),(e)	1.14%	24%	$1,920,981
Year Ended 2/29/2020	$20.47	(7.85%)	0.20%(d)	0.20%(d),(e)	1.29%	17%	$1,603,859
Year Ended 2/28/2019	$23.69	6.99%	0.20%	0.20%(e)	1.14%	22%	$2,026,925
Institutional 2 Class
Six Months Ended 8/31/2023 (Unaudited)	$24.20	(0.91%)	0.20%(c),(d)	0.20%(c),(d)	1.76%	14%	$1,000,339
Year Ended 2/28/2023	$24.90	(3.73%)	0.20%(c),(d)	0.20%(c),(d)	1.31%	16%	$1,045,399
Year Ended 2/28/2022	$28.55	3.92%	0.20%(c)	0.20%(c)	1.09%	13%	$1,199,980
Year Ended 2/28/2021	$29.71	46.48%	0.20%(d)	0.20%(d)	1.12%	24%	$1,236,122
Year Ended 2/29/2020	$20.98	(7.87%)	0.20%(d)	0.20%(d)	1.29%	17%	$638,046
Year Ended 2/28/2019	$24.25	7.01%	0.20%	0.20%	1.14%	22%	$748,749
Institutional 3 Class
Six Months Ended 8/31/2023 (Unaudited)	$22.64	(0.92%)	0.20%(c),(d)	0.20%(c),(d)	1.77%	14%	$336,062
Year Ended 2/28/2023	$23.33	(3.69%)	0.20%(c),(d)	0.20%(c),(d)	1.41%	16%	$308,297
Year Ended 2/28/2022	$26.91	3.93%	0.20%(c)	0.20%(c)	1.09%	13%	$90,933
Year Ended 2/28/2021	$28.13	46.41%	0.20%(d)	0.20%(d)	1.16%	24%	$75,812
Year Ended 2/29/2020	$19.91	(7.84%)	0.20%(d)	0.20%(d)	1.30%	17%	$82,471
Year Ended 2/28/2019	$23.08	6.99%	0.20%	0.20%	1.16%	22%	$70,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2023	23

Notes to Financial Statements
August 31, 2023 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
24	Columbia Small Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Small Cap Index Fund | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Small Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	734,777*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,357,787)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(238,079)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended August 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	29,611,480
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Small Cap Index Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
28	Columbia Small Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended August 31, 2023, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
—	603,545	126,476
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
Columbia Small Cap Index Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2024
Class A	0.45%
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia Small Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
At August 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,310,259,000	1,342,645,000	(347,847,000)	994,798,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $472,817,006 and $583,153,695, respectively, for the six months ended August 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	18,200,000	5.48	2
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2023.
Columbia Small Cap Index Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended August 31, 2023.
Note 9. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
32	Columbia Small Cap Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
August 31, 2023 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Index Fund | Semiannual Report 2023	33

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
34	Columbia Small Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Small Cap Index Fund | Semiannual Report 2023	35

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing
36	Columbia Small Cap Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Index Fund | Semiannual Report 2023	37

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR228_02_N01_(10/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2023